N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: July 31, 2009

Item 1. Reports to Stockholders.

[Logo]

Investment Adviser

Integrity Money Management, Inc.
1 Main Street North
Minot, ND 58702

Principal Underwriter

Integrity Funds Distributor, Inc.±
P.O. Box 500
Minot, ND 58702

Custodian

Wells Fargo Bank, N.A.
Trust & Custody Solutions
801 Nicollet Mall, Suite 700
Minneapolis, MN 55479

Transfer Agent

Integrity Fund Services, Inc.
P.O. Box 759
Minot, ND 58702

Independent Accountants

Brady, Martz & Associates, P.C.
24 West Central Ave.
P.O. Box 848
Minot, ND 58702

±The Fund is distributed through Integrity Funds Distributor, Inc. Member FINRA & SIPC

Integrity Managed Portfolios

KANSAS
MUNICIPAL FUND

P.O. Box 500 • Minot, North Dakota 58702
800-276-1262
info@integrityviking.com
www.integrityviking.com

Dear Shareholder:

Enclosed is the report of the operations for the Kansas Municipal Fund (the "Fund") for the year ended July 31, 2009. The Fund's portfolio and related financial statements are presented within for your review.

Needless to say, the 12-month period ended July 31, 2009 was an extraordinary and stressful time for investors and those of us who have worked in the financial industry for many years. The U.S. economy is in the midst of its second recession this decade. The depth and breadth of this recession is quite different from the 2001 recession in that the negative effects are being felt by nearly every section of the country. Housing values have plummeted in various parts of the country along with two of the three major U.S. auto companies filing for bankruptcy. Those events along with steep declines in manufacturing have led unemployment to levels approaching ten percent.

Seeking to stimulate the economy and loosen the flow of credit, the federal government passed a $700 billion financial rescue package, followed by a $787 billion economic stimulus package. The Federal Reserve was also quite aggressive in its attempts to boost growth by cutting the Fed Funds rate to 0 - 0.25%. Additionally, in the first quarter of 2009 the Fed announced plans to buy $300 billion in Treasury securities in an effort to improve credit markets along with $750 billion of agency mortgage backed securities to bolster the housing markets.

The previous year was an absolutely brutal year for municipal bond investors and the mutual funds that invest in them were no exception as bond prices tumbled and yields rose with concerns that the economic slowdown would affect states credit risks. Not only are states susceptible to a decline in income tax revenues, but falling home prices, rising unemployment and reduced consumer spending are beginning to take their toll on other types of tax revenue.

While all of the above events could make an investor become more cautious, we believe the municipal market could be one of the best places to find bargains in the fixed income market in 2009. During the period, the federal government and its agencies continued to take extraordinary actions to stabilize and restore confidence in the municipal markets. One of these new programs under the American Recovery and Reinvestment Act is the Build America Bonds program which provides funding for state and local governments to pursue necessary capital projects such as schools, roads, public buildings, energy projects, housing and public utilities. The program is designed to provide a federal subsidy for a large portion of the borrowing costs of state and local governments to encourage investments in capital projects.

As a result of these actions and the historic tax equivalent yields municipals offered, tax-free bonds produced strong returns for the latter part of the period. Kansas Municipal Fund began the year at $10.44 and ended the year at $10.45 for a total return of 4.06%. This compares to the Barclays Capital Municipal Index's return of 5.11%. The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.36%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.07%.

During the reporting period, we had the opportunity to purchase bonds at higher yields than were available in many years such as: Leavenworth County School District, 5.125% coupon, due 2029; Douglas County School District (Eudora) 5.125% coupon, due 2029; Park City General Obligation 6% coupon, due 2029; and Dodge City Sales Tax, 5.25% coupon, due 2031.

At year end, we continue to search the primary and secondary markets for higher coupon securities as we feel current yields represent an attractive, long-term opportunity to our buy and hold approach as well as providing the most relative value in the current market. This approach throughout different interest rate environments allows us to have a portfolio of broad diversification that helps mitigate interest rate risk.

Income exempt from federal and Kansas state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, please visit the Fund's website at www.integrityviking.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Viking Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the Fund's website at www.integrityviking.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityviking.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, Inc. P.O. Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, Inc. P.O. Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce its expenses, the Fund may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor, Inc. (the "Distributor" or "Integrity Funds Distributor") at 800-276-1262 or contact your financial institution. The Distributor will begin sending you individual copies 30 days after receiving your request.

TERMS & DEFINITIONS

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Barclays Capital Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Coupon Rate or Face Rate

Rate of interest payable annually based on the face amount of the bond (expressed as a percentage)

Depreciation

Decrease in the value of an asset

Market Value

Actual (or estimated) price at which a bond trades in the marketplace

Maturity

Measure of the term or life of a bond in years; when a bond "matures", the issuer repays the principal

Net Asset Value

The value of all of a fund's assets, less liabilities and divided by the number of outstanding shares; does not include initial or contingent deferred sales charges

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond's creditworthiness; "AAA", "AA", and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D"

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

COMPOSITION July 31, 2009 (unaudited)

Portfolio Quality Ratings
(Based on total long-term investments)

AAA	36.5%
AA	25.4%
A	31.4%
BBB	4.4%
NR	2.3%

Quality ratings reflect the financial strength of the issuer and are assigned by independent rating services such as Moody's Investors Services ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the "Adviser" or "Integrity Money Management"), the Fund's investment adviser.

These percentages are subject to change.

Portfolio Market Sectors
(As a percentage of net assets)

H - Health	23.6%
S - School	21.0%
T - Transportation	15.5%
O - Other	14.3%
HS - Housing	11.5%
W - Water/Sewer	9.5%
U - Utilities	4.6%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

DISCLOSURE OF FUND EXPENSES

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 30, 2009 to July 31, 2009.

Actual expenses: The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes: The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, had these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/30/09	Ending Account Value 7/31/09	Expenses Paid During Period*

Actual	$1,000.00	$1,053.44	$5.49

Hypothetical (5% return before expenses)	$1,000.00	$1,019.58	$5.40

*

Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, and then multiplied by 180/360 days. The Fund's ending account value in the "Actual" section of the table is based on its actual total return of 5.34% for the six-month period of January 30, 2009 to July 31, 2009.

AVERAGE ANNUAL TOTAL RETURNS (unaudited)

	For periods ending July 31, 2009
Kansas Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
Without sales charge	4.06%	3.34%	2.91%	2.86%	4.42%
With sales charge (4.25%)	(0.33%)	1.86%	2.01%	2.42%	4.17%

Barclays Capital Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
	5.11%	4.07%	4.22%	5.14%	6.21%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

COMPARATIVE INDEX GRAPH (unaudited)

Comparison of change in value of a $10,000 investment in
the Fund and the Barclays Capital Municipal Bond Index

	Fund without sales charge	Fund with maximum sales charge	Barclays Capital Municipal Bond Index
7/31/99	$10,000	$9,576	$10,000
2000	$10,169	$9,738	$10,431
2001	$10,996	$10,530	$11,484
2002	$11,378	$10,896	$12,255
2003	$11,293	$10,815	$12,695
2004	$11,487	$11,000	$13,429
2005	$11,511	$11,024	$14,284
2006	$12,016	$11,507	$14,649
2007	$12,384	$11,859	$15,273
2008	$12,743	$12,203	$15,708
7/31/09	$13,260	$12,698	$16,510

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Barclays Capital Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. The Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

MANAGEMENT OF THE FUND

The Board of Trustees ("Board") of the Fund consists of four Trustees (the "Trustees"). These same individuals, unless otherwise noted, also serve as directors or trustees for Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the four series of Viking Mutual Funds. Three Trustees are not "interested persons" (75% of the total) as defined under the 1940 Act (the "Independent Trustees"). The remaining Trustee is "interested" (the "Interested Trustees") by virtue of his affiliation with Viking Fund Management, LLC and its affiliates."

For the purposes of this section, the "Fund Complex" consists of Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the four series of Viking Mutual Funds.

Each Trustee serves the Fund until its termination; or until the Trustees' retirement, resignation, or death; or otherwise as specified in the Fund's organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Fund.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held
Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 14 funds

Principal occupation(s): Faculty: Embry-Riddle University (2000 to 2005), Park University (2000 to 2005), Minot State University (1999 to present); Non-Profit Specialist, Bremer Bank (2006 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2006 to 2009), Integrity Fund of Funds, Inc., The Integrity Funds, and Integrity Managed Portfolios (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Marycrest Franciscan Development, Inc.

Orlin W. Backes Birth date: May 11, 1935 Began serving: January 1996 Funds overseen: 14 funds

Principal occupation(s): Attorney: McGee, Hankla, Backes & Dobrovolny, P.C. (1963 to present); Director/Trustee: South Dakota Tax-Free Fund, Inc. (1995 to 2004), ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1995 to 2009), Integrity Fund of Funds, Inc. (1995 to present), Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: First Western Bank & Trust

R. James Maxson Birth date: December 12, 1947 Began serving: June 1999 Funds overseen: 14 funds

Principal occupation(s): Attorney: Maxson Law Office (2002 to present); Vice President: Minot Area Development Corporation (2008 to present); Director/Trustee: South Dakota Tax-Free Fund, Inc. (1999 to 2004), ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1999 to 2009), Integrity Fund of Funds, Inc., and Integrity Managed Portfolios (1999 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Vincent United Methodist Foundation, Minot Area Development Corporation, Peoples State Bank of Velva

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262.

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Director (1987 to 2007) and CEO (2001 to 2007): Integrity Mutual Funds, Inc.; Director, President, and Treasurer (1988 to 2007): Integrity Money Management, Inc.; Director, President, and Treasurer (1988 to 2004): ND Capital, Inc.; Director, President, and Treasurer (1989 to 2007): Integrity Fund Services, Inc.; Director, CEO, Chairman (2002 to 2007), and President (2002 to 2004): Capital Financial Services, Inc.; Director and President (1994 to 2004): South Dakota Tax-Free Fund, Inc.; President and Interim President: (1989 to 2007 and 2008 to 2009), ND Tax-Free Fund, Inc., (1993 to 2007 and 2008 to 2009), Montana Tax-Free Fund, Inc., (1996 to 2007 and 2008 to present), Integrity Managed Portfolios, (2003 to 2007 and 2008 to 2009), The Integrity Funds, (1995 to 2007 and 2008 to 2009), Integrity Fund of Funds, Inc.; Director and Chairman: Montana Tax-Free Fund, Inc. (1993 to 2009), ND Tax-Free Fund, Inc. (1988 to 2009), Integrity Fund of Funds, Inc. (1994 to present); Trustee and Chairman (1996 to present), and Treasurer (1996 to 2004): Integrity Managed Portfolios; Trustee and Chairman: The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Minot Park Board

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held
Robert E. Walstad(1) Chairman Birth date: August 16, 1944 Began serving: January 1996 Funds overseen: 14 funds

(1) Trustee who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors, LLC the parent company of Viking Fund Management, LLC, Integrity Fund Services, Inc. and Integrity Funds Distributor.

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 2009

Principal occupation(s): Governor, CEO and President (2009 to present): Corridor Investors, LLC; President (1998-present): Viking Fund Management, LLC; President (1999-2009): Viking Fund Distributors, LLC; Treasurer and Trustee (1999-2009) and President (1999-present): Viking Mutual Funds; President (2009-present): Integrity Fund of Funds, Inc., The Integrity Funds and Integrity Managed Portfolios

Other Directorships Held: Governor, Viking Fund Management, LLC

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: January 1996

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney; Vice President and Director (1988 to 2009): Integrity Mutual Funds, Inc.; Director, Vice President, and Secretary: ND Capital, Inc. (1988 to 2006), Integrity Money Management, Inc. (1988 to 2009), Integrity Fund Services, Inc. (1989 to 2009), and Integrity Funds Distributor, Inc. (1996 to 2009); Director, Vice President, and Secretary: South Dakota Tax-Free Fund, Inc. (1994 to 2004), ND Tax Free Fund, Inc. (1988 to 2009); Montana Tax-Free Fund, Inc. (1993 to 2009); Director (1994 to 2009), Secretary (1994 to 2009) and Vice President: Integrity Fund of Funds, Inc. (1994 to present); Secretary (1994 to 2009) and Vice President: Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Adam C. Forthun Treasurer Birth date: June 30, 1976 Began serving: May 2008

Principal occupation(s): Fund Accountant (2003 to 2005), Fund Accounting Supervisor (2005 to 2008), Fund Accounting Manager (2008 to present): Integrity Fund Services, Inc.; Treasurer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2008 to 2009), Integrity Fund of Funds, Inc., Integrity Managed Portfolios and The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Brent M. Wheeler Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: October 2005

Principal occupation(s): Fund Accounting Manager (1998 to 2005): Integrity Fund Services, Inc.; Treasurer (2004 to 2005): ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc.; Mutual Fund Chief Compliance Officer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2005 to 2009), Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc. (2005 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Transaction With Corridor Investors, LLC

Corridor Investors, LLC ("Corridor"), located at 1 Main Street North, Minot, North Dakota 58703, is a North Dakota limited liability company that was organized in January 2009 by Robert E. Walstad, the chairman of the Board of Trustees of Integrity Managed Portfolios, and Shannon D. Radke, president of Viking Fund Management, LLC ("Viking") and Viking Mutual Funds. Mr. Walstad and Mr. Radke are Governors of Corridor, and Mr. Radke is the President and Chief Executive Officer of Corridor. On March 6, 2009, Viking and Corridor entered into an agreement (the "Corridor Agreement") with Integrity Mutual Funds, Inc. ("Integrity") and Integrity Money Management, among others, to complete certain transactions (collectively, the "Transaction"), certain of which are described below. The Transaction was completed on July 31, 2009, and Viking assumed responsibility for the daily management of the Funds assets.

Prior to the closing of the Transaction, Integrity Money Management served as investment adviser to the Funds. Pursuant to the Corridor Agreement, Integrity (as seller) generally sold its mutual fund services business to Corridor and Viking (collectively, as buyer). More specifically, Corridor and Viking acquired, among other things, certain assets of Integrity Money Management and Viking became a wholly-owned subsidiary of Corridor. Integrity Funds Distributor (the Funds' principal underwriter) and Integrity Fund Services, Inc. (the Funds' transfer agent and accounting and administrative services provider) also became wholly-owned subsidiaries of Corridor as a result of the Transaction.

To complete the Transaction, numerous conditions needed to be met, including shareholder approval of advisory contracts with Viking (the "New Agreements"). Shareholders approved, among other things, the New Agreements at meetings held on June 29, 2009 (and, for certain Funds, at meetings adjourned to July 24, 2009) (collectively, the "Shareholder Meetings").

With the completion of the Transaction, Corridor now provides investment advisory, distribution and other services to the Funds, as well as to the four series of Viking Mutual Funds, the six series of The Integrity Funds, and Integrity Fund of Funds, Inc., primarily through its subsidiaries, including Viking, Integrity Funds Distributor and Integrity Fund Services, Inc. ("Integrity Fund Services" or "IFS").

Investment Advisory Agreements with Viking

The following paragraphs summarize the material information and factors considered by the Board, including a majority of the Independent Trustees, at meetings held on March 6, 2009 and on March 11, 2009 (collectively, the "March Meeting"), as well as their conclusions relative to such factors in considering the approval of the New Agreements.

During last year, the Board received and considered a variety of materials related to the proposed Transaction (including relating to Corridor and Viking), the rationale therefor, alternatives to the Transaction, and the potential impact to the Funds. In light of the Corridor Agreement, the Board, including a majority of the Independent Trustees, considered the approval of the Agreements at the March meeting. In evaluating the New Agreements, the Board reviewed information furnished by Integrity, Integrity Money Management and Viking, including information regarding: (1) the services to be provided to the Funds, including the nature, extent and quality of such services; (2) the performance of the Funds; (3) the compensation to be paid to Viking including the cost of advisory services to be provided and profits to be realized by Viking and its affiliates, including Corridor, from the relationship with the Funds, taking into account the anticipated expense limitation arrangements; (4) the extent to which economies of scale would be realized as a Fund grows and whether the advisory fee reflects these economies of scale for the benefit of the Fund's investors; (5) other benefits to be received by Viking from its relationship with the Funds; and (6) the continuity of services to be provided to the Funds by other service providers, including IFS and Integrity Funds Distributor. In considering the New Agreements, the Independent Trustees also relied upon their knowledge of the Transaction, Corridor, Viking and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the New Agreements. Each Independent Trustee may have accorded different weight to the various factors in reaching his conclusions with respect to the New Agreements. The Independent Trustees did not identify any single factor as all-important or controlling. The Independent Trustees' considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

As outlined in more detail below, the Board, including the Independent Trustees, considered all factors they believed relevant with respect to appointing Viking as investment adviser and approving the New Agreements.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services to be provided by Viking, including investment advisory and administrative services. In considering the nature, extent and quality of the services to be provided to the Funds by Viking under the New Agreements, the Board recognized that Viking would be a subsidiary of Corridor upon the completion of the Transaction. In this regard, the Board considered that Corridor was a newly formed company, and therefore took into account Corridor's financing prospects and viability, based on information provided by Integrity. Members of Integrity and Viking represented to the Board that Corridor would oversee the consolidation of the operations of Integrity Money Management into those of Viking following the Transaction to ensure a smooth transition and that the Transaction and the New Agreements were not expected to effect any material changes in the manner in which the Funds are managed.

In addition, the Board considered the continuity of investment and administrative personnel. With respect to investment personnel, the Board is familiar with the background, experience and track record of the Funds' investment personnel and these same persons were expected to serve the Funds in the same capacities following the Transaction, except as employees of Viking. More specifically, the Board was advised that the portfolio manager who was managing the Funds would continue to manage such Funds on behalf of Viking.

As discussed in further detail below, with limited exceptions, the Board noted that the administrative personnel then providing services to the Funds were expected to continue in the same capacity and provide the same level of service following the Transaction. Although the same investment personnel were expected to continue to manage the Funds under the New Agreements, the Board recognized that the level of services may be enhanced with the addition of Viking's additional management expertise and marketing resources.

The Board concluded that the approval of the New Agreements and the transition of the Funds' management from Integrity Money Management to Viking were not expected to interfere with the day-to-day management of the Funds. Based on its review, the Board concluded that the expected nature, extent and quality of services to be provided by Viking supported approval of the New Agreements.

Performance. The Board considered the performance history of the Funds, and in light of the continuity of investment personnel as employees of Viking, the Board recognized that the New Agreements were not expected to impact the performance of the Funds.

Compensation and Economies of Scale. The Board evaluated the management fees under the New Agreements and noted that the advisory fee rates would be the same as the advisory fee rates paid by the Funds under the then-existing investment advisory agreements. The Board also considered the Funds' expense ratios, including, in particular, the expense limitation provisions applicable to the Funds that were set forth in the then-existing investment advisory agreements and noted that, although such expense limitation provisions would not be included in the New Agreements, Viking would agree to waive fees or reimburse expenses to maintain each Fund's expense level at a level that is equal to or lower than the currently applicable percentages for an initial term until July 31, 2010. The Board considered whether there were any economies of scale and whether fee levels reflect these economies of scale. In this regard, the Board noted that none of the Funds has reached an asset level that would enable it to benefit substantially from economies of scale. However, the Board recognized that with the integration of the Integrity and Viking fund families, certain shared expenses may be spread over a larger asset base. The Board recognized that even if an alternative investment adviser could potentially result in lower fees, the benefits to shareholders of continuity in the operations and management of the Funds also needed to be accorded weight. The Board concluded that the fees to be paid to Viking under the New Agreements, taking into account relevant expense limitations, were fair and reasonable.

Profitability. In connection with its review of fees, the Board also considered the profitability of Viking for its advisory activities. In this regard, the Board reviewed information regarding the finances of Corridor and Viking and estimated revenues. Based on the information provided, the Board concluded that the level of profitability was reasonable in light of the services provided.

Ancillary Benefits. The Board considered whether there were any ancillary benefits Viking and its affiliates may receive as a result of its relationship with the Funds. In this regard, the Board considered that Viking does not currently engage in any soft dollar arrangements. Based on their review, the Independent Trustees concluded that any indirect benefits received by Viking and its affiliates as a result of its relationship with the Funds were reasonable and within acceptable parameters.

Continuity of Service Providers. The Board noted that, in addition to acquiring Viking, Corridor would be acquiring IFS and Integrity Funds Distributor as part of the Transaction. Accordingly, IFS would continue to act as administrator, accounting service provider and transfer agent to the Funds and Integrity Funds Distributor would continue to act as distributor to the Funds. The Board also noted that Wells Fargo Bank, N.A. would continue to act as the Funds' custodian. The Board concluded that the continuation of the Funds' service provider contracts would help ensure continuity of Fund operations.

Based on their review of the New Agreements, the materials provided and the considerations described above, the Trustees, including a majority of the Independent Trustees, determined that the adoption of the New Agreements would be in the best interests of the Funds and their respective shareholders and should be approved. In addition, the Board recommended approval of each New Agreement by the respective Fund's shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. Viking seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

Mr. Walstad and Mr. Radke comprise the initial Board of Governors of Corridor, and Mr. Radke serves as the president and chief executive officer of Corridor. In addition, Mr. Walstad and Mr. Radke own membership interests of approximately 10% and 5%, respectively, in Corridor. They received their membership interests, without a cash investment, in exchange for their contributions to Corridor (including experience in the mutual fund industry and their personal guaranties of bank financing) and, in addition, with respect to Mr. Radke, in exchange for his interest in Viking. Other current employees of Corridor own, in the aggregate, approximately 23% of the total membership interests in Corridor, with each employee individually owning an interest of approximately 1%. They received their membership interests in exchange for their experience and role in the operations of Corridor, and without a cash investment.

•

With respect to securities transactions for the Funds, Viking determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where Viking has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. The compensation of Monte Avery (the "Portfolio Manager" of the Funds), is based on salary paid every other week. He is not compensated for client retention. In addition, Corridor sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

Viking and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

SCHEDULE OF INVESTMENTS July 31, 2009 (unaudited)

KANSAS MUNICIPAL BONDS (96.7%)	Principal Amount	Market Value

Burlington, KS PCR (Gas & Elec.) 5.300% 6/1/31	$1,000,000	$968,690
Burlington, KS PCR (Gas & Elec.) 4.850% 6/1/31	500,000	460,130
Butler Cty., KS Public Bldg. 5.550% 10/1/21	300,000	313,668
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. 5.000% 8/1/22	250,000	256,078
Cowley Cty., KS USD #465 (Winfield) 5.250% 10/1/14	250,000	282,898
Dickinson Cnty, KS USD # 473 5.000% 9/1/27	325,000	345,420
Dodge City, KS Sales Tax Rev 5.250% 6/1/31	1,000,000	1,032,350
Dodge, KS School District #443 5.000% 9/1/11	1,000,000	1,041,260
Douglas Cty., KS Sales Tax Ref. 5.000% 8/1/19	1,000,000	1,069,780
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.125% 9/1/29	250,000	250,488
Harvey Cty., KS USD #373 (Newton) 5.000% 9/1/23	200,000	208,034
Harvey Cty., KS USD #373 (Newton) 5.000% 9/1/25	1,000,000	1,022,230
Hutchinson, KS Community College 5.000% 10/1/25	350,000	345,702
Hutchinson, KS Community College 5.250% 10/1/30	300,000	290,598
Hutchinson, KS Community College 5.250% 10/1/33	450,000	428,477
*Johnson Cty., KS USD #231 Gardner-Edgerton 5.000% 10/1/24	1,135,000	1,145,363
Johnson Cty., KS USD #232 (Desoto) 5.250% 9/1/23	500,000	536,545
Junction City, KS Ref & Impt 5.000% 9/1/25	250,000	258,108
Junction City, KS Unlimited GO 4.100% 9/1/20	100,000	97,441
Junction City, KS Unlimited GO 4.250% 9/1/21	100,000	97,221
Junction City, KS Unlimited GO 4.400% 9/1/22	100,000	97,772
Kansas City, KS Mrtge. Rev. 5.900% 11/1/27	240,000	240,185
Kansas Dept. Transportation Highway Rev. 5.000% 3/1/23	250,000	263,810
KS St Dev Fin Auth Lease Rev (Dept. of Admin. Capital Restoration) 5.375% 10/1/20	370,000	390,935
KS St Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 5/1/13	570,000	610,561
KS Devl. Fin. Auth. Sisters of Charity Leavenworth 5.125% 12/1/18	100,000	100,008
*KS Devl. Finance Auth. (Water Pollution Control) Rev. 5.250% 5/1/11	250,000	250,285
KS Devl. Finance Auth. (KS St. Projects) Rev. 5.000% 10/1/17	250,000	264,820
KS Devl. Finance Auth. (Water Pollution Control) Rev. 5.250% 11/1/22	1,000,000	1,054,990
KS Devl. Finance Auth. (Water Pollution Control) 5.000% 11/1/23	1,000,000	1,036,760
KS ST Dev Fin Auth. Hosp. Rev. Adventist Health 5.150% 11/15/23	250,000	250,708
KS St Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	247,305
KS St Dev Fin Auth Hosp Rev Adventist Health 5.500% 11/15/29	100,000	100,299
KS St Dev Fin Auth. Adventist Health 5.750% 11/15/34	250,000	246,183
*KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 5/1/26	1,335,000	1,388,600
KS Devl. Finance Auth. Rev. (Dept. Admin.) 5.000% 11/1/25	250,000	261,653
KS Devl. Finance Auth. Rev. (Univ. KS Research Cent.) 5.000% 2/1/26	500,000	506,775
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.250% 11/1/25	250,000	268,033
KS Devl. Finance Auth. Rev. (Athletic Facs. University of KS) 5.000% 6/1/33	250,000	241,648
KS Devl. Finance Auth. Rev. (Water Pollution) 5.000% 11/1/28	250,000	256,885
KS Devl. Finance Auth. Rev. (Road Revolving Fund) 4.625% 10/1/26	250,000	257,710
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 5/1/35	250,000	248,455
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev. 6.125% 12/1/20	1,000,000	1,038,560
KS Devl. Finance Auth. (Hays Medical Center) 5.000% 11/15/22	500,000	496,785
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. - Unrefunded 5.375% 11/15/24	1,365,000	1,394,798
KS Turnpike Auth. Rev. 5.250% 9/1/21	500,000	528,020
KS Turnpike Auth. Rev. 5.000% 9/1/24	330,000	340,161
KS Turnpike Auth. Rev. 5.000% 9/1/25	750,000	769,808
Lawrence, KS (Unlimited Tax) Refunding G.O. 5.375% 9/1/20	500,000	520,815
Lawrence, KS (Memorial Hospital) Rev. 5.125% 7/1/26	500,000	470,870
Lawrence, KS (Memorial Hospital) Rev. 5.125% 7/1/36	300,000	257,034
Leavenworth County USD #453 GO Improvement & Refunding 5.125% 3/1/29	1,000,000	1,037,620
Lincoln County, KS Public Bldg (Lincoln County Hosp) 5.000% 3/1/28	125,000	134,351
Manhattan, KS General Obligation 5.000% 11/1/28	130,000	137,561
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 8/15/20	250,000	253,225
Montgomery Cty, KS USD # 446 5.000% 9/1/33	250,000	250,938
Newton, KS Unlimited G.O. 4.750% 9/1/29	435,000	438,819
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. 5.500% 9/1/25	235,000	235,952
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. 5.500% 9/1/30	500,000	493,465
Olathe, Health Fac Rev (Med Center) 5.000% 9/1/29	500,000	452,555
*Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.700% 11/1/27	2,210,000	2,210,641
Park City, KS 6.000% 12/1/29	500,000	536,300
Reno Cty., KS USD #308 Hutchinson 4.500% 9/1/23	500,000	502,780
Salina, KS (General Obligation) 4.625% 10/1/27	200,000	202,566
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev. 5.800% 11/15/26	1,000,000	1,000,550
Sedgwick Cnty Kans Uni Sch Dist No. 262 5.000% 9/1/28	500,000	518,540
Shawnee Cty., KS G.O. 5.000% 9/1/16	655,000	749,124
Topeka, KS G.O. 5.000% 8/15/21	400,000	409,404
University of Kansas Hosp. Auth. 5.700% 9/1/20	830,000	833,644
*University of Kansas Hosp. Auth. 5.550% 9/1/26	355,000	356,317
Wamego, KS PCR (Kansas Gas & Electric Project) 5.300% 6/1/31	750,000	697,830
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 7/1/19	700,000	731,563
Wichita, KS (Via Christi Health System) Rev. 6.250% 11/15/24	1,500,000	1,496,415
Wichita, KS (Via Christi Health System) Rev. 5.625% 11/15/31	1,100,000	1,064,305
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. 5.650% 7/1/16	990,000	990,554
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. 5.700% 7/1/22	2,000,000	1,999,400
Wichita, KS Water & Sewer Util. Rev. 5.250% 10/1/18	1,465,000	1,558,042
Wichita, KS Water & Sewer Util. Rev. 5.000% 10/1/28	500,000	498,835
Wichita, KS Water & Sewer Rev. 5.000% 10/1/23	100,000	107,593
Wyandotte City, KS General Obligation 5.000% 8/1/27	500,000	521,750
Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev 5.000% 9/1/29	500,000	526,050

TOTAL KANSAS MUNICIPAL BONDS (COST: $45,347,390)		$45,798,394

SHORT-TERM SECURITIES (2.3%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $1,072,405)	1,072,405	$1,072,405

TOTAL INVESTMENTS IN SECURITIES (COST: $46,419,795)		$46,870,799
OTHER ASSETS LESS LIABILITIES		494,007

NET ASSETS		$47,364,806

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$1,072,405	$0	$0	$1,072,405
Municipal Bonds	0	45,798,394	0	45,798,394
Total	$1,072,405	$45,798,394	$0	$46,870,799

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities July 31, 2009

ASSETS
Investments in securities, at value (cost: $46,419,795)	$46,870,799
Accrued dividends receivable	685,888
Accrued interest receivable	350
Prepaid expenses	916
Receivable for Fund shares sold	10,980
Total assets	$47,568,933

LIABILITIES
Accrued expenses	$21,695
Disbursements in excess of demand deposit cash	9
Dividends Payable	144,946
Payable to affiliates	37,477
Total liabilities	$204,127

NET ASSETS	$47,364,806

Net assets are represented by:
Paid-in capital	$55,035,936
Accumulated undistributed net realized gain (loss) on investments	(8,124,446)
Accumulated undistributed net investment income (loss)	2,312
Unrealized appreciation (depreciation) on investments	451,004
Total amount representing net assets applicable to 4,532,514 outstanding shares of no par common stock (unlimited shares authorized)	$47,364,806

Net asset value per share	$10.45

Public offering price (based on sales charge of 4.25%)	$10.91

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations For the year ended July 31, 2009

INVESTMENT INCOME
Interest	$2,297,943
Dividends	17,777
Total investment income	$2,315,720

EXPENSES
Investment advisory fees	$233,647
Distribution (12b-1) fees	116,824
Administrative service fees	58,412
Transfer agent fees	93,459
Accounting service fees	47,365
Custodian fees	8,000
Professional fees	41,000
Trustees fees	7,862
Insurance expense	1,870
Reports to shareholders	3,072
Audit fees	8,000
Legal fees	5,229
Transfer agent out-of-pockets	4,243
License, fees, and registrations	1,664
Total expenses	$630,647
Less expenses waived or absorbed by the Fund's manager	(130,642)
Total net expenses	$500,005

NET INVESTMENT INCOME (LOSS)	$1,815,715

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$172,956
Net change in unrealized appreciation (depreciation) of investments	(197,097)
Net realized and unrealized gain (loss) on investments	$(24,141)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,791,574

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets

	Year Ended 7/31/09	Year Ended 7/31/08
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,815,715	$1,945,733
Net realized gain (loss) on investment transactions	172,956	177,815
Net change in unrealized appreciation (depreciation) on investments	(197,097)	(619,782)
Net increase (decrease) in net assets resulting from operations	$1,791,574	$1,503,766

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($0.40 and $0.40 per share, respectively)	$(1,814,848)	$(1,945,509)
Distributions from net realized gain on investment transactions ($0.00 and $0.00 per share, respectively)	0	0
Total dividends and distributions	$(1,814,848)	$(1,945,509)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,473,521	$1,520,973
Proceeds from reinvested dividends	1,206,706	1,289,918
Cost of shares redeemed	(4,878,949)	(6,777,875)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,198,722)	$(3,966,984)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,221,996)	$(4,408,727)

NET ASSETS, BEGINNING OF PERIOD	48,586,802	52,995,529

NET ASSETS, END OF PERIOD	$47,364,806	$48,586,802

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the "Trust") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares.

The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions.

Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

In June of 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing this standard and has concluded that no provision for income tax is required in the financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the financial statements as "Other expense".

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Tax-exempt income	$1,814,848	$1,945,509
Ordinary income	0	0
Long-term capital gains	0	0
Total	$1,814,848	$1,945,509

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
$2,312	$0	$0	($8,124,446)	$451,004	($7,671,130)

The Fund has unexpired net capital loss carryforwards for tax purposes as of July 31, 2009 totaling $8,124,446, which may be used to offset future capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the following table.

Year	Unexpired Capital Losses
2010	$1,444,860
2011	$1,970,032
2012	$1,399,598
2013	$2,680,173
2014	$388,935
2015	$240,848

For the year ended July 31, 2009, the Fund made $395,067 in permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2009, the Fund did not defer to August 1, 2009, any post-October capital losses, post-October currency losses, or post-October passive foreign investment company losses.

Distributions to shareholders—Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3: CAPITAL SHARE TRANSACTIONS

As of July 31, 2009, there were unlimited shares of no par authorized; 4,532,514 and 4,653,648 shares were outstanding at July 31, 2009 and July 31, 2008, respectively.

Transactions in capital shares were as follows:

	Year Ended 7/31/09	Year Ended 7/31/08
Shares sold	241,562	144,053
Shares issued on reinvestment of dividends	118,228	122,244
Shares redeemed	(480,924)	(641,729)
Net increase (decrease)	(121,134)	(375,432)

NOTE 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $103,005 of investment advisory fees after a partial waiver for the year ended July 31, 2009. The Fund has a payable to Integrity Money Management of $9,773 at July 31, 2009 for investment advisory fees. Certain Officers and Trustees of the Fund are also Officers and Directors of Integrity Money Management.

Under the terms of the Investment Advisory Agreement, Integrity Money Management has agreed to pay all the expenses of the Fund (excluding taxes, brokerage fees, commissions, and acquired fund fees and expenses, if any) that exceed 1.07% of the Fund's average daily net assets on an annual basis up to the amount of the investment advisory and management fee. Integrity Money Management and Integrity Funds Distributor may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses were 1.07% for the year ended July 31, 2009.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $116,824 of distribution fees for the year ended July 31, 2009. The Fund has a payable to Integrity Funds Distributor of $9,866 at July 31, 2009 for distribution fees.

As transfer agent to the Fund, Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $93,459 of transfer agency fees and expenses for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $7,893 at July 31, 2009 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged for each additional share class. The Fund has recognized $47,365 of accounting service fees for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $3,973 at July 31, 2009 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.125% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $58,412 of administrative service fees for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $4,933 at July 31, 2009 for administrative service fees.

NOTE 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $7,570,397 and $8,915,583, respectively, for the year ended July 31, 2009.

NOTE 6: INVESTMENTS IN SECURITIES

At July 31, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $46,419,795. The net unrealized appreciation of investments based on the cost was $451,004, which is comprised of $853,177 aggregate gross unrealized appreciation and $402,173 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis are due to differing treatment for market discount, capital loss deferral, wash sales, and futures transactions.

NOTE 7: SUBSEQUENT EVENTS

On July 31, 2009, Corridor Investors, LLC completed a transaction with Integrity Mutual Funds, Inc. and Integrity Money Management, Inc. With the completion of the transaction, Corridor Investors, LLC and its subsidiaries (Viking, Integrity Funds Distributor, Inc. and Integrity Fund Services, Inc.) began providing investment advisory, distribution and other services to Integrity Managed Portfolios effective August 1, 2009.

Subsequent events noted above were evaluated through September 11, 2009, which is the date these financial statements were available to be issued.

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06	Year Ended 7/29/05
Net asset value, beginning of period	$10.44	$10.54	$10.62	$10.57	$10.93

Income from investment operations:
Net investment income (loss)	$.40	$.40	$.40	$.41	$.38
Net realized and unrealized gain (loss) on investment transactions	.01	(.10)	(.08)	.05	(.36)
Total income (loss) from investment operations	$.41	$.30	$.32	$.46	$.02

Less Distributions:
Dividends from net investment income	$(.40)	$(.40)	$(.40)	$(.41)	$(.38)
Distributions from net realized gains	.00	.00	.00	.00	.00
Total distributions	$(.40)	$(.40)	$(.40)	$(.41)	$(.38)

Net asset value, end of period	$10.45	$10.44	$10.54	$10.62	$10.57

Total Return[1]	4.06%	2.90%	3.06%	4.39%	0.22%

Ratios/Supplemental data
Net assets, end of period (in thousands)	$47,365	$48,587	$52,996	$59,093	$67,470
Ratio of net expenses (after expense assumption) to average net assets[2]	1.07%	1.07%	1.07%	1.03%	0.97%
Ratio of net investment income to average net assets	3.88%	3.81%	3.77%	3.82%	3.56%
Portfolio turnover rate	16.73%	6.52%	4.77%	12.31%	44.85%

[1]	Excludes any applicable sales charge.
[2]

During the periods indicated above, the Adviser assumed and/or waived expenses of $130,642, $147,515, $106,719, $79,585, and $130,764, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.35%, 1.36%, 1.26%, 1.15%, and 1.15%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

TAX INFORMATION

Tax information for the year ended July 31, 2009 (unaudited)

We are required to advise you within 60 days of the Fund's fiscal year regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 29, 2008	August 29, 2008	$.032502	.0	.0
September 30, 2008	September 30, 2008	$.034859	.0	.0
October 31, 2008	October 31, 2008	$.034189	.0	.0
November 28, 2008	November 28, 2008	$.031329	.0	.0
December 31, 2008	December 31, 2008	$.035821	.0	.0
January 30, 2009	January 30, 2009	$.031902	.0	.0
February 27, 2009	February 27, 2009	$.029249	.0	.0
March 31, 2009	March 31, 2009	$.036786	.0	.0
April 30, 2009	April 30, 2009	$.033798	.0	.0
May 29, 2009	May 29, 2009	$.032373	.0	.0
June 30, 2009	June 30, 2009	$.032250	.0	.0
July 31, 2009	July 31, 2009	$.031915	.0	.0

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Kansas Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Kansas Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2009, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Kansas Municipal Fund of the Integrity Managed Portfolios as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA

September 11, 2009

This Page Intentionally Left Blank.

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Equity Funds
Williston Basin/Mid-North America Stock Fund
Integrity Growth & Income Fund
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund

Corporate Bond Fund
Integrity High Income Fund

Specialty Fund
Integrity Fund of Funds

State-Specific Tax-Exempt Bond Funds
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityviking.com. Please read the prospectus carefully before investing.

[Logo]

Investment Adviser

Integrity Money Management, Inc.
1 Main Street North
Minot, ND 58703

Principal Underwriter

Integrity Funds Distributor, Inc.±
P.O. Box 500
Minot, ND 58702

Custodian

Wells Fargo Bank, N.A.
Trust & Custody Solutions
801 Nicollet Mall, Suite 700
Minneapolis, MN 55479

Transfer Agent

Integrity Fund Services, Inc.
P.O. Box 759
Minot, ND 58702

Independent Accountants

Brady, Martz & Associates, P.C.
24 West Central Ave.
P.O. Box 848
Minot, ND 58702

±The Fund is distributed through Integrity Funds Distributor, Inc. Member FINRA & SIPC

Integrity Managed Portfolios

KANSAS INSURED
INTERMEDIATE FUND

P.O. Box 500 • Minot, North Dakota 58702
800-276-1262
info@integrityviking.com
www.integrityviking.com

Dear Shareholder:

Enclosed is the report of the operations for the Kansas Insured Intermediate Fund (the "Fund") for the year ended July 31, 2009. The Fund's portfolio and related financial statements are presented within for your review.

Needless to say, the 12-month period ended July 31, 2009 was an extraordinary and stressful time for investors and those of us who have worked in the financial industry for many years. The U.S. economy is in the midst of its second recession this decade. The depth and breadth of this recession is quite different from the 2001 recession in that the negative effects are being felt by nearly every section of the country. Housing values have plummeted in various parts of the country along with two of the three major U.S. auto companies filing for bankruptcy. Those events along with steep declines in manufacturing have led unemployment to levels approaching ten percent.

Seeking to stimulate the economy and loosen the flow of credit, the federal government passed a $700 billion financial rescue package, followed by a $787 billion economic stimulus package. The Federal Reserve was also quite aggressive in its attempts to boost growth by cutting the Fed Funds rate to 0 - 0.25%. Additionally, in the first quarter of 2009 the Fed announced plans to buy $300 billion in Treasury securities in an effort to improve credit markets along with $750 billion of agency mortgage backed securities to bolster the housing markets.

The previous year was an absolutely brutal year for municipal bond investors and the mutual funds that invest in them were no exception as bond prices tumbled and yields rose with concerns that the economic slowdown would affect states credit risks. Not only are states susceptible to a decline in income tax revenues, but falling home prices, rising unemployment and reduced consumer spending are beginning to take their toll on other types of tax revenue.

While all of the above events could make an investor become more cautious, we believe the municipal market could be one of the best places to find bargains in the fixed income market in 2009. During the period, the federal government and its agencies continued to take extraordinary actions to stabilize and restore confidence in the municipal markets. One of these new programs under the American Recovery and Reinvestment Act is the Build America Bonds program which provides funding for state and local governments to pursue necessary capital projects such as schools, roads, public buildings, energy projects, housing and public utilities. The program is designed to provide a federal subsidy for a large portion of the borrowing costs of state and local governments to encourage investments in capital projects.

As a result of these actions and the historic tax equivalent yields municipals offered, tax-free bonds produced strong returns for the latter part of the period. Kansas Insured Intermediate Fund began the year at $10.94 and ended the year at $11.09 for a total return of 5.22%*. This compares to the Barclays Capital Municipal 7-Year Bond Index's return of 8.01%. The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.36%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.75%.

During the reporting period, we had the opportunity to purchase bonds at higher yields than were available in many years such as: Montgomery County School District, 5.00% coupon, due 2021; Dodge City Sales Tax, 5.00% coupon, due 2021; Leavenworth County School District, 5.25% coupon, due 2024; and Park City General Obligation, 5.50% coupon, due 2024.

At year end, we continue to search the primary and secondary markets for higher coupon securities as we feel current yields represent an attractive, long-term opportunity to our buy and hold approach as well as providing the most relative value in the current market. This approach throughout different interest rate environments allows us to have a portfolio of broad diversification that helps mitigate interest rate risk.

Income exempt from federal and Kansas state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, please visit the Fund's website at www.integrityviking.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Viking Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the Fund's website at www.integrityviking.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityviking.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, Inc. P.O. Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, Inc. P.O. Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce its expenses, the Fund may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor, Inc. (the "Distributor" or "Integrity Funds Distributor") at 800-276-1262 or contact your financial institution. The Distributor will begin sending you individual copies 30 days after receiving your request.

TERMS & DEFINITIONS

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Barclays Capital Municipal Seven-Year Maturity Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Coupon Rate or Face Rate

Rate of interest payable annually based on the face amount of the bond (expressed as a percentage)

Depreciation

Decrease in the value of an asset

Market Value

Actual (or estimated) price at which a bond trades in the marketplace

Maturity

Measure of the term or life of a bond in years; when a bond "matures", the issuer repays the principal

Net Asset Value

The value of all of a fund's assets, less liabilities and divided by the number of outstanding shares; does not include initial or contingent deferred sales charges

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond's creditworthiness; "AAA", "AA", and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D"

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

COMPOSITION July 31, 2009 (unaudited)

Portfolio Quality Ratings
(Based on total long-term investments)

AAA	47.3%
AA	27.7%
A	17.9%
NR	7.1%

Quality ratings reflect the financial strength of the issuer and are assigned by independent rating services such as Moody's Investors Services ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the "Adviser" or "Integrity Money Management"), the Fund's investment adviser.

These percentages are subject to change.

Portfolio Market Sectors
(As a percentage of net assets)

S—School	35.8%
T—Transportation	16.4%
HS—Housing	11.6%
H—Health	11.1%
W/S—Water/Sewer	8.9%
U—Utilities	7.5%
G—Government	5.4%
O—Other	3.3%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

DISCLOSURE OF FUND EXPENSES

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 30, 2009 to July 31, 2009.

Actual expenses: The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes: The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, had these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/30/09	Ending Account Value 7/31/09	Expenses Paid During Period*

Actual	$1,000.00	$1,030.37	$3.81

Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$3.79

*

Expenses are equal to the annualized expense ratio of 0.75%, multiplied by the average account value over the period, and then multiplied by 180/360 days. The Fund's ending account value in the "Actual" section of the table is based on its actual total return of 3.04% for the six-month period of January 30, 2009 to July 31, 2009.

AVERAGE ANNUAL TOTAL RETURNS (unaudited)

	For periods ending July 31, 2009
Kansas Insured Intermediate Fund	1 year	3 year	5 year	10 year	Since Inception (November 23, 1992)
Without sales charge	5.22%	4.39%	3.28%	3.29%	3.99%
With sales charge (2.75%)	2.32%	3.42%	2.71%	3.00%	3.82%

Barclays Capital Municipal Seven-Year Maturity Bond Index	1 year	3 year	5 year	10 year	Since Inception (November 23, 1992)
	8.01%	5.91%	4.76%	5.30%	5.56%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

COMPARATIVE INDEX GRAPH (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Seven-Year Maturity Bond Index

	Fund without sales charge	Fund with maximum sales charge	Barclays Capital Municipal Seven-Year Maturity Bond Index
7/31/99	$10,000	$9,724	$10,000
2000	$10,215	$9,934	$10,459
2001	$10,903	$10,602	$11,419
2002	$11,352	$11,038	$12,233
2003	$11,495	$11,178	$12,705
2004	$11,761	$11,436	$13,283
2005	$11,673	$11,351	$13,808
2006	$12,147	$11,812	$14,105
2007	$12,553	$12,207	$14,660
2008	$13,133	$12,770	$15,515
7/31/09	$13,818	$13,437	$16,757

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Barclays Capital Municipal Seven-Year Maturity Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. The Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

MANAGEMENT OF THE FUND (unaudited)

The Board of Trustees ("Board") of the Fund consists of four Trustees (the "Trustees"). These same individuals, unless otherwise noted, also serve as Directors or Trustees for Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the four series of Viking Mutual Funds. Three Trustees are not "interested persons" (75% of the total) as defined under the 1940 Act (the "Independent Trustees"). The remaining Trustee is "interested" (the "Interested Trustees") by virtue of his affiliation with Viking Fund Management, LLC and its affiliates."

For the purposes of this section, the "Fund Complex" consists of Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the four series of Viking Mutual Funds.

Each Trustee serves the Fund until its termination; or until the Trustees' retirement, resignation, or death; or otherwise as specified in the Fund's organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Fund.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held
Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 14 funds

Principal occupation(s): Faculty: Embry-Riddle University (2000 to 2005), Park University (2000 to 2005), Minot State University (1999 to present); Non-Profit Specialist, Bremer Bank (2006 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2006 to 2009), Integrity Fund of Funds, Inc., The Integrity Funds, and Integrity Managed Portfolios (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Marycrest Franciscan Development, Inc.

Orlin W. Backes Birth date: May 11, 1935 Began serving: January 1996 Funds overseen: 14 funds

Principal occupation(s): Attorney: McGee, Hankla, Backes & Dobrovolny, P.C. (1963 to present); Director/Trustee: South Dakota Tax-Free Fund, Inc. (1995 to 2004), ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1995 to 2009), Integrity Fund of Funds, Inc. (1995 to present), Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: First Western Bank & Trust

R. James Maxson Birth date: December 12, 1947 Began serving: June 1999 Funds overseen: 14 funds

Principal occupation(s): Attorney: Maxson Law Office (2002 to present); Vice President: Minot Area Development Corporation (2008 to present); Director/Trustee: South Dakota Tax-Free Fund, Inc. (1999 to 2004), ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1999 to 2009), Integrity Fund of Funds, Inc., and Integrity Managed Portfolios (1999 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Vincent United Methodist Foundation, Minot Area Development Corporation, Peoples State Bank of Velva

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held
Robert E. Walstad(1) Chairman Birth date: August 16, 1944 Began serving: January 1996 Funds overseen: 14 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Director (1987 to 2007) and CEO (2001 to 2007): Integrity Mutual Funds, Inc.; Director, President, and Treasurer (1988 to 2007): Integrity Money Management, Inc.; Director, President, and Treasurer (1988 to 2004): ND Capital, Inc.; Director, President, and Treasurer (1989 to 2007): Integrity Fund Services, Inc.; Director, CEO, Chairman (2002 to 2007), and President (2002 to 2004): Capital Financial Services, Inc.; Director and President (1994 to 2004): South Dakota Tax-Free Fund, Inc.; President and Interim President: (1989 to 2007 and 2008 to 2009), ND Tax-Free Fund, Inc., (1993 to 2007 and 2008 to 2009), Montana Tax-Free Fund, Inc., (1996 to 2007 and 2008 to present), Integrity Managed Portfolios, (2003 to 2007 and 2008 to 2009), The Integrity Funds, (1995 to 2007 and 2008 to 2009), Integrity Fund of Funds, Inc.; Director and Chairman: Montana Tax-Free Fund, Inc. (1993 to 2009), ND Tax-Free Fund, Inc. (1988 to 2009), Integrity Fund of Funds, Inc. (1994 to present); Trustee and Chairman (1996 to present), and Treasurer (1996 to 2004): Integrity Managed Portfolios; Trustee and Chairman: The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Minot Park Board

(1) Trustee who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors, LLC the parent company of Viking Fund Management, LLC, Integrity Fund Services, Inc. and Integrity Funds Distributor.

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 2009

Principal occupation(s): Governor, CEO and President (2009 to present): Corridor Investors, LLC; President (1998-present): Viking Fund Management, LLC; President (1999-2009): Viking Fund Distributors, LLC; Treasurer and Trustee (1999-2009) and President (1999-present): Viking Mutual Funds; President (2009-present): Integrity Fund of Funds, Inc., The Integrity Funds and Integrity Managed Portfolios

Other Directorships Held: Governor, Viking Fund Management, LLC

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: January 1996

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney; Vice President and Director (1988 to 2009): Integrity Mutual Funds, Inc.; Director, Vice President, and Secretary: ND Capital, Inc. (1988 to 2006), Integrity Money Management, Inc. (1988 to 2009), Integrity Fund Services, Inc. (1989 to 2009), and Integrity Funds Distributor, Inc. (1996 to 2009); Director, Vice President, and Secretary: South Dakota Tax-Free Fund, Inc. (1994 to 2004), ND Tax Free Fund, Inc. (1988 to 2009); Montana Tax-Free Fund, Inc. (1993 to 2009); Director (1994 to 2009), Secretary (1994 to 2009) and Vice President: Integrity Fund of Funds, Inc. (1994 to present); Secretary (1994 to 2009) and Vice President: Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Adam C. Forthun Treasurer Birth date: June 30, 1976 Began serving: May 2008

Principal occupation(s): Fund Accountant (2003 to 2005), Fund Accounting Supervisor (2005 to 2008), Fund Accounting Manager (2008 to present): Integrity Fund Services, Inc.; Treasurer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2008 to 2009), Integrity Fund of Funds, Inc., Integrity Managed Portfolios and The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Brent M. Wheeler Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: October 2005

Principal occupation(s): Fund Accounting Manager (1998 to 2005): Integrity Fund Services, Inc.; Treasurer (2004 to 2005): ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc.; Mutual Fund Chief Compliance Officer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2005 to 2009), Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc. (2005 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Transaction With Corridor Investors, LLC

Corridor Investors, LLC ("Corridor"), located at 1 Main Street North, Minot, North Dakota 58703, is a North Dakota limited liability company that was organized in January 2009 by Robert E. Walstad, the chairman of the Board of Trustees of Integrity Managed Portfolios, and Shannon D. Radke, president of Viking Fund Management, LLC ("Viking") and Viking Mutual Funds. Mr. Walstad and Mr. Radke are Governors of Corridor, and Mr. Radke is the President and Chief Executive Officer of Corridor. On March 6, 2009, Viking and Corridor entered into an agreement (the "Corridor Agreement") with Integrity Mutual Funds, Inc. ("Integrity") and Integrity Money Management, among others, to complete certain transactions (collectively, the "Transaction"), certain of which are described below. The Transaction was completed on July 31, 2009, and Viking assumed responsibility for the daily management of the Funds assets.

Prior to the closing of the Transaction, Integrity Money Management served as investment adviser to the Funds. Pursuant to the Corridor Agreement, Integrity (as seller) generally sold its mutual fund services business to Corridor and Viking (collectively, as buyer). More specifically, Corridor and Viking acquired, among other things, certain assets of Integrity Money Management and Viking became a wholly-owned subsidiary of Corridor. Integrity Funds Distributor (the Funds' principal underwriter) and Integrity Fund Services, Inc. (the Funds' transfer agent and accounting and administrative services provider) also became wholly-owned subsidiaries of Corridor as a result of the Transaction.

To complete the Transaction, numerous conditions needed to be met, including shareholder approval of advisory contracts with Viking (the "New Agreements"). Shareholders approved, among other things, the New Agreements at meetings held on June 29, 2009 (and, for certain Funds, at meetings adjourned to July 24, 2009) (collectively, the "Shareholder Meetings").

With the completion of the Transaction, Corridor now provides investment advisory, distribution and other services to the Funds, as well as to the four series of Viking Mutual Funds, the six series of The Integrity Funds, and Integrity Fund of Funds, Inc., primarily through its subsidiaries, including Viking, Integrity Funds Distributor and Integrity Fund Services, Inc. ("Integrity Fund Services" or "IFS").

Investment Advisory Agreements with Viking

The following paragraphs summarize the material information and factors considered by the Board, including a majority of the Independent Trustees, at meetings held on March 6, 2009 and on March 11, 2009 (collectively, the "March Meeting"), as well as their conclusions relative to such factors in considering the approval of the New Agreements.

During last year, the Board received and considered a variety of materials related to the proposed Transaction (including relating to Corridor and Viking), the rationale therefor, alternatives to the Transaction, and the potential impact to the Funds. In light of the Corridor Agreement, the Board, including a majority of the Independent Trustees, considered the approval of the Agreements at the March meeting. In evaluating the New Agreements, the Board reviewed information furnished by Integrity, Integrity Money Management and Viking, including information regarding: (1) the services to be provided to the Funds, including the nature, extent and quality of such services; (2) the performance of the Funds; (3) the compensation to be paid to Viking including the cost of advisory services to be provided and profits to be realized by Viking and its affiliates, including Corridor, from the relationship with the Funds, taking into account the anticipated expense limitation arrangements; (4) the extent to which economies of scale would be realized as a Fund grows and whether the advisory fee reflects these economies of scale for the benefit of the Fund's investors; (5) other benefits to be received by Viking from its relationship with the Funds; and (6) the continuity of services to be provided to the Funds by other service providers, including IFS and Integrity Funds Distributor. In considering the New Agreements, the Independent Trustees also relied upon their knowledge of the Transaction, Corridor, Viking and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the New Agreements. Each Independent Trustee may have accorded different weight to the various factors in reaching his conclusions with respect to the New Agreements. The Independent Trustees did not identify any single factor as all-important or controlling. The Independent Trustees' considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

As outlined in more detail below, the Board, including the Independent Trustees, considered all factors they believed relevant with respect to appointing Viking as investment adviser and approving the New Agreements.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services to be provided by Viking, including investment advisory and administrative services. In considering the nature, extent and quality of the services to be provided to the Funds by Viking under the New Agreements, the Board recognized that Viking would be a subsidiary of Corridor upon the completion of the Transaction. In this regard, the Board considered that Corridor was a newly formed company, and therefore took into account Corridor's financing prospects and viability, based on information provided by Integrity. Members of Integrity and Viking represented to the Board that Corridor would oversee the consolidation of the operations of Integrity Money Management into those of Viking following the Transaction to ensure a smooth transition and that the Transaction and the New Agreements were not expected to effect any material changes in the manner in which the Funds are managed.

In addition, the Board considered the continuity of investment and administrative personnel. With respect to investment personnel, the Board is familiar with the background, experience and track record of the Funds' investment personnel and these same persons were expected to serve the Funds in the same capacities following the Transaction, except as employees of Viking. More specifically, the Board was advised that the portfolio manager who was managing the Funds would continue to manage such Funds on behalf of Viking.

As discussed in further detail below, with limited exceptions, the Board noted that the administrative personnel then providing services to the Funds were expected to continue in the same capacity and provide the same level of service following the Transaction. Although the same investment personnel were expected to continue to manage the Funds under the New Agreements, the Board recognized that the level of services may be enhanced with the addition of Viking's additional management expertise and marketing resources.

The Board concluded that the approval of the New Agreements and the transition of the Funds' management from Integrity Money Management to Viking were not expected to interfere with the day-to-day management of the Funds. Based on its review, the Board concluded that the expected nature, extent and quality of services to be provided by Viking supported approval of the New Agreements.

Performance. The Board considered the performance history of the Funds, and in light of the continuity of investment personnel as employees of Viking, the Board recognized that the New Agreements were not expected to impact the performance of the Funds.

Compensation and Economies of Scale. The Board evaluated the management fees under the New Agreements and noted that the advisory fee rates would be the same as the advisory fee rates paid by the Funds under the then-existing investment advisory agreements. The Board also considered the Funds' expense ratios, including, in particular, the expense limitation provisions applicable to the Funds that were set forth in the then-existing investment advisory agreements and noted that, although such expense limitation provisions would not be included in the New Agreements, Viking would agree to waive fees or reimburse expenses to maintain each Fund's expense level at a level that is equal to or lower than the currently applicable percentages for an initial term until July 31, 2010. The Board considered whether there were any economies of scale and whether fee levels reflect these economies of scale. In this regard, the Board noted that none of the Funds has reached an asset level that would enable it to benefit substantially from economies of scale. However, the Board recognized that with the integration of the Integrity and Viking fund families, certain shared expenses may be spread over a larger asset base. The Board recognized that even if an alternative investment adviser could potentially result in lower fees, the benefits to shareholders of continuity in the operations and management of the Funds also needed to be accorded weight. The Board concluded that the fees to be paid to Viking under the New Agreements, taking into account relevant expense limitations, were fair and reasonable.

Profitability. In connection with its review of fees, the Board also considered the profitability of Viking for its advisory activities. In this regard, the Board reviewed information regarding the finances of Corridor and Viking and estimated revenues. Based on the information provided, the Board concluded that the level of profitability was reasonable in light of the services provided.

Ancillary Benefits. The Board considered whether there were any ancillary benefits Viking and its affiliates may receive as a result of its relationship with the Funds. In this regard, the Board considered that Viking does not currently engage in any soft dollar arrangements. Based on their review, the Independent Trustees concluded that any indirect benefits received by Viking and its affiliates as a result of its relationship with the Funds were reasonable and within acceptable parameters.

Continuity of Service Providers. The Board noted that, in addition to acquiring Viking, Corridor would be acquiring IFS and Integrity Funds Distributor as part of the Transaction. Accordingly, IFS would continue to act as administrator, accounting service provider and transfer agent to the Funds and Integrity Funds Distributor would continue to act as distributor to the Funds. The Board also noted that Wells Fargo Bank, N.A. would continue to act as the Funds' custodian. The Board concluded that the continuation of the Funds' service provider contracts would help ensure continuity of Fund operations.

Based on their review of the New Agreements, the materials provided and the considerations described above, the Trustees, including a majority of the Independent Trustees, determined that the adoption of the New Agreements would be in the best interests of the Funds and their respective shareholders and should be approved. In addition, the Board recommended approval of each New Agreement by the respective Fund's shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. Viking seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. Viking seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. Viking seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. Viking seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. Viking seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

Mr. Walstad and Mr. Radke comprise the initial Board of Governors of Corridor, and Mr. Radke serves as the president and chief executive officer of Corridor. In addition, Mr. Walstad and Mr. Radke own membership interests of approximately 10% and 5%, respectively, in Corridor. They received their membership interests, without a cash investment, in exchange for their contributions to Corridor (including experience in the mutual fund industry and their personal guaranties of bank financing) and, in addition, with respect to Mr. Radke, in exchange for his interest in Viking. Other current employees of Corridor own, in the aggregate, approximately 23% of the total membership interests in Corridor, with each employee individually owning an interest of approximately 1%. They received their membership interests in exchange for their experience and role in the operations of Corridor, and without a cash investment.

•

With respect to securities transactions for the Funds, Viking determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where Viking has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. The compensation of Monte Avery (the "Portfolio Manager" of the Funds), is based on salary paid every other week. He is not compensated for client retention. In addition, Corridor sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

Viking and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

SCHEDULE OF INVESTMENTS July 31, 2009 (unaudited)

KANSAS MUNICIPAL BONDS (96.8%)	Principal Amount	Market Value

Butler Cty., KS (Circle) USD #375 5.000% 9/1/13	$250,000	$250,803
Butler Cty., KS USD #402 5.250% 9/1/21	250,000	280,245
* Butler Cnty, KS USD #385 5.000% 9/1/18	500,000	556,795
Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) 5.250% 9/1/16	770,000	849,295
Cowley County, KS USD# 470 4.750% 9/1/23	100,000	104,279
Cowley Cty., KS USD #465 (Winfield) 5.250% 10/1/14	140,000	158,423
Dickinson Cnty, KS USD 473 4.500% 9/1/22	215,000	226,976
Dodge City, KS Sales Tax Rev 5.000% 6/1/21	310,000	333,579
Dodge City, KS Sales Tax Rev 4.400% 6/1/25	350,000	350,158
Dodge, KS USD #443 Unltd. General Obligation 5.750% 9/1/13	100,000	100,443
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.000% 9/1/23	375,000	393,817
Harvey Cty., KS USD #373 (Newton) 4.000% 9/1/18	250,000	253,665
Johnson Cty., KS Community College Student Commons & Parking 5.000% 11/15/19	235,000	247,227
Johnson Cty., KS USD #232 (Desoto) 5.000% 9/1/15	100,000	115,219
Junction City, KS Unlimited GO 4.500% 9/1/23	100,000	100,896
Kansas City, KS Util. Syst. Ref. & Impvt. 6.300% 9/1/16	490,000	490,103
KS St Dev Fin Auth Lease Rev (Dept. Admin. 7th & Harrison PJ) 5.500% 12/1/13	375,000	381,247
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. 6.400% 1/1/24	255,000	255,574
KS Devl. Finance Auth. (Wichita Univ.) 5.900% 4/1/15	305,000	313,674
KS Devl. Finance Auth. (Water Pollution Control) Rev. 5.250% 5/1/11	380,000	380,433
KS Devl. Finance Auth. (KS St. Projects) Rev. 5.000% 10/1/17	250,000	264,820
KS Devl Fin. Auth. Kansas Projects 5.250% 10/1/22	100,000	103,597
KS Devl. Finance Auth. Rev. (KS St. Projects) 4.100% 5/1/19	250,000	259,845
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.250% 11/1/25	100,000	107,213
* KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. 5.750% 11/15/12	595,000	656,017
KS Turnpike Auth. Rev. 5.000% 9/1/24	200,000	206,158
Leavenworth County USD #453 GO Improvement & Refunding 5.250% 3/1/24	200,000	214,582
Leavenworth County USD# 453 4.750% 9/1/25	300,000	307,518
Leavenworth Cty., KS USD# 458 4.500% 9/1/28	250,000	241,665
Lincoln County, KS Public Bldg (Lincoln County Hosp) 5.000% 3/1/28	125,000	134,351
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 8/15/20	500,000	506,450
* Mission, KS Multifamily Hsg. (Lamar Place) Rev. 5.000% 10/1/14	565,000	565,271
Mission, KS Multifamily Hsg. (Lamar Place) Rev. 5.180% 10/1/23	445,000	433,764
Montgomery Cnty, KS Uni Sch Dist No 445 5.000% 4/1/21	100,000	100,099
Montgomery Cnty, KS USD 446 4.000% 9/1/19	150,000	154,539
Morton Cty., KS USD #217 4.000% 9/1/10	100,000	100,039
Newton, KS Unlimited G.O. 5.000% 9/1/21	100,000	109,346
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.250% 11/1/12	355,000	355,288
Park City, KS 5.100% 12/1/20	200,000	218,572
Park City, KS 5.500% 12/1/24	100,000	109,365
Saline Cty., KS USD #305 (Salina) G.O. Ref. 5.500% 9/1/15	190,000	207,607
Sedgwick County KS UNI School Dist. # 262 5.000% 9/1/18	100,000	115,219
Sedgwick Cty., KS USD #265 (Goddard) 4.500% 10/1/26	250,000	255,928
Sedgwick Cnty USD #266 Maize School 5.250% 9/1/20	360,000	405,550
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. 5.000% 9/1/14	485,000	519,944
* Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. 5.250% 10/1/14	160,000	160,158
* University of Kansas Hosp. Auth. 5.500% 9/1/15	500,000	502,050
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 7/1/19	255,000	266,498
Wichita, KS GO 4.500% 9/1/22	150,000	156,130
Wichita, KS GO 4.750% 9/1/27	180,000	184,545
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. 5.375% 7/1/10	105,000	105,133
Wichita, KS Water & Sewer Rev. 5.000% 10/1/23	200,000	215,186
Wyandotte Cty, KS. GO 5.000% 8/1/25	250,000	265,910
* Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev 5.125% 9/1/13	500,000	505,240
Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev 5.000% 9/1/24	200,000	219,988
Wyandotte Cty., KS USD #500 G.O. 5.250% 9/1/13	250,000	287,768

TOTAL KANSAS MUNICIPAL BONDS (COST: $15,222,904)		$15,664,204

SHORT-TERM SECURITIES (2.1%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $345,340)	345,340	$345,340

TOTAL INVESTMENTS IN SECURITIES (COST: $15,568,244)		$16,009,544
OTHER ASSETS LESS LIABILITIES		169,995

NET ASSETS		$16,179,539

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$345,340	$0	$0	$345,340
Municipal Bonds	0	15,664,204	0	15,664,204
Total	$345,340	$15,664,204	$0	$16,009,544

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities July 31, 2009

ASSETS
Investments in securities, at value (cost: $15,568,244)	$16,009,544
Accrued dividends receivable	97
Accrued interest receivable	270,195
Prepaid expenses	2,498
Receivable for Fund shares sold	44,000
Receivable due from manager	175
Total assets	$16,326,509

LIABILITIES
Accrued expenses	$12,083
Dividend payable	50,786
Payable for Fund shares redeemed	75,900
Payable to affiliates	8,201
Total liabilities	$146,970

NET ASSETS	$16,179,539

Net assets are represented by:
Paid-in capital	$16,979,248
Accumulated undistributed net realized gain (loss) on investments	(1,241,791)
Accumulated undistributed net investment income (loss)	782
Unrealized appreciation (depreciation) on investments	441,300
Total amount representing net assets applicable to 1,458,649 outstanding shares of no par common stock (unlimited shares authorized)	$16,179,539

Net asset value per share	$11.09

Public offering price (based on sales charge of 2.75%)	$11.41

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations For the year ended July 31, 2009

INVESTMENT INCOME
Interest	$611,418
Dividends	7,768
Total investment income	$619,186

EXPENSES
Investment advisory fees	$69,470
Administrative service fees	24,001
Transfer agent fees	27,844
Accounting service fees	30,947
Custodian fees	3,282
Professional fees	14,021
Trustees fees	3,385
Insurance expense	436
Reports to shareholders	1,418
Audit fees	7,000
Legal fees	2,205
Transfer agent out-of-pockets	745
License, fees, and registrations	2,250
Total expenses	$187,004
Less expenses waived or absorbed by the Fund's manager	(82,800)
Total net expenses	$104,204

NET INVESTMENT INCOME (LOSS)	$514,982

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$14,823
Net change in unrealized appreciation (depreciation) of investments	200,646
Net realized and unrealized gain (loss) on investments	$215,469

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$730,451

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets

	Year Ended 7/31/09	Year Ended 7/31/08
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$514,982	$441,325
Net realized gain (loss) on investment transactions	14,823	1,070
Net change in unrealized appreciation (depreciation) on investments	200,646	55,789
Net increase (decrease) in net assets resulting from operations	$730,451	$498,184

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($0.41 and $0.40 per share, respectively)	$(514,404)	$(441,023)
Distributions from net realized gain on investment transactions ($0.00 and $0.00 per share, respectively)	0	0
Total dividends and distributions	$(514,404)	$(441,023)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$6,917,416	$2,265,530
Proceeds from reinvested dividends	381,344	323,079
Cost of shares redeemed	(3,695,403)	(971,748)
Net increase (decrease) in net assets resulting from capital share transactions	$3,603,357	$1,616,861

TOTAL INCREASE (DECREASE) IN NET ASSETS	$3,819,404	$1,674,022

NET ASSETS, BEGINNING OF PERIOD	12,360,135	10,686,113

NET ASSETS, END OF PERIOD	$16,179,539	$12,360,135

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the "Trust") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares.

The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions.

Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

In June of 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return +positions in financial statements. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing this standard and has concluded that no provision for income tax is required in the financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the financial statements as "Other expense".

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Tax-exempt income	$514,404	$441,023
Ordinary income	0	0
Long-term capital gains	0	0
Total	$514,404	$441,023

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
$782	$0	$0	($1,236,337)	$441,300	($794,255)

The Fund has unexpired net capital loss carryforwards for tax purposes as of July 31, 2009 totaling $1,236,337, which may be used to offset future capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the following table.

Year	Unexpired Capital Losses
2010	$178,976
2011	$209,757
2012	$303,542
2013	$544,062

For the year ended July 31, 2009, the Fund made $58,511 in permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2009, the Fund deferred to August 1, 2009, post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $5,454.

Distributions to shareholders—Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3: CAPITAL SHARE TRANSACTIONS

As of July 31, 2009, there were unlimited shares of no par authorized; 1,458,649 and 1,129,930 shares were outstanding at July 31, 2009 and July 31, 2008, respectively.

Transactions in capital shares were as follows:

	Year Ended 7/31/09	Year Ended 7/31/08
Shares sold	631,527	206,132
Shares issued on reinvestment of dividends	34,927	29,527
Shares redeemed	(337,735)	(88,654)
Net increase (decrease)	328,719	147,005

NOTE 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. All investment advisory fees were waived for the year ended July 31, 2009. Certain Officers and Trustees of the Fund are also Officers and Directors of Integrity Money Management.

Under the terms of the Investment Advisory Agreement, Integrity Money Management has agreed to pay all the expenses of the Fund (excluding taxes, brokerage fees, commissions, and acquired fund fees and expenses, if any) that exceed 0.75% of the Fund's average daily net assets on an annual basis up to the amount of the investment advisory and management fee. Integrity Money Management and Integrity Funds Distributor may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses were 0.75% for the year ended July 31, 2009.

As transfer agent to the Fund, Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $27,844 of transfer agency fees and expenses for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $2,752 at July 31, 2009 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged for each additional share class. The Fund has recognized $30,947 of accounting service fees for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $2,688 at July 31, 2009 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.125% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $24,001 of administrative service fees for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $2,000 at July 31, 2009 for administrative service fees.

NOTE 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $2,472,572 and $1,847,500, respectively, for the year ended July 31, 2009.

NOTE 6: INVESTMENT IN SECURITIES

At July 31, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $15,568,244. The net unrealized appreciation of investments based on the cost was $441,300, which is comprised of $466,304 aggregate gross unrealized appreciation and $25,004 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis are due to differing treatment for market discount, capital loss deferral, wash sales, and futures transactions.

NOTE 7: SUBSEQUENT EVENTS

On July 31, 2009, Corridor Investors, LLC completed a transaction with Integrity Mutual Funds, Inc. and Integrity Money Management, Inc. With the completion of the transaction, Corridor Investors, LLC and its subsidiaries (Viking, Integrity Funds Distributor, Inc. and Integrity Fund Services, Inc.) began providing investment advisory, distribution and other services to Integrity Managed Portfolios effective August 1, 2009.

Subsequent events noted above were evaluated through September 11, 2009, which is the date these financial statements were available to be issued.

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06	Year Ended 7/29/05
Net asset value, beginning of period	$10.94	$10.87	$10.95	$10.94	$11.44

Income from investment operations:
Net investment income (loss)	$.41	$.42	$.44	$.43	$.42
Net realized and unrealized gain (loss) on investment transactions	.15	.07	(.08)	.01	(.50)
Total income (loss) from investment operations	$.56	$.49	$.36	$.44	$(.08)

Less Distributions:
Dividends from net investment income	$(.41)	$(.42)	$(.44)	$(.43)	$(.42)
Distributions from net realized gains	.00	.00	.00	.00	.00
Total distributions	$(.41)	$(.42)	$(.44)	$(.43)	$(.42)

Net asset value, end of period	$11.09	$10.94	$10.87	$10.95	$10.94

Total Return[1]	5.22%	4.62%	3.34%	4.06%	(0.75%)

Ratios/Supplemental data
Net assets, end of period (in thousands)	$16,180	$12,360	$10,686	$12,419	$14,480
Ratio of net expenses (after expense assumption) to average net assets[2]	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	3.70%	3.86%	4.02%	3.89%	3.71%
Portfolio turnover rate	14.00%	21.80%	9.18%	4.15%	1.81%

[1]	Excludes any applicable sales charge.
[2]

During the periods indicated above, the Adviser assumed and/or waived expenses of $82,800, $83,516, $77,248, $62,295, and $57,567, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.35%, 1.48%, 1.40%, 1.23%, and 1.10%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

TAX INFORMATION

Tax information for the year ended July 31, 2009 (unaudited)

We are required to advise you within 60 days of the Fund's fiscal year regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 29, 2008	August 29, 2008	$.033733	.0	.0
September 30, 2008	September 30, 2008	$.036428	.0	.0
October 31, 2008	October 31, 2008	$.035526	.0	.0
November 28, 2008	November 28, 2008	$.031979	.0	.0
December 31, 2008	December 31, 2008	$.035732	.0	.0
January 30, 2009	January 30, 2009	$.033934	.0	.0
February 27, 2009	February 27, 2009	$.030724	.0	.0
March 31, 2009	March 31, 2009	$.035400	.0	.0
April 30, 2009	April 30, 2009	$.031907	.0	.0
May 29, 2009	May 29, 2009	$.032424	.0	.0
June 30, 2009	June 30, 2009	$.035498	.0	.0
July 31, 2009	July 31, 2009	$.034109	.0	.0

Shareholders should consult their tax advisors

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Kansas Insured Intermediate Fund

We have audited the accompanying statement of assets and liabilities of the Kansas Insured Intermediate Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2009, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Kansas Insured Intermediate Fund of the Integrity Managed Portfolios as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA

September 11, 2009

[Logo]

Equity Funds
Williston Basin/Mid-North America Stock Fund
Integrity Growth & Income Fund
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund

Corporate Bond Fund
Integrity High Income Fund

Specialty Fund
Integrity Fund of Funds

State-Specific Tax-Exempt Bond Funds
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityviking.com. Please read the prospectus carefully before investing.

[Logo]

Investment Adviser

Integrity Money Management, Inc.
1 Main Street North
Minot, ND 58702

Principal Underwriter

Integrity Funds Distributor, Inc.±
P.O. Box 500
Minot, ND 58702

Custodian

Wells Fargo Bank, N.A.
Trust & Custody Solutions
801 Nicollet Mall, Suite 700
Minneapolis, MN 55479

Transfer Agent

Integrity Fund Services, Inc.
P.O. Box 759
Minot, ND 58702

Independent Accountants

Brady, Martz & Associates, P.C.
24 West Central Ave.
P.O. Box 848
Minot, ND 58702

±The Fund is distributed through Integrity Funds Distributor, Inc. Member FINRA & SIPC

Integrity Managed Portfolios

MAINE
MUNICIPAL FUND

P.O. Box 500 • Minot, North Dakota 58702
800-276-1262
info@integrityviking.com
www.integrityviking.com

Dear Shareholder:

Enclosed is the report of the operations for the Maine Municipal Fund (the "Fund") for the year ended July 31, 2009. The Fund's portfolio and related financial statements are presented within for your review.

Needless to say, the 12-month period ended July 31, 2009 was an extraordinary and stressful time for investors and those of us who have worked in the financial industry for many years. The U.S. economy is in the midst of its second recession this decade. The depth and breadth of this recession is quite different from the 2001 recession in that the negative effects are being felt by nearly every section of the country. Housing values have plummeted in various parts of the country along with two of the three major U.S. auto companies filing for bankruptcy. Those events along with steep declines in manufacturing have led unemployment to levels approaching ten percent.

Seeking to stimulate the economy and loosen the flow of credit, the federal government passed a $700 billion financial rescue package, followed by a $787 billion economic stimulus package. The Federal Reserve was also quite aggressive in its attempts to boost growth by cutting the Fed Funds rate to 0 - 0.25%. Additionally, in the first quarter of 2009 the Fed announced plans to buy $300 billion in Treasury securities in an effort to improve credit markets along with $750 billion of agency mortgage backed securities to bolster the housing markets.

The previous year was an absolutely brutal year for municipal bond investors and the mutual funds that invest in them were no exception as bond prices tumbled and yields rose with concerns that the economic slowdown would affect states credit risks. Not only are states susceptible to a decline in income tax revenues, but falling home prices, rising unemployment and reduced consumer spending are beginning to take their toll on other types of tax revenue.

While all of the above events could make an investor become more cautious, we believe the municipal market could be one of the best places to find bargains in the fixed income market in 2009. During the period, the federal government and its agencies continued to take extraordinary actions to stabilize and restore confidence in the municipal markets. One of these new programs under the American Recovery and Reinvestment Act is the Build America Bonds program which provides funding for state and local governments to pursue necessary capital projects such as schools, roads, public buildings, energy projects, housing and public utilities. The program is designed to provide a federal subsidy for a large portion of the borrowing costs of state and local governments to encourage investments in capital projects.

As a result of these actions and the historic tax equivalent yields municipals offered, tax-free bonds produced strong returns for the latter part of the period. Maine Municipal Fund began the year at $10.44 and ended the year at $10.62 for a total return of 5.22%*. This compares to the Barclays Capital Municipal Index's return of 5.11%. The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.58%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.07%.

During the reporting period, we had the opportunity to purchase bonds at higher yields than were available in many years such as: Bangor General Obligation, 4.00% coupon, due 2024; Portland General Obligation, 5.00% coupon, due 2018; Kennebunk Light & Power, 5.00% coupon, due 2022; and Windham General Obligation, 4.00% coupon, due 2014.

At year end, we continue to search the primary and secondary markets for higher coupon securities as we feel current yields represent an attractive, long-term opportunity to our buy and hold approach as well as providing the most relative value in the current market. This approach throughout different interest rate environments allows us to have a portfolio of broad diversification that helps mitigate interest rate risk.

Income exempt from federal and Maine state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, please visit the Fund's website at www.integrityviking.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Viking Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the Fund's website at www.integrityviking.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityviking.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Direct inquiries regarding the Funds to: Integrity Funds Distributor, Inc. P.O. Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding the Funds to: Direct inquiries regarding account information to: Integrity Fund Services, Inc. P.O. Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce its expenses, the Fund may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor, Inc. (the "Distributor" or "Integrity Funds Distributor") at 800-276-1262 or contact your financial institution. The Distributor will begin sending you individual copies 30 days after receiving your request.

TERMS & DEFINITIONS

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Barclays Capital Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Coupon Rate or Face Rate

Rate of interest payable annually based on the face amount of the bond (expressed as a percentage)

Depreciation

Decrease in the value of an asset

Market Value

Actual (or estimated) price at which a bond trades in the marketplace

Maturity

Measure of the term or life of a bond in years; when a bond "matures", the issuer repays the principal

Net Asset Value

The value of all of a fund's assets, less liabilities and divided by the number of outstanding shares; does not include initial or contingent deferred sales charges

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond's creditworthiness; "AAA", "AA", and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D"

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

COMPOSITION July 31, 2009

Portfolio Quality Ratings
(Based on total long-term investments)

AAA	29.3%
AA	41.9%
A	27.7%
BBB	1.1%

Quality ratings reflect the financial strength of the issuer and are assigned by independent rating services such as Moody's Investors Services ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the "Adviser" or "Integrity Money Management"), the Fund's investment adviser.

These percentages are subject to change.

Portfolio Market Sectors
(As a percentage of net assets)

T—Transportation	30.9%
I—Industrial	21.6%
G—Government	16.2%
O—Other	10.4%
H—Health	8.3%
U—Utilitites	7.8%
S—School	4.8%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

DISCLOSURE OF FUND EXPENSES (unaudited)

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 30, 2009 to July 31, 2009.

Actual expenses: The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes: The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, had these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/30/09	Ending Account Value 7/31/09	Expenses Paid During Period*

Actual	$1,000.00	$1,023.95	$5.41

Hypothetical (5% return before expenses)	$1,000.00	$1,019.58	$5.40

*

Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, and then multiplied by 180/360 days. The Fund's ending account value in the "Actual" section of the table is based on its actual total return of 2.40% for the six-month period of January 30, 2009 to July 31, 2009.

AVERAGE ANNUAL TOTAL RETURNS (unaudited)

	For periods ending July 31, 2009
Maine Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
Without sales charge	5.22%	3.84%	2.96%	3.78%	4.82%
With sales charge (4.25%)	0.78%	2.34%	2.08%	3.33%	4.56%

Barclays Capital Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
	5.11%	4.07%	4.22%	5.14%	5.94%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

COMPARATIVE INDEX GRAPH (unaudited)

Comparison of change in value of a $10,000 investment in
the Fund and the Barclays Capital Municipal Bond Index

	Fund without sales charge	Fund with maximum sales charge	Barclays Capital Municipal Bond Index
7/31/99	$10,000	$9,575	$10,000
2000	$10,381	$9,940	$10,431
2001	$11,205	$10,728	$11,484
2002	$11,784	$11,283	$12,255
2003	$12,047	$11,535	$12,695
2004	$12,523	$11,990	$13,429
2005	$12,430	$11,901	$14,284
2006	$12,942	$12,391	$14,649
2007	$13,316	$12,750	$15,273
2008	$13,772	$13,186	$15,708
7/31/09	$14,491	$13,875	$16,510

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Barclays Capital Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Maine municipal bonds. The Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

MANAGEMENT OF THE FUND (unaudited)

The Board of Trustees ("Board") of the Fund consists of four Trustees (the "Trustees"). These same individuals, unless otherwise noted, also serve as Directors or Trustees for Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the four series of Viking Mutual Funds. Three Trustees are not "interested persons" (75% of the total) as defined under the 1940 Act (the "Independent Trustees"). The remaining Trustee is "interested" (the "Interested Trustees") by virtue of his affiliation with Viking Fund Management, LLC and its affiliates."

For the purposes of this section, the "Fund Complex" consists of Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the four series of Viking Mutual Funds.

Each Trustee serves the Fund until its termination; or until the Trustees' retirement, resignation, or death; or otherwise as specified in the Fund's organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Fund.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held
Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 14 funds

Principal occupation(s): Faculty: Embry-Riddle University (2000 to 2005), Park University (2000 to 2005), Minot State University (1999 to present); Non-Profit Specialist, Bremer Bank (2006 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2006 to 2009), Integrity Fund of Funds, Inc., The Integrity Funds, and Integrity Managed Portfolios (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Marycrest Franciscan Development, Inc.

Orlin W. Backes Birth date: May 11, 1935 Began serving: January 1996 Funds overseen: 14 funds

Principal occupation(s): Attorney: McGee, Hankla, Backes & Dobrovolny, P.C. (1963 to present); Director/Trustee: South Dakota Tax-Free Fund, Inc. (1995 to 2004), ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1995 to 2009), Integrity Fund of Funds, Inc. (1995 to present), Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: First Western Bank & Trust

R. James Maxson Birth date: December 12, 1947 Began serving: June 1999 Funds overseen: 14 funds

Principal occupation(s): Attorney: Maxson Law Office (2002 to present); Vice President: Minot Area Development Corporation (2008 to present); Director/Trustee: South Dakota Tax-Free Fund, Inc. (1999 to 2004), ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1999 to 2009), Integrity Fund of Funds, Inc., and Integrity Managed Portfolios (1999 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Vincent United Methodist Foundation, Minot Area Development Corporation, Peoples State Bank of Velva

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held
Robert E. Walstad(1) Chairman Birth date: August 16, 1944 Began serving: January 1996 Funds overseen: 14 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Director (1987 to 2007) and CEO (2001 to 2007): Integrity Mutual Funds, Inc.; Director, President, and Treasurer (1988 to 2007): Integrity Money Management, Inc.; Director, President, and Treasurer (1988 to 2004): ND Capital, Inc.; Director, President, and Treasurer (1989 to 2007): Integrity Fund Services, Inc.; Director, CEO, Chairman (2002 to 2007), and President (2002 to 2004): Capital Financial Services, Inc.; Director and President (1994 to 2004): South Dakota Tax-Free Fund, Inc.; President and Interim President: (1989 to 2007 and 2008 to 2009), ND Tax-Free Fund, Inc., (1993 to 2007 and 2008 to 2009), Montana Tax-Free Fund, Inc., (1996 to 2007 and 2008 to present), Integrity Managed Portfolios, (2003 to 2007 and 2008 to 2009), The Integrity Funds, (1995 to 2007 and 2008 to 2009), Integrity Fund of Funds, Inc.; Director and Chairman: Montana Tax-Free Fund, Inc. (1993 to 2009), ND Tax-Free Fund, Inc. (1988 to 2009), Integrity Fund of Funds, Inc. (1994 to present); Trustee and Chairman (1996 to present), and Treasurer (1996 to 2004): Integrity Managed Portfolios; Trustee and Chairman: The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Minot Park Board

(1) Trustee who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors, LLC the parent company of Viking Fund Management, LLC, Integrity Fund Services, Inc. and Integrity Funds Distributor.

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 2009

Principal occupation(s): Governor, CEO and President (2009 to present): Corridor Investors, LLC; President (1998-present): Viking Fund Management, LLC; President (1999-2009): Viking Fund Distributors, LLC; Treasurer and Trustee (1999-2009) and President (1999-present): Viking Mutual Funds; President (2009-present): Integrity Fund of Funds, Inc., The Integrity Funds and Integrity Managed Portfolios

Other Directorships Held: Governor, Viking Fund Management, LLC

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: January 1996

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney; Vice President and Director (1988 to 2009): Integrity Mutual Funds, Inc.; Director, Vice President, and Secretary: ND Capital, Inc. (1988 to 2006), Integrity Money Management, Inc. (1988 to 2009), Integrity Fund Services, Inc. (1989 to 2009), and Integrity Funds Distributor, Inc. (1996 to 2009); Director, Vice President, and Secretary: South Dakota Tax-Free Fund, Inc. (1994 to 2004), ND Tax Free Fund, Inc. (1988 to 2009); Montana Tax-Free Fund, Inc. (1993 to 2009); Director (1994 to 2009), Secretary (1994 to 2009) and Vice President: Integrity Fund of Funds, Inc. (1994 to present); Secretary (1994 to 2009) and Vice President: Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Adam C. Forthun Treasurer Birth date: June 30, 1976 Began serving: May 2008

Principal occupation(s): Fund Accountant (2003 to 2005), Fund Accounting Supervisor (2005 to 2008), Fund Accounting Manager (2008 to present): Integrity Fund Services, Inc.; Treasurer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2008 to 2009), Integrity Fund of Funds, Inc., Integrity Managed Portfolios and The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Brent M. Wheeler Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: October 2005

Principal occupation(s): Fund Accounting Manager (1998 to 2005): Integrity Fund Services, Inc.; Treasurer (2004 to 2005): ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc.; Mutual Fund Chief Compliance Officer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2005 to 2009), Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc. (2005 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Transaction With Corridor Investors, LLC

Corridor Investors, LLC ("Corridor"), located at 1 Main Street North, Minot, North Dakota 58703, is a North Dakota limited liability company that was organized in January 2009 by Robert E. Walstad, the chairman of the Board of Trustees of Integrity Managed Portfolios, and Shannon D. Radke, president of Viking Fund Management, LLC ("Viking") and Viking Mutual Funds. Mr. Walstad and Mr. Radke are Governors of Corridor, and Mr. Radke is the President and Chief Executive Officer of Corridor. On March 6, 2009, Viking and Corridor entered into an agreement (the "Corridor Agreement") with Integrity Mutual Funds, Inc. ("Integrity") and Integrity Money Management, among others, to complete certain transactions (collectively, the "Transaction"), certain of which are described below. The Transaction was completed on July 31, 2009, and Viking assumed responsibility for the daily management of the Funds assets.

Prior to the closing of the Transaction, Integrity Money Management served as investment adviser to the Funds. Pursuant to the Corridor Agreement, Integrity (as seller) generally sold its mutual fund services business to Corridor and Viking (collectively, as buyer). More specifically, Corridor and Viking acquired, among other things, certain assets of Integrity Money Management and Viking became a wholly-owned subsidiary of Corridor. Integrity Funds Distributor (the Funds' principal underwriter) and Integrity Fund Services, Inc. (the Funds' transfer agent and accounting and administrative services provider) also became wholly-owned subsidiaries of Corridor as a result of the Transaction.

To complete the Transaction, numerous conditions needed to be met, including shareholder approval of advisory contracts with Viking (the "New Agreements"). Shareholders approved, among other things, the New Agreements at meetings held on June 29, 2009 (and, for certain Funds, at meetings adjourned to July 24, 2009) (collectively, the "Shareholder Meetings").

With the completion of the Transaction, Corridor now provides investment advisory, distribution and other services to the Funds, as well as to the four series of Viking Mutual Funds, the six series of The Integrity Funds, and Integrity Fund of Funds, Inc., primarily through its subsidiaries, including Viking, Integrity Funds Distributor and Integrity Fund Services, Inc. ("Integrity Fund Services" or "IFS").

Investment Advisory Agreements with Viking

The following paragraphs summarize the material information and factors considered by the Board, including a majority of the Independent Trustees, at meetings held on March 6, 2009 and on March 11, 2009 (collectively, the "March Meeting"), as well as their conclusions relative to such factors in considering the approval of the New Agreements.

During last year, the Board received and considered a variety of materials related to the proposed Transaction (including relating to Corridor and Viking), the rationale therefor, alternatives to the Transaction, and the potential impact to the Funds. In light of the Corridor Agreement, the Board, including a majority of the Independent Trustees, considered the approval of the Agreements at the March meeting. In evaluating the New Agreements, the Board reviewed information furnished by Integrity, Integrity Money Management and Viking, including information regarding: (1) the services to be provided to the Funds, including the nature, extent and quality of such services; (2) the performance of the Funds; (3) the compensation to be paid to Viking including the cost of advisory services to be provided and profits to be realized by Viking and its affiliates, including Corridor, from the relationship with the Funds, taking into account the anticipated expense limitation arrangements; (4) the extent to which economies of scale would be realized as a Fund grows and whether the advisory fee reflects these economies of scale for the benefit of the Fund's investors; (5) other benefits to be received by Viking from its relationship with the Funds; and (6) the continuity of services to be provided to the Funds by other service providers, including IFS and Integrity Funds Distributor. In considering the New Agreements, the Independent Trustees also relied upon their knowledge of the Transaction, Corridor, Viking and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the New Agreements. Each Independent Trustee may have accorded different weight to the various factors in reaching his conclusions with respect to the New Agreements. The Independent Trustees did not identify any single factor as all-important or controlling. The Independent Trustees' considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

As outlined in more detail below, the Board, including the Independent Trustees, considered all factors they believed relevant with respect to appointing Viking as investment adviser and approving the New Agreements.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services to be provided by Viking, including investment advisory and administrative services. In considering the nature, extent and quality of the services to be provided to the Funds by Viking under the New Agreements, the Board recognized that Viking would be a subsidiary of Corridor upon the completion of the Transaction. In this regard, the Board considered that Corridor was a newly formed company, and therefore took into account Corridor's financing prospects and viability, based on information provided by Integrity. Members of Integrity and Viking represented to the Board that Corridor would oversee the consolidation of the operations of Integrity Money Management into those of Viking following the Transaction to ensure a smooth transition and that the Transaction and the New Agreements were not expected to effect any material changes in the manner in which the Funds are managed.

In addition, the Board considered the continuity of investment and administrative personnel. With respect to investment personnel, the Board is familiar with the background, experience and track record of the Funds' investment personnel and these same persons were expected to serve the Funds in the same capacities following the Transaction, except as employees of Viking. More specifically, the Board was advised that the portfolio manager who was managing the Funds would continue to manage such Funds on behalf of Viking.

As discussed in further detail below, with limited exceptions, the Board noted that the administrative personnel then providing services to the Funds were expected to continue in the same capacity and provide the same level of service following the Transaction. Although the same investment personnel were expected to continue to manage the Funds under the New Agreements, the Board recognized that the level of services may be enhanced with the addition of Viking's additional management expertise and marketing resources.

The Board concluded that the approval of the New Agreements and the transition of the Funds' management from Integrity Money Management to Viking were not expected to interfere with the day-to-day management of the Funds. Based on its review, the Board concluded that the expected nature, extent and quality of services to be provided by Viking supported approval of the New Agreements.

Performance. The Board considered the performance history of the Funds, and in light of the continuity of investment personnel as employees of Viking, the Board recognized that the New Agreements were not expected to impact the performance of the Funds.

Compensation and Economies of Scale. The Board evaluated the management fees under the New Agreements and noted that the advisory fee rates would be the same as the advisory fee rates paid by the Funds under the then-existing investment advisory agreements. The Board also considered the Funds' expense ratios, including, in particular, the expense limitation provisions applicable to the Funds that were set forth in the then-existing investment advisory agreements and noted that, although such expense limitation provisions would not be included in the New Agreements, Viking would agree to waive fees or reimburse expenses to maintain each Fund's expense level at a level that is equal to or lower than the currently applicable percentages for an initial term until July 31, 2010. The Board considered whether there were any economies of scale and whether fee levels reflect these economies of scale. In this regard, the Board noted that none of the Funds has reached an asset level that would enable it to benefit substantially from economies of scale. However, the Board recognized that with the integration of the Integrity and Viking fund families, certain shared expenses may be spread over a larger asset base. The Board recognized that even if an alternative investment adviser could potentially result in lower fees, the benefits to shareholders of continuity in the operations and management of the Funds also needed to be accorded weight. The Board concluded that the fees to be paid to Viking under the New Agreements, taking into account relevant expense limitations, were fair and reasonable.

Profitability. In connection with its review of fees, the Board also considered the profitability of Viking for its advisory activities. In this regard, the Board reviewed information regarding the finances of Corridor and Viking and estimated revenues. Based on the information provided, the Board concluded that the level of profitability was reasonable in light of the services provided.

Ancillary Benefits. The Board considered whether there were any ancillary benefits Viking and its affiliates may receive as a result of its relationship with the Funds. In this regard, the Board considered that Viking does not currently engage in any soft dollar arrangements. Based on their review, the Independent Trustees concluded that any indirect benefits received by Viking and its affiliates as a result of its relationship with the Funds were reasonable and within acceptable parameters.

Continuity of Service Providers. The Board noted that, in addition to acquiring Viking, Corridor would be acquiring IFS and Integrity Funds Distributor as part of the Transaction. Accordingly, IFS would continue to act as administrator, accounting service provider and transfer agent to the Funds and Integrity Funds Distributor would continue to act as distributor to the Funds. The Board also noted that Wells Fargo Bank, N.A. would continue to act as the Funds' custodian. The Board concluded that the continuation of the Funds' service provider contracts would help ensure continuity of Fund operations.

Based on their review of the New Agreements, the materials provided and the considerations described above, the Trustees, including a majority of the Independent Trustees, determined that the adoption of the New Agreements would be in the best interests of the Funds and their respective shareholders and should be approved. In addition, the Board recommended approval of each New Agreement by the respective Fund's shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. Viking seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

Mr. Walstad and Mr. Radke comprise the initial Board of Governors of Corridor, and Mr. Radke serves as the president and chief executive officer of Corridor. In addition, Mr. Walstad and Mr. Radke own membership interests of approximately 10% and 5%, respectively, in Corridor. They received their membership interests, without a cash investment, in exchange for their contributions to Corridor (including experience in the mutual fund industry and their personal guaranties of bank financing) and, in addition, with respect to Mr. Radke, in exchange for his interest in Viking. Other current employees of Corridor own, in the aggregate, approximately 23% of the total membership interests in Corridor, with each employee individually owning an interest of approximately 1%. They received their membership interests in exchange for their experience and role in the operations of Corridor, and without a cash investment.

•

With respect to securities transactions for the Funds, Viking determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where Viking has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. The compensation of Monte Avery (the "Portfolio Manager" of the Funds), is based on salary paid every other week. He is not compensated for client retention. In addition, Corridor sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

Viking and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

SCHEDULE OF INVESTMENTS July 31, 2009

MAINE MUNICIPAL BONDS (85.9%)	Principal Amount	Market Value

Bangor, ME 4.000% 9/1/09	$345,000	$345,794
Bangor, ME 4.000% 9/1/24	155,000	156,781
Brewer, ME GO 4.600% 11/1/17	210,000	219,198
Freeport, ME GO 7.250% 9/1/10	20,000	21,444
Gorham, ME Unlimited Tax G.O. 4.300% 2/1/23	155,000	159,740
Gorham, ME Unlimited Tax G.O. 4.350% 2/1/24	155,000	159,597
Gray, ME Unlimited GO 4.000% 10/15/26	280,000	280,482
Gray, ME Unlimited GO 4.000% 10/15/27	280,000	277,172
Houlton, ME Water District 4.600% 5/1/14	85,000	86,276
Kennebec, ME Regl. Dev. 5.500% 8/1/14	75,000	77,261
Kennebunk, ME Power & Light Dist. 5.000% 8/1/22	500,000	523,815
Lewiston, ME G.O. 5.000% 4/1/22	500,000	525,695
Lewiston, ME G.O. 5.000% 4/1/24	250,000	263,505
Lewiston, ME G.O. 4.500% 1/15/25	200,000	204,796
Maine Governmental Facs. Auth Lease 5.375% 10/1/16	250,000	267,710
Maine Governmental Facs. Auth Lease Rent Rev. 5.000% 10/1/23	125,000	130,200
Maine Health & Higher Educ. Facs. Auth. (Bates College) 5.250% 7/1/11	25,000	25,035
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) 5.250% 7/1/10	410,000	412,071
Maine Health & Higher Educ. Facs. Auth. 6.000% 10/1/13	195,000	226,073
Maine Health & Higher Educ. Facs. Rev. 5.000% 7/1/22	250,000	263,523
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) 5.000% 7/1/25	340,000	353,767
Maine Health & Higher Edl Facsauth Rev Prerefunded -Ser B 5.000% 7/1/23	65,000	76,538
Maine Health & Higher Edl Facsauth Rev Unrefunded Bal 5.000% 7/1/23	135,000	142,232
*Maine Municipal Bond Bank 5.625% 11/1/16	1,000,000	1,071,140
Maine Municipal Bond Bank (Sewer & Water) Rev. 4.900% 11/1/24	100,000	104,934
Maine State (Highway) 5.000% 6/15/11	200,000	215,528
*Maine State Turnpike Auth. Rev. 5.750% 7/1/28	500,000	523,395
Maine State Turnpike Auth. 5.000% 7/1/33	450,000	450,545
Portland, ME 5.000% 9/1/13	60,000	63,241
Portland, ME 4.250% 5/1/29	250,000	246,117
Portland, ME 5.000% 9/1/18	250,000	290,630
Portland, ME Airport Rev 5.000% 7/1/32	500,000	485,250
Scarborough, ME G.O. 4.400% 11/1/31	250,000	237,625
Scarborough, ME G.O. 4.400% 11/1/32	480,000	449,558
Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.) 5.900% 11/1/13	1,465,000	1,467,373
South Portland, ME 5.800% 9/1/11	40,000	44,190
University of Maine System Rev. 4.750% 3/1/37	550,000	517,633
Westbrook, ME G.O. 3.250% 10/15/09	195,000	196,070
Westbrook, ME G.O. 4.250% 10/15/20	180,000	186,046
Windham, ME G.O. 3.125% 11/1/10	100,000	102,913
Windham, ME G.O. 4.000% 11/1/14	475,000	512,349
Yarmouth, ME 5.250% 11/15/09	250,000	253,347
*Yarmouth, ME 5.000% 11/15/19	500,000	540,265
York, ME G.O. 4.000% 9/1/10	75,000	77,935

TOTAL MAINE MUNICIPAL BONDS		$13,234,789

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg. 5.750% 9/1/31	10,000	$9,822

PUERTO RICO MUNICIPAL BONDS (5.4%)
*Puerto Rico Public Finance Corp. Commonwealth Appropriations 5.375% 6/1/18	710,000	$826,255

VIRGIN ISLANDS MUNICIPAL BONDS (3.3%)
Virgin Islands Water & Power Auth. Elec. Syst. Rev. 5.300% 7/1/21	500,000	$503,685

TOTAL MUNICIPAL BONDS (COST: $14,240,047)		$14,574,551

SHORT-TERM SECURITIES (4.8%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $735,877)	735,877	$735,877

TOTAL INVESTMENTS IN SECURITIES (COST: $14,975,924)		$15,310,428
OTHER ASSETS LESS LIABILITIES		102,423

NET ASSETS		$15,412,851

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$735,877	$0	$0	$735,877
Municipal Bonds	0	14,574,551	0	14,574,551
Total	$735,877	$14,574,551	$0	$15,310,428

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities July 31, 2009

ASSETS
Investments in securities, at value (cost: $14,975,924)	$15,310,428
Accrued dividends receivable	150
Accrued interest receivable	163,349
Cash	1,000
Prepaid expenses	1,658
Receivable for Fund shares sold	1,000
Total assets	$15,477,585

LIABILITIES
Accrued expenses	$12,618
Payable for Fund shares redeemed	162
Dividends Payable	40,156
Payable to affiliates	11,798
Total liabilities	$64,734

NET ASSETS	$15,412,851

Net assets are represented by:
Paid-in capital	$15,528,023
Accumulated undistributed net realized gain (loss) on investments	(464,704)
Accumulated undistributed net investment income (loss)	15,028
Unrealized appreciation (depreciation) on investments	334,504
Total amount representing net assets applicable to 1,450,676 outstanding shares of no par common stock (unlimited shares authorized)	$15,412,851

Net asset value per share	$10.62

Public offering price (based on sales charge of 4.25%)	$11.10

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations For the year ended July 31, 2009

INVESTMENT INCOME
Interest	$655,968
Dividends	6,955
Total investment income	$662,923

EXPENSES
Investment advisory fees	$73,892
Distribution (12b-1) fees	36,946
Administrative service fees	24,001
Transfer agent fees	29,557
Accounting service fees	31,389
Custodian fees	3,366
Professional fees	14,974
Trustees fees	3,514
Insurance expense	589
Reports to shareholders	1,342
Audit fees	7,000
Legal fees	1,634
Transfer agent out-of-pockets	1,362
License, fees, and registrations	2,094
Total expenses	$231,661
Less expenses waived or absorbed by the Fund's manager	(73,531)
Total net expenses	$158,130

NET INVESTMENT INCOME (LOSS)	$504,793

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$199,698
Net change in unrealized appreciation (depreciation) of investments	41,579
Net realized and unrealized gain (loss) on investments	$241,277

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$746,070

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets

	Year Ended 7/31/09	Year Ended 7/31/08
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$504,793	$568,328
Net realized gain (loss) on investment transactions	199,698	31,683
Net change in unrealized appreciation (depreciation) on investments	41,579	(50,559)
Net increase (decrease) in net assets resulting from operations	$746,070	$549,452

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($0.35 and $0.36 per share, respectively)	$(499,720)	$(562,812)
Distributions from net realized gain on investment transactions ($0.00 and $0.00 per share, respectively)	0	0
Total dividends and distributions	$(499,720)	$(562,812)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$1,234,481	$366,136
Proceeds from reinvested dividends	302,836	321,799
Cost of shares redeemed	(2,250,581)	(1,501,361)
Net increase (decrease) in net assets resulting from capital share transactions	$(713,264)	$(813,426)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(466,914)	$(826,786)

NET ASSETS, BEGINNING OF PERIOD	15,879,765	16,706,551

NET ASSETS, END OF PERIOD	$15,412,851	$15,879,765

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the "Trust") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990.

The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Maine state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Maine municipal securities.

On December 19, 2003, the Fund became a series of the Trust. Prior to this date, the Fund was part of the Forum Funds and was named the Maine TaxSaver Bond Fund. The Maine TaxSaver Bond Fund commenced operations on December 5, 1991. The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the 1940 Act.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions.

Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

In June of 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing this standard and has concluded that no provision for income tax is required in the financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the financial statements as "Other expense".

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Tax-exempt income	$499,720	$562,812
Ordinary income	0	0
Long-term capital gains	0	0
Total	$499,720	$562,812

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
$15,028	$0	$0	($464,704)	$334,504	($115,172)

The Fund has unexpired net capital loss carryforwards for tax purposes as of July 31, 2009 totaling $464,704, which may be used to offset future capital gains The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the following table.

Year	Unexpired Capital Losses
2013	$464,704

For the year ended July 31, 2009, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2009, the Fund did not defer to August 1, 2009, any post-October capital losses, post-October currency losses, or post-October passive foreign investment company losses.

Distributions to shareholders—Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3: CAPITAL SHARE TRANSACTIONS

As of July 31, 2009, there were unlimited shares of no par authorized; 1,450,676 and 1,521,598 shares were outstanding at July 31, 2009 and July 31, 2008, respectively.

Transactions in capital shares were as follows:

	Year Ended 7/31/09	Year Ended 7/31/08
Shares sold	117,082	34,727
Shares issued on reinvestment of dividends	29,104	30,645
Shares redeemed	(217,108)	(142,065)
Net increase (decrease)	(70,922)	(76,693)

NOTE 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $2,076 of investment advisory fees after a partial waiver for the year ended July 31, 2009. The Fund has a payable to Integrity Money Management of $626 at July 31, 2009 for investment advisory fees. Certain Officers and Trustees of the Fund are also Officers and Directors of Integrity Money Management.

Under the terms of the Investment Advisory Agreement, Integrity Money Management has agreed to pay all the expenses of the Fund (excluding taxes, brokerage fees, commissions, and acquired fund fees and expenses, if any) that exceed 1.07% of the Fund's average daily net assets on an annual basis up to the amount of the investment advisory and management fee. Integrity Money Management and Integrity Funds Distributor may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses were 1.07% for the year ended July 31, 2009.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $36,946 of distribution fees for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Distributor of $3,175 at July 31, 2009 for distribution fees.

As transfer agent to the Fund, Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $29,557 of transfer agency fees and expenses for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $2,540 at July 31, 2009 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged for each additional share class. The Fund has recognized $31,389 of accounting service fees for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $2,635 at July 31, 2009 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.125% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $24,001 of administrative service fees for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $2,000 at July 31, 2009 for administrative service fees.

NOTE 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $2,169,731 and $2,608,603, respectively, for the year ended July 31, 2009.

NOTE 6: INVESTMENT IN SECURITIES

At July 31, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $14,975,924. The net unrealized appreciation of investments based on the cost was $334,504, which is comprised of $452,596 aggregate gross unrealized appreciation and $118,092 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis are due to differing treatment for market discount, capital loss deferral, wash sales, and futures transactions.

NOTE 7: SUBSEQUENT EVENTS

On July 31, 2009, Corridor Investors, LLC completed a transaction with Integrity Mutual Funds, Inc. and Integrity Money Management, Inc. With the completion of the transaction, Corridor Investors, LLC and its subsidiaries (Viking, Integrity Funds Distributor, Inc. and Integrity Fund Services, Inc.) began providing investment advisory, distribution and other services to Integrity Managed Portfolios effective August 1, 2009.

Subsequent events noted above were evaluated through September 11, 2009, which is the date these financial statements were available to be issued.

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06	Year Ended 7/29/05
Net asset value, beginning of period	$10.44	$10.45	$10.52	$10.45	$11.10

Income from investment operations:
Net investment income (loss)	$0.35	$.36	$.37	$.35	$.35
Net realized and unrealized gain (loss) on investment transactions	0.18	(.01)	(.07)	.07	(.43)
Total income (loss) from investment operations	$0.53	$.35	$.30	$.42	$(.08)

Less Distributions:
Dividends from net investment income	$(0.35)	$(.36)	$(.37)	$(.35)	$(.35)
Distributions from net realized gains	0.00	.00	.00	.00	(.22)
Total distributions	$(0.35)	$(.36)	$(.37)	$(.35)	$(.57)

Net asset value, end of period	$10.62	$10.44	$10.45	$10.52	$10.45

Total Return[1]	5.22%	3.43%	2.89%	4.12%	(0.74%)

Ratios/supplemental data
Net assets, end of period (in thousands)	$15,413	$15,880	$16,707	$18,728	$24,975
Ratio of net expenses (after expense assumption) to average net assets[2]	1.07%	1.07%	1.07%	1.02%	0.97%
Ratio of net investment income to average net assets	3.38%	3.46%	3.52%	3.35%	3.24%
Portfolio turnover rate	15.39%	4.44%	8.50%	1.60%	4.87%

[1]	Excludes any applicable sales charge.
[2]

During the periods indicated above, the Adviser assumed and/or waived expenses of $73,531, $79,450, $64,859, $58,447, and $86,089, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.57%, 1.56%, 1.44%, 1.30%, and 1.27%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

TAX INFORMATION

Tax information for the year ended July 31, 2009 (unaudited)

We are required to advise you within 60 days of the Fund's fiscal year regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 29, 2008	August 29, 2008	$.029120	.0	.0
September 30, 2008	September 30, 2008	$.031566	.0	.0
October 31, 2008	October 31, 2008	$.031356	.0	.0
November 28, 2008	November 28, 2008	$.028028	.0	.0
December 31, 2008	December 31, 2008	$.032140	.0	.0
January 30, 2009	January 30, 2009	$.030115	.0	.0
February 27, 2009	February 27, 2009	$.027296	.0	.0
March 31, 2009	March 31, 2009	$.032865	.0	.0
April 30, 2009	April 30, 2009	$.028197	.0	.0
May 29, 2009	May 29, 2009	$.026658	.0	.0
June 30, 2009	June 30, 2009	$.027428	.0	.0
July 31, 2009	July 31, 2009	$.027980	.0	.0

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Maine Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Maine Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2009, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maine Municipal Fund of the Integrity Managed Portfolios as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA

September 11, 2009

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Equity Funds
Williston Basin/Mid-North America Stock Fund
Integrity Growth & Income Fund
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund

Corporate Bond Fund
Integrity High Income Fund

Specialty Fund
Integrity Fund of Funds

State-Specific Tax-Exempt Bond Funds
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityviking.com. Please read the prospectus carefully before investing.

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Investment Adviser

Integrity Money Management, Inc.
1 Main Street North
Minot, ND 58702

Principal Underwriter

Integrity Funds Distributor, Inc.±
P.O. Box 500
Minot, ND 58702

Custodian

Wells Fargo Bank, N.A.
Trust & Custody Solutions
801 Nicollet Mall, Suite 700
Minneapolis, MN 55479

Transfer Agent

Integrity Fund Services, Inc.
P.O. Box 759
Minot, ND 58702

Independent Accountants

Brady, Martz & Associates, P.C.
24 West Central Ave.
P.O. Box 848
Minot, ND 58702

±The Fund is distributed through Integrity Funds Distributor, Inc. Member FINRA & SIPC

Integrity Managed Portfolios

NEBRASKA
MUNICIPAL FUND

P.O. Box 500 • Minot, North Dakota 58702
800-276-1262
info@integrityviking.com
www.integrityviking.com

Dear Shareholder:

Enclosed is the report of the operations for the Nebraska Municipal Fund (the "Fund") for the year ended July 31, 2009. The Fund's portfolio and related financial statements are presented within for your review.

Needless to say, the 12-month period ended July 31, 2009 was an extraordinary and stressful time for investors and those of us who have worked in the financial industry for many years. The U.S. economy is in the midst of its second recession this decade. The depth and breadth of this recession is quite different from the 2001 recession in that the negative effects are being felt by nearly every section of the country. Housing values have plummeted in various parts of the country along with two of the three major U.S. auto companies filing for bankruptcy. Those events along with steep declines in manufacturing have led unemployment to levels approaching ten percent.

Seeking to stimulate the economy and loosen the flow of credit, the federal government passed a $700 billion financial rescue package, followed by a $787 billion economic stimulus package. The Federal Reserve was also quite aggressive in its attempts to boost growth by cutting the Fed Funds rate to 0 - 0.25%. Additionally, in the first quarter of 2009 the Fed announced plans to buy $300 billion in Treasury securities in an effort to improve credit markets along with $750 billion of agency mortgage backed securities to bolster the housing markets.

The previous year was an absolutely brutal year for municipal bond investors and the mutual funds that invest in them were no exception as bond prices tumbled and yields rose with concerns that the economic slowdown would affect states credit risks. Not only are states susceptible to a decline in income tax revenues, but falling home prices, rising unemployment and reduced consumer spending are beginning to take their toll on other types of tax revenue.

While all of the above events could make an investor become more cautious, we believe the municipal market could be one of the best places to find bargains in the fixed income market in 2009. During the period, the federal government and its agencies continued to take extraordinary actions to stabilize and restore confidence in the municipal markets. One of these new programs under the American Recovery and Reinvestment Act is the Build America Bonds program which provides funding for state and local governments to pursue necessary capital projects such as schools, roads, public buildings, energy projects, housing and public utilities. The program is designed to provide a federal subsidy for a large portion of the borrowing costs of state and local governments to encourage investments in capital projects.

As a result of these actions and the historic tax equivalent yields municipals offered, tax-free bonds produced strong returns for the latter part of the period. Nebraska Municipal Fund began the year at $10.03 and ended the year at $10.01 for a total return of 3.71%*. This compares to the Barclays Capital Municipal Index's return of 5.11%. The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.42%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.07%

During the reporting period, we had the opportunity to purchase bonds at higher yields than were available in many years such as: Douglas County Hospital (Methodist Health) 5.50% coupon, due 2038; Sarpy County School District (Papillion-LA Vista) 5.00% coupon, due 2028; Omaha Public Power, 5.25% coupon, due 2023; and University of Nebraska (Student Facilities) 5.00% coupon, due 2028.

At year end, we continue to search the primary and secondary markets for higher coupon securities as we feel current yields represent an attractive, long-term opportunity to our buy and hold approach as well as providing the most relative value in the current market. This approach throughout different interest rate environments allows us to have a portfolio of broad diversification that helps mitigate interest rate risk.

Income exempt from federal and Nebraska state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, please visit the Fund's website at www.integrityviking.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Viking Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the Fund's website at www.integrityviking.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityviking.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Direct inquiries regarding the Funds to: Integrity Funds Distributor, Inc. P.O. Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding the Funds to: Direct inquiries regarding account information to: Integrity Fund Services, Inc. P.O. Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce its expenses, the Fund may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor, Inc. (the "Distributor" or "Integrity Funds Distributor") at 800-276-1262 or contact your financial institution. The Distributor will begin sending you individual copies 30 days after receiving your request.

TERMS & DEFINITIONS

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Barclays Capital Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Coupon Rate or Face Rate

Rate of interest payable annually based on the face amount of the bond (expressed as a percentage)

Depreciation

Decrease in the value of an asset

Market Value

Actual (or estimated) price at which a bond trades in the marketplace

Maturity

Measure of the term or life of a bond in years; when a bond "matures", the issuer repays the principal

Net Asset Value

The value of all of a fund's assets, less liabilities and divided by the number of outstanding shares; does not include initial or contingent deferred sales charges

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond's creditworthiness; "AAA", "AA", and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D"

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

COMPOSITION July 31, 2009

Portfolio Quality Ratings
(Based on total long-term investments)

AAA	16.9%
AA	44.0%
A	23.8%
BBB	5.7%
BB	2.2%
NR	7.4%

Quality ratings reflect the financial strength of the issuer and are assigned by independent rating services such as Moody's Investors Services ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the "Adviser" or "Integrity Money Management"), the Fund's investment adviser.

These percentages are subject to change.

Portfolio Market Sectors
(As a percentage of net assets)

S—School	34.3%
U—General Utilities	21.4%
H—Health	14.4%
O—Other	9.3%
I—Industrial	7.7%
T—Transportation	5.2%
W—Water/Sewer	4.9%
G—Government	2.8%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

DISCLOSURE OF FUND EXPENSES (unaudited)

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 30, 2009 to July 31, 2009.

Actual expenses: The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes: The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, had these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/30/09	Ending Account Value 7/31/09	Expenses Paid During Period*

Actual	$1,000.00	$1,042.73	$5.46

Hypothetical (5% return before expenses)	$1,000.00	$1,019.58	$5.40

*

Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, and then multiplied by 180/360 days. The Fund's ending account value in the "Actual" section of the table is based on its actual total return of 4.27% for the six-month period of January 30, 2009 to July 31, 2009.

AVERAGE ANNUAL TOTAL RETURNS (unaudited)

	For periods ending July 31, 2009
Nebraska Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
Without sales charge	3.71%	3.22%	2.86%	3.31%	3.74%
With sales charge (4.25%)	(0.75%)	1.74%	1.97%	2.86%	3.45%

Barclays Capital Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
	5.11%	4.07%	4.22%	5.14%	5.32%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

COMPARATIVE INDEX GRAPH (unaudited)

Comparison of change in value of a $10,000 investment in
the Fund and the Barclays Capital Municipal Bond Index

	Fund without sales charge	Fund with maximum sales charge	Barclays Capital Municipal Bond Index
7/31/99	$10,000	$9,574	$10,000
2000	$10,228	$9,793	$10,431
2001	$11,253	$10,774	$11,484
2002	$11,710	$11,211	$12,255
2003	$11,616	$11,121	$12,695
2004	$12,032	$11,520	$13,429
2005	$12,010	$11,498	$14,284
2006	$12,599	$12,062	$14,649
2007	$12,997	$12,443	$15,273
2008	$13,359	$12,790	$15,708
7/31/09	$13,854	$13,264	$16,510

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Barclays Capital Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Nebraska municipal bonds. The Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

MANAGEMENT OF THE FUND (unaudited)

The Board of Trustees ("Board") of the Fund consists of four Trustees (the "Trustees"). These same individuals, unless otherwise noted, also serve as Directors or Trustees for Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the four series of Viking Mutual Funds. Three Trustees are not "interested persons" (75% of the total) as defined under the 1940 Act (the "Independent Trustees"). The remaining Trustee is "interested" (the "Interested Trustees") by virtue of his affiliation with Viking Fund Management, LLC and its affiliates."

For the purposes of this section, the "Fund Complex" consists of Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the four series of Viking Mutual Funds.

Each Trustee serves the Fund until its termination; or until the Trustees' retirement, resignation, or death; or otherwise as specified in the Fund's organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Fund.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held
Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 14 funds

Principal occupation(s): Faculty: Embry-Riddle University (2000 to 2005), Park University (2000 to 2005), Minot State University (1999 to present); Non-Profit Specialist, Bremer Bank (2006 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2006 to 2009), Integrity Fund of Funds, Inc., The Integrity Funds, and Integrity Managed Portfolios (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Marycrest Franciscan Development, Inc.

Orlin W. Backes Birth date: May 11, 1935 Began serving: January 1996 Funds overseen: 14 funds

Principal occupation(s): Attorney: McGee, Hankla, Backes & Dobrovolny, P.C. (1963 to present); Director/Trustee: South Dakota Tax-Free Fund, Inc. (1995 to 2004), ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1995 to 2009), Integrity Fund of Funds, Inc. (1995 to present), Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: First Western Bank & Trust

R. James Maxson Birth date: December 12, 1947 Began serving: June 1999 Funds overseen: 14 funds

Principal occupation(s): Attorney: Maxson Law Office (2002 to present); Vice President: Minot Area Development Corporation (2008 to present); Director/Trustee: South Dakota Tax-Free Fund, Inc. (1999 to 2004), ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1999 to 2009), Integrity Fund of Funds, Inc., and Integrity Managed Portfolios (1999 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Vincent United Methodist Foundation, Minot Area Development Corporation, Peoples State Bank of Velva

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held
Robert E. Walstad(1) Chairman Birth date: August 16, 1944 Began serving: January 1996 Funds overseen: 14 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Director (1987 to 2007) and CEO (2001 to 2007): Integrity Mutual Funds, Inc.; Director, President, and Treasurer (1988 to 2007): Integrity Money Management, Inc.; Director, President, and Treasurer (1988 to 2004): ND Capital, Inc.; Director, President, and Treasurer (1989 to 2007): Integrity Fund Services, Inc.; Director, CEO, Chairman (2002 to 2007), and President (2002 to 2004): Capital Financial Services, Inc.; Director and President (1994 to 2004): South Dakota Tax-Free Fund, Inc.; President and Interim President: (1989 to 2007 and 2008 to 2009), ND Tax-Free Fund, Inc., (1993 to 2007 and 2008 to 2009), Montana Tax-Free Fund, Inc., (1996 to 2007 and 2008 to present), Integrity Managed Portfolios, (2003 to 2007 and 2008 to 2009), The Integrity Funds, (1995 to 2007 and 2008 to 2009), Integrity Fund of Funds, Inc.; Director and Chairman: Montana Tax-Free Fund, Inc. (1993 to 2009), ND Tax-Free Fund, Inc. (1988 to 2009), Integrity Fund of Funds, Inc. (1994 to present); Trustee and Chairman (1996 to present), and Treasurer (1996 to 2004): Integrity Managed Portfolios; Trustee and Chairman: The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Minot Park Board

(1) Trustee who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors, LLC the parent company of Viking Fund Management, LLC, Integrity Fund Services, Inc. and Integrity Funds Distributor.

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 2009

Principal occupation(s): Governor, CEO and President (2009 to present): Corridor Investors, LLC; President (1998-present): Viking Fund Management, LLC; President (1999-2009): Viking Fund Distributors, LLC; Treasurer and Trustee (1999-2009) and President (1999-present): Viking Mutual Funds; President (2009-present): Integrity Fund of Funds, Inc., The Integrity Funds and Integrity Managed Portfolios

Other Directorships Held: Governor, Viking Fund Management, LLC

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: January 1996

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney; Vice President and Director (1988 to 2009): Integrity Mutual Funds, Inc.; Director, Vice President, and Secretary: ND Capital, Inc. (1988 to 2006), Integrity Money Management, Inc. (1988 to 2009), Integrity Fund Services, Inc. (1989 to 2009), and Integrity Funds Distributor, Inc. (1996 to 2009); Director, Vice President, and Secretary: South Dakota Tax-Free Fund, Inc. (1994 to 2004), ND Tax Free Fund, Inc. (1988 to 2009); Montana Tax-Free Fund, Inc. (1993 to 2009); Director (1994 to 2009), Secretary (1994 to 2009) and Vice President: Integrity Fund of Funds, Inc. (1994 to present); Secretary (1994 to 2009) and Vice President: Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Adam C. Forthun Treasurer Birth date: June 30, 1976 Began serving: May 2008

Principal occupation(s): Fund Accountant (2003 to 2005), Fund Accounting Supervisor (2005 to 2008), Fund Accounting Manager (2008 to present): Integrity Fund Services, Inc.; Treasurer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2008 to 2009), Integrity Fund of Funds, Inc., Integrity Managed Portfolios and The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Brent M. Wheeler Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: October 2005

Principal occupation(s): Fund Accounting Manager (1998 to 2005): Integrity Fund Services, Inc.; Treasurer (2004 to 2005): ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc.; Mutual Fund Chief Compliance Officer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2005 to 2009), Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc. (2005 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Transaction With Corridor Investors, LLC

Corridor Investors, LLC ("Corridor"), located at 1 Main Street North, Minot, North Dakota 58703, is a North Dakota limited liability company that was organized in January 2009 by Robert E. Walstad, the chairman of the Board of Trustees of Integrity Managed Portfolios, and Shannon D. Radke, president of Viking Fund Management, LLC ("Viking") and Viking Mutual Funds. Mr. Walstad and Mr. Radke are Governors of Corridor, and Mr. Radke is the President and Chief Executive Officer of Corridor. On March 6, 2009, Viking and Corridor entered into an agreement (the "Corridor Agreement") with Integrity Mutual Funds, Inc. ("Integrity") and Integrity Money Management, among others, to complete certain transactions (collectively, the "Transaction"), certain of which are described below. The Transaction was completed on July 31, 2009, and Viking assumed responsibility for the daily management of the Funds assets.

Prior to the closing of the Transaction, Integrity Money Management served as investment adviser to the Funds. Pursuant to the Corridor Agreement, Integrity (as seller) generally sold its mutual fund services business to Corridor and Viking (collectively, as buyer). More specifically, Corridor and Viking acquired, among other things, certain assets of Integrity Money Management and Viking became a wholly-owned subsidiary of Corridor. Integrity Funds Distributor (the Funds' principal underwriter) and Integrity Fund Services, Inc. (the Funds' transfer agent and accounting and administrative services provider) also became wholly-owned subsidiaries of Corridor as a result of the Transaction.

To complete the Transaction, numerous conditions needed to be met, including shareholder approval of advisory contracts with Viking (the "New Agreements"). Shareholders approved, among other things, the New Agreements at meetings held on June 29, 2009 (and, for certain Funds, at meetings adjourned to July 24, 2009) (collectively, the "Shareholder Meetings").

With the completion of the Transaction, Corridor now provides investment advisory, distribution and other services to the Funds, as well as to the four series of Viking Mutual Funds, the six series of The Integrity Funds, and Integrity Fund of Funds, Inc., primarily through its subsidiaries, including Viking, Integrity Funds Distributor and Integrity Fund Services, Inc. ("Integrity Fund Services" or "IFS").

Investment Advisory Agreements with Viking

The following paragraphs summarize the material information and factors considered by the Board, including a majority of the Independent Trustees, at meetings held on March 6, 2009 and on March 11, 2009 (collectively, the "March Meeting"), as well as their conclusions relative to such factors in considering the approval of the New Agreements.

During last year, the Board received and considered a variety of materials related to the proposed Transaction (including relating to Corridor and Viking), the rationale therefor, alternatives to the Transaction, and the potential impact to the Funds. In light of the Corridor Agreement, the Board, including a majority of the Independent Trustees, considered the approval of the Agreements at the March meeting. In evaluating the New Agreements, the Board reviewed information furnished by Integrity, Integrity Money Management and Viking, including information regarding: (1) the services to be provided to the Funds, including the nature, extent and quality of such services; (2) the performance of the Funds; (3) the compensation to be paid to Viking including the cost of advisory services to be provided and profits to be realized by Viking and its affiliates, including Corridor, from the relationship with the Funds, taking into account the anticipated expense limitation arrangements; (4) the extent to which economies of scale would be realized as a Fund grows and whether the advisory fee reflects these economies of scale for the benefit of the Fund's investors; (5) other benefits to be received by Viking from its relationship with the Funds; and (6) the continuity of services to be provided to the Funds by other service providers, including IFS and Integrity Funds Distributor. In considering the New Agreements, the Independent Trustees also relied upon their knowledge of the Transaction, Corridor, Viking and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the New Agreements. Each Independent Trustee may have accorded different weight to the various factors in reaching his conclusions with respect to the New Agreements. The Independent Trustees did not identify any single factor as all-important or controlling. The Independent Trustees' considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

As outlined in more detail below, the Board, including the Independent Trustees, considered all factors they believed relevant with respect to appointing Viking as investment adviser and approving the New Agreements.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services to be provided by Viking, including investment advisory and administrative services. In considering the nature, extent and quality of the services to be provided to the Funds by Viking under the New Agreements, the Board recognized that Viking would be a subsidiary of Corridor upon the completion of the Transaction. In this regard, the Board considered that Corridor was a newly formed company, and therefore took into account Corridor's financing prospects and viability, based on information provided by Integrity. Members of Integrity and Viking represented to the Board that Corridor would oversee the consolidation of the operations of Integrity Money Management into those of Viking following the Transaction to ensure a smooth transition and that the Transaction and the New Agreements were not expected to effect any material changes in the manner in which the Funds are managed.

In addition, the Board considered the continuity of investment and administrative personnel. With respect to investment personnel, the Board is familiar with the background, experience and track record of the Funds' investment personnel and these same persons were expected to serve the Funds in the same capacities following the Transaction, except as employees of Viking. More specifically, the Board was advised that the portfolio manager who was managing the Funds would continue to manage such Funds on behalf of Viking.

As discussed in further detail below, with limited exceptions, the Board noted that the administrative personnel then providing services to the Funds were expected to continue in the same capacity and provide the same level of service following the Transaction. Although the same investment personnel were expected to continue to manage the Funds under the New Agreements, the Board recognized that the level of services may be enhanced with the addition of Viking's additional management expertise and marketing resources.

The Board concluded that the approval of the New Agreements and the transition of the Funds' management from Integrity Money Management to Viking were not expected to interfere with the day-to-day management of the Funds. Based on its review, the Board concluded that the expected nature, extent and quality of services to be provided by Viking supported approval of the New Agreements.

Performance. The Board considered the performance history of the Funds, and in light of the continuity of investment personnel as employees of Viking, the Board recognized that the New Agreements were not expected to impact the performance of the Funds.

Compensation and Economies of Scale. The Board evaluated the management fees under the New Agreements and noted that the advisory fee rates would be the same as the advisory fee rates paid by the Funds under the then-existing investment advisory agreements. The Board also considered the Funds' expense ratios, including, in particular, the expense limitation provisions applicable to the Funds that were set forth in the then-existing investment advisory agreements and noted that, although such expense limitation provisions would not be included in the New Agreements, Viking would agree to waive fees or reimburse expenses to maintain each Fund's expense level at a level that is equal to or lower than the currently applicable percentages for an initial term until July 31, 2010. The Board considered whether there were any economies of scale and whether fee levels reflect these economies of scale. In this regard, the Board noted that none of the Funds has reached an asset level that would enable it to benefit substantially from economies of scale. However, the Board recognized that with the integration of the Integrity and Viking fund families, certain shared expenses may be spread over a larger asset base. The Board recognized that even if an alternative investment adviser could potentially result in lower fees, the benefits to shareholders of continuity in the operations and management of the Funds also needed to be accorded weight. The Board concluded that the fees to be paid to Viking under the New Agreements, taking into account relevant expense limitations, were fair and reasonable.

Profitability. In connection with its review of fees, the Board also considered the profitability of Viking for its advisory activities. In this regard, the Board reviewed information regarding the finances of Corridor and Viking and estimated revenues. Based on the information provided, the Board concluded that the level of profitability was reasonable in light of the services provided.

Ancillary Benefits. The Board considered whether there were any ancillary benefits Viking and its affiliates may receive as a result of its relationship with the Funds. In this regard, the Board considered that Viking does not currently engage in any soft dollar arrangements. Based on their review, the Independent Trustees concluded that any indirect benefits received by Viking and its affiliates as a result of its relationship with the Funds were reasonable and within acceptable parameters.

Continuity of Service Providers. The Board noted that, in addition to acquiring Viking, Corridor would be acquiring IFS and Integrity Funds Distributor as part of the Transaction. Accordingly, IFS would continue to act as administrator, accounting service provider and transfer agent to the Funds and Integrity Funds Distributor would continue to act as distributor to the Funds. The Board also noted that Wells Fargo Bank, N.A. would continue to act as the Funds' custodian. The Board concluded that the continuation of the Funds' service provider contracts would help ensure continuity of Fund operations.

Based on their review of the New Agreements, the materials provided and the considerations described above, the Trustees, including a majority of the Independent Trustees, determined that the adoption of the New Agreements would be in the best interests of the Funds and their respective shareholders and should be approved. In addition, the Board recommended approval of each New Agreement by the respective Fund's shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. Viking seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

Mr. Walstad and Mr. Radke comprise the initial Board of Governors of Corridor, and Mr. Radke serves as the president and chief executive officer of Corridor. In addition, Mr. Walstad and Mr. Radke own membership interests of approximately 10% and 5%, respectively, in Corridor. They received their membership interests, without a cash investment, in exchange for their contributions to Corridor (including experience in the mutual fund industry and their personal guaranties of bank financing) and, in addition, with respect to Mr. Radke, in exchange for his interest in Viking. Other current employees of Corridor own, in the aggregate, approximately 23% of the total membership interests in Corridor, with each employee individually owning an interest of approximately 1%. They received their membership interests in exchange for their experience and role in the operations of Corridor, and without a cash investment.

•

With respect to securities transactions for the Funds, Viking determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where Viking has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. The compensation of Monte Avery (the "Portfolio Manager" of the Funds), is based on salary paid every other week. He is not compensated for client retention. In addition, Corridor sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

Viking and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

SCHEDULE OF INVESTMENTS July 31, 2009

NEBRASKA MUNICIPAL BONDS (92.1%)	Principal Amount	Market Value

Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp.) 5.300% 12/15/18	$250,000	$250,192
Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp.) 5.250% 12/15/33	250,000	217,572
Cornhusker Public Power Dist. Electric Rev. 4.650% 7/1/29	250,000	246,390
Dawson Cnty, NE SID #1 G.O. Ref (IBP, Inc. Proj.) 5.650% 2/1/22	700,000	585,536
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. 4.500% 12/15/25	405,000	405,028
Dawson Cty. Public Power Electric Sys. Rev. 4.750% 12/1/32	250,000	237,030
* Dodge Cty., NE SD #001 (Fremont Public Schools) 5.500% 12/15/20	1,000,000	1,067,960
Douglas Cty., NE G.O. 4.750% 12/1/25	250,000	251,385
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. 5.250% 9/1/21	250,000	240,305
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center) 5.000% 11/15/16	250,000	268,620
Douglas Cty., NE (Catholic Health Corp.) Rev. 5.375% 11/15/15	190,000	190,319
Douglas County, NE Hosp. Methodist Health 5.500% 11/1/38	500,000	437,215
Douglas Cty, NE Hosp. Methodist Health 5.500% 11/1/38	250,000	236,285
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O. 5.750% 8/15/17	200,000	197,896
Douglas Cty., NE SID #397 (Linden Estates II) 5.600% 7/15/18	265,000	250,637
Douglas Cty., NE SID #397 (Linden Estates II) 5.600% 7/15/19	280,000	260,854
Douglas Cty., NE SID #397 (Linden Estates II) 5.600% 4/1/23	500,000	479,970
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O. 4.500% 12/15/23	250,000	252,072
Fremont, NE Combined Utilities Rev. 5.000% 10/15/21	500,000	512,900
Hall Cty., NE School Dist. #2 Grand Island 5.000% 12/15/23	500,000	538,710
Lancaster Cnty Neb Hosp Auth No 1 (Bryanlg Med Center) 4.000% 6/1/10	250,000	253,772
* Lancaster Cty., NE Hosp. Auth. #1 (BryanLGH Medical Center Project) 4.750% 6/1/21	1,000,000	984,490
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) 5.250% 1/15/21	500,000	521,185
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O. 5.250% 1/15/22	500,000	527,675
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. 5.000% 12/15/25	250,000	250,572
* Lincoln, NE Elec. Syst. Rev. 5.000% 9/1/21	1,000,000	1,045,200
Lincoln, NE San. Swr. Rev. 4.500% 6/15/29	250,000	242,357
Lincoln, NE Water Rev. 5.000% 8/15/22	575,000	594,050
Metropolitan Community College South Omaha Bldg. Proj. 4.500% 3/1/26	1,000,000	1,009,510
Municipal Energy Agy of NE Power Supply Rev. 5.125% 4/1/24	195,000	206,702
NE Hgr. Educ. Loan Program Senior Subord. Term 6.250% 6/1/18	800,000	816,832
NE Hgr. Educ. Loan Program Junior Subord. Rev. 6.400% 6/1/13	120,000	126,356
NE Hgr. Educ. Loan Program Junior Subord. Term 6.450% 6/1/18	400,000	416,640
* NE Hgr. Educ. Loan Program Student Loan 5.875% 6/1/14	650,000	650,956
NE Hgr. Educ. Loan Program B Rev. 6.000% 6/1/28	100,000	98,128
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. 5.500% 4/1/27	1,000,000	936,580
NE Invmt. Finance Auth. Multifamily Hsg. Rev. 6.200% 6/1/28	135,000	135,020
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. 5.450% 11/15/22	750,000	753,278
Omaha, NE Various Purpose 5.000% 5/1/22	250,000	263,888
Omaha, NE Various Purpose 4.250% 10/15/26	500,000	504,650
Omaha, NEB Unlimited GO 5.000% 10/15/25	500,000	545,435
Omaha Public Power Electric Rev. 5.250% 2/1/23	250,000	269,710
Omaha, NE Public Power Dist. Elec. Syst. Rev. 5.200% 2/1/22	500,000	511,745
Omaha, NE Public Power Electric Rev. 5.000% 2/1/34	1,000,000	1,000,990
Omaha, NE Public Power Dist. Elec. Syst. Rev. 6.200% 2/1/17	650,000	788,736
* Omaha, NE (Riverfront Project) Special Obligation 5.500% 2/1/29	1,000,000	1,027,200
Omaha, NE Public Power Dist. (Electric Rev) 4.750% 2/1/25	250,000	256,025
Omaha, NE Public Power Dist. (Electric Rev) 4.300% 2/1/31	100,000	91,270
Papillion, NE G.O. 4.350% 12/15/27	250,000	242,105
Sarpy Count School Dist.#27 Papillion-LA Vista GO 5.000% 12/1/28	250,000	257,308
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. 5.650% 5/1/12	100,000	102,912
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. 6.150% 5/1/30	250,000	245,230
Public Power Generation Agy Whelan Energy Rev 5.000% 1/1/32	500,000	493,005
Public Power Generation Agy. Whelan Energy Center 5.000% 1/1/27	250,000	259,753
Saunders Cty., NE G.O. 5.000% 11/1/30	250,000	251,340
Saunders Cty., NE G.O. 4.250% 12/15/21	515,000	517,647
Southern Public Power Dist. 5.000% 12/15/23	250,000	261,260
University of NE Fac. Corp. Deferred Maintenance 5.000% 7/15/20	500,000	546,520
Univ. of NE Board of Regents Student Facs. 5.000% 5/15/32	250,000	251,725
Univ. of NE Board of Regents (Heath & Rec. Proj.) 5.000% 5/15/33	600,000	603,540
Univ. of NE (U. of NE - Lincoln Student Fees) Rev. 5.125% 7/1/32	250,000	252,188
University of NE University Rev. Lincoln Student Facs. 5.000% 7/1/28	250,000	254,820
Washington Cnty S/D#1 (Blair) 3.750% 12/15/13	130,000	135,983

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $26,468,619)		$26,631,164

SHORT-TERM SECURITIES (8.1%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $2,348,253)	2,348,253	$2,348,253

TOTAL INVESTMENTS IN SECURITIES (COST: $28,816,872)		$28,979,417
OTHER ASSETS LESS LIABILITIES		(66,295)

NET ASSETS		$28,913,122

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

As of July 31, 2009, the Fund had one when-issued purchase:
250,000 of Cornhusker Public Power Dist Electric Rev; 4.650%; 07/01/29

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$2,348,253	$0	$0	$2,348,253
Municipal Bonds	$0	$26,631,164	$0	$26,631,164
Total	$2,348,253	$26,631,164	$0	$28,979,417

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities July 31, 2009

ASSETS
Investments in securities, at value (cost: $28,816,872)	$28,979,417
Accrued dividends receivable	406
Accrued interest receivable	354,942
Cash	5,000
Prepaid expenses	1,223
Receivable for Fund shares sold	14,000
Total assets	$29,354,988

LIABILITIES
Accrued expenses	$16,115
Dividends payable	85,065
Payable for Fund shares redeemed	71,233
Payable to affiliates	22,660
Security purchases payable	246,793
Total liabilities	$441,866

NET ASSETS	$28,913,122

Net assets are represented by:
Paid-in capital	$31,723,831
Accumulated undistributed net realized gain (loss) on investments	(3,008,426)
Accumulated undistributed net investment income (loss)	35,172
Unrealized appreciation (depreciation) on investments	162,545
Total amount representing net assets applicable to 2,888,399 outstanding shares of no par common stock (unlimited shares authorized)	$28,913,122

Net asset value per share	$10.01

Public offering price (based on sales charge of 4.25%)	$10.45

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations For the year ended July 31, 2009

INVESTMENT INCOME
Interest	$1,333,326
Dividends	11,823
Total investment income	$1,345,149

EXPENSES
Investment advisory fees	$136,635
Distribution (12b-1) fees	68,318
Administrative service fees	34,159
Transfer agent fees	54,654
Accounting service fees	37,664
Custodian fees	5,210
Professional fees	25,545
Trustees fees	5,211
Insurance expense	1,013
Reports to shareholders	1,563
Audit fees	7,600
Legal fees	3,582
Transfer agent out-of-pockets	1,687
License, fees, and registrations	2,856
Total expenses	$385,697
Less expenses waived or absorbed by the Fund's manager	(93,297)
Total net expenses	$292,400

NET INVESTMENT INCOME (LOSS)	$1,052,749

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$17,216
Net change in unrealized appreciation (depreciation) of investments	(79,241)
Net realized and unrealized gain (loss) on investments	$(62,025)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$990,724

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets

	Year Ended 7/31/09	Year Ended 7/31/08
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,052,749	$1,043,423
Net realized gain (loss) on investment transactions	17,216	49,200
Net change in unrealized appreciation (depreciation) on investments	(79,241)	(330,857)
Net increase (decrease) in net assets resulting from operations	$990,724	$761,766

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($0.38 and $0.38 per share, respectively)	$(1,048,177)	$(1,039,415)
Distributions from net realized gain on investment transactions ($0.00 and $0.00 per share, respectively)	0	0
Total dividends and distributions	$(1,048,177)	$(1,039,415)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$3,005,898	$1,513,172
Proceeds from reinvested dividends	728,780	707,111
Cost of shares redeemed	(1,993,266)	(3,094,308)
Net increase (decrease) in net assets resulting from capital share transactions	$1,741,412	$(874,025)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$1,683,959	$(1,151,674)

NET ASSETS, END OF PERIOD	27,229,163	28,380,837

NET ASSETS, END OF PERIOD	$28,913,122	$27,229,163

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the "Trust") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares.

The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions.

Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

In June of 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing this standard and has concluded that no provision for income tax is required in the financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the financial statements as "Other expense".

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Tax-exempt income	$1,048,177	$1,039,415
Ordinary income	0	0
Long-term capital gains	0	0
Total	$1,048,177	$1,039,415

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
$35,172	$0	$0	($3,008,426)	$162,545	($2,810,709)

The Fund has unexpired net capital loss carryforwards for tax purposes as of July 31, 2009 totaling $3,008,426, which may be used to offset future capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the following table.

Year	Unexpired Capital Losses
2010	$591,993
2011	$713,949
2012	$579,276
2013	$1,123,208

For the year ended July 31, 2009, the Fund made $131,770 in permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2009, the Fund did not defer to August 1, 2009, any post-October capital losses, post-October currency losses, or post-October passive foreign investment company losses.

Distributions to shareholders—Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3: CAPITAL SHARE TRANSACTIONS

As of July 31, 2009, there were unlimited shares of no par authorized; 2,888,399 and 2,715,976 shares were outstanding at July 31, 2009 and July 31, 2008, respectively.

Transactions in capital shares were as follows:

	Year Ended 7/31/09	Year Ended 7/31/08
Shares sold	303,135	149,795
Shares issued on reinvestment of dividends	74,481	69,816
Shares redeemed	(205,193)	(304,694)
Net increase (decrease)	172,423	(85,083)

NOTE 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $43,338 of investment advisory fees after a partial waiver for the year ended July 31, 2009. The Fund has a payable to Integrity Money Management of $4,519 at July 31, 2009 for investment advisory fees. Certain Officers and Trustees of the Fund are also Officers and Directors of Integrity Money Management.

Under the terms of the Investment Advisory Agreement, Integrity Money Management has agreed to pay all the expenses of the Fund (excluding taxes, brokerage fees, commissions, and acquired fund fees and expenses, if any) that exceed 1.07% of the Fund's average daily net assets on an annual basis up to the amount of the investment advisory and management fee. Integrity Money Management and Integrity Funds Distributor may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses were 1.07% for the year ended July 31, 2009.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $68,318 of distribution fees for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Distributor of $6,016 at July 31, 2009 for distribution fees.

As transfer agent to the Fund, Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $54,654 of transfer agency fees and expenses for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $4,813 at July 31, 2009 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged for each additional share class. The Fund has recognized $37,664 of accounting service fees for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $3,203 at July 31, 2009 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.125% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $34,159 of administrative service fees for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $3,008 at July 31, 2009 for administrative service fees.

NOTE 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $5,349,135 and $1,748,955, respectively, for the year ended July 31, 2009.

NOTE 6: INVESTMENT IN SECURITIES

At July 31, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $28,816,872. The net unrealized appreciation of investments based on the cost was $162,545, which is comprised of $613,260 aggregate gross unrealized appreciation and $450,715 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis are due to differing treatment for market discount, capital loss deferral, wash sales, and futures transactions.

NOTE 7: SUBSEQUENT EVENTS

On July 31, 2009, Corridor Investors, LLC completed a transaction with Integrity Mutual Funds, Inc. and Integrity Money Management, Inc. With the completion of the transaction, Corridor Investors, LLC and its subsidiaries (Viking, Integrity Funds Distributor, Inc. and Integrity Fund Services, Inc.) began providing investment advisory, distribution and other services to Integrity Managed Portfolios effective August 1, 2009.

Subsequent events noted above were evaluated through September 11, 2009, which is the date these financial statements were available to be issued.

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06	Year Ended 7/29/05
Net asset value, beginning of period	$10.03	$10.13	$10.20	$10.11	$10.55

Income from investment operations:
Net investment income (loss)	$.38	$.38	$.39	$.40	$.42
Net realized and unrealized gain (loss) on investment transactions	(.02)	(.10)	(.07)	.09	(.44)
Total income (loss) from investment operations	$.36	$.28	$.32	$.49	$(.02)

Less distributions:
Dividends from net investment income	$(.38)	$(.38)	$(.39)	$(.40)	$(.42)
Distributions from net realized gains	.00	.00	.00	.00	.00
Total distributions	$(.38)	$(.38)	$(.39)	$(.40)	$(.42)

Net asset value, end of period	$10.01	$10.03	$10.13	$10.20	$10.11

Total return[1]	3.71%	2.79%	3.16%	4.90%	(0.18%)

Ratios/supplemental data
Net assets, end of period (in thousands)	28,913	$27,229	$28,381	$30,742	$32,488
Ratio of net expenses (after expense assumption) to average net assets2	1.07%	1.07%	1.07%	1.03%	0.98%
Ratio of net investment income to average net assets	3.84%	3.74%	3.81%	3.89%	4.07%
Portfolio turnover rate	6.71%	10.42%	17.42%	14.63%	4.36%

[1]	Excludes any applicable sales charge.
[2]

During the periods indicated above, the Adviser assumed and/or waived expenses of $93,297, $98,742, $81,123, $66,312, and $84,449, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.41%, 1.43%, 1.34%, 1.24%, and 1.22%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

TAX INFORMATION

Tax information for the year ended July 31, 2009 (unaudited)

We are required to advise you within 60 days of the Fund's fiscal year regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 29, 2008	August 29, 2008	$.029987	.0	.0
September 30, 2008	September 30, 2008	$.032813	.0	.0
October 31, 2008	October 31, 2008	$.032486	.0	.0
November 28, 2008	November 28, 2008	$.029971	.0	.0
December 31, 2008	December 31, 2008	$.034544	.0	.0
January 30, 2009	January 30, 2009	$.031997	.0	.0
February 27, 2009	February 27, 2009	$.028835	.0	.0
March 31, 2009	March 31, 2009	$.035063	.0	.0
April 30, 2009	April 30, 2009	$.031211	.0	.0
May 29, 2009	May 29, 2009	$.029296	.0	.0
June 30, 2009	June 30, 2009	$.030524	.0	.0
July 31, 2009	July 31, 2009	$.029418	.0	.0

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Nebraska Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Nebraska Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2009, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Nebraska Municipal Fund of the Integrity Managed Portfolios as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA

September 11, 2009

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Equity Funds
Williston Basin/Mid-North America Stock Fund
Integrity Growth & Income Fund
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund
Corporate Bond Fund
Integrity High Income Fund

Specialty Fund
Integrity Fund of Funds

State-Specific Tax-Exempt Bond Funds
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityviking.com. Please read the prospectus carefully before investing.

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Investment Adviser

Integrity Money Management, Inc.
1 Main Street North
Minot, ND 58702

Principal Underwriter

Integrity Funds Distributor, Inc.±
P.O. Box 500
Minot, ND 58702

Custodian

Wells Fargo Bank, N.A.
Trust & Custody Solutions
801 Nicollet Mall, Suite 700
Minneapolis, MN 55479

Transfer Agent

Integrity Fund Services, Inc.
P.O. Box 759
Minot, ND 58702

Independent Accountants

Brady, Martz & Associates, P.C.
24 West Central Ave.
P.O. Box 848
Minot, ND 58702

±The Fund is distributed through Integrity Funds Distributor, Inc. Member FINRA & SIPC

Integrity Managed Portfolios

NEW HAMPSHIRE
MUNICIPAL FUND

P.O. Box 500 • Minot, North Dakota 58702
800-276-1262
info@integrityviking.com
www.integrityviking.com

Dear Shareholder:

Enclosed is the report of the operations for the New Hampshire Municipal Fund (the "Fund") for the year ended July 31, 2009. The Fund's portfolio and related financial statements are presented within for your review.

Needless to say, the 12-month period ended July 31, 2009 was an extraordinary and stressful time for investors and those of us who have worked in the financial industry for many years. The U.S. economy is in the midst of its second recession this decade. The depth and breadth of this recession is quite different from the 2001 recession in that the negative effects are being felt by nearly every section of the country. Housing values have plummeted in various parts of the country along with two of the three major U.S. auto companies filing for bankruptcy. Those events along with steep declines in manufacturing have led unemployment to levels approaching ten percent.

Seeking to stimulate the economy and loosen the flow of credit, the federal government passed a $700 billion financial rescue package, followed by a $787 billion economic stimulus package. The Federal Reserve was also quite aggressive in its attempts to boost growth by cutting the Fed Funds rate to 0 - 0.25%. Additionally, in the first quarter of 2009 the Fed announced plans to buy $300 billion in Treasury securities in an effort to improve credit markets along with $750 billion of agency mortgage backed securities to bolster the housing markets.

The previous year was an absolutely brutal year for municipal bond investors and the mutual funds that invest in them were no exception as bond prices tumbled and yields rose with concerns that the economic slowdown would affect states credit risks. Not only are states susceptible to a decline in income tax revenues, but falling home prices, rising unemployment and reduced consumer spending are beginning to take their toll on other types of tax revenue.

While all of the above events could make an investor become more cautious, we believe the municipal market could be one of the best places to find bargains in the fixed income market in 2009. During the period, the federal government and its agencies continued to take extraordinary actions to stabilize and restore confidence in the municipal markets. One of these new programs under the American Recovery and Reinvestment Act is the Build America Bonds program which provides funding for state and local governments to pursue necessary capital projects such as schools, roads, public buildings, energy projects, housing and public utilities. The program is designed to provide a federal subsidy for a large portion of the borrowing costs of state and local governments to encourage investments in capital projects.

As a result of these actions and the historic tax equivalent yields municipals offered, tax-free bonds produced strong returns for the latter part of the period. New Hampshire Municipal Fund began the year at $10.32 and ended the year at $10.50 for a total return of 4.64%*. This compares to the Barclays Capital Municipal Index's return of 5.11%. The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 3.21%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.07%.

During the reporting period, we had the opportunity to purchase bonds at higher yields than were available in many years such as: New Hampshire Healthcare (Covenant Health) 5.00% coupon, due 2024; New Hampshire Municipal Bond Bank, 4.00% coupon, due 2025; New Hampshire Turnpike, 5.125% coupon, due 2019; and Manchester Water Works, 5.00% coupon, due 2034.

At year end, we continue to search the primary and secondary markets for higher coupon securities as we feel current yields represent an attractive, long-term opportunity to our buy and hold approach as well as providing the most relative value in the current market. This approach throughout different interest rate environments allows us to have a portfolio of broad diversification that helps mitigate interest rate risk.

Income exempt from federal income taxes and New Hampshire state interest and dividend taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, please visit the Fund's website at www.integrityviking.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Viking Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the Fund's website at www.integrityviking.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityviking.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Direct inquiries regarding the Funds to: Integrity Funds Distributor, Inc. P.O. Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding the Funds to: >Direct inquiries regarding account information to: Integrity Fund Services, Inc. P.O. Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce its expenses, the Fund may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor, Inc. (the "Distributor" or "Integrity Funds Distributor") at 800-276-1262 or contact your financial institution. The Distributor will begin sending you individual copies 30 days after receiving your request.

TERMS & DEFINITIONS

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Barclays Capital Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Coupon Rate or Face Rate

Rate of interest payable annually based on the face amount of the bond (expressed as a percentage)

Depreciation

Decrease in the value of an asset

Market Value

Actual (or estimated) price at which a bond trades in the marketplace

Maturity

Measure of the term or life of a bond in years; when a bond "matures", the issuer repays the principal

Net Asset Value

The value of all of a fund's assets, less liabilities and divided by the number of outstanding shares; does not include initial or contingent deferred sales charges

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond's creditworthiness; "AAA", "AA", and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D"

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

COMPOSITION July 31, 2009

Portfolio Quality Ratings
(Based on total long-term investments)

AAA	9.0%
AA	44.4%
A	44.0%
BBB	2.6%

Quality ratings reflect the financial strength of the issuer and are assigned by independent rating services such as Moody's Investors Services ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the "Adviser" or "Integrity Money Management"), the Fund's investment adviser.

These percentages are subject to change.

Portfolio Market Sectors
(As a percentage of net assets)

T—Transportation	34.4%
HC—Health Care	19.7%
GO—General Obligation	14.1%
W/S—Water/Sewer	9.3%
O—Other	7.7%
H—Housing	5.2%
I—Industrial	4.9%
G—Government	4.7%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

DISCLOSURE OF FUND EXPENSES (unaudited)

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 30, 2009 to July 31, 2009.

Actual expenses: The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes: The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, had these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/30/09	Ending Account Value 7/31/09	Expenses Paid During Period*

Actual	$1,000.00	$1,034.86	$5.44

Hypothetical (5% return before expenses)	$1,000.00	$1,019.58	$5.40

*

Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, and then multiplied by 180/360 days. The Fund's ending account value in the "Actual" section of the table is based on its actual total return of 3.49% for the six-month period of January 30, 2009 to July 31, 2009.

AVERAGE ANNUAL TOTAL RETURNS (unaudited)

	For periods ending July 31, 2009
New Hampshire Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
Without sales charge	4.64%	3.79%	2.64%	3.63%	4.45%
With sales charge (4.25%)	0.18%	2.32%	1.75%	3.18%	4.17%

Barclays Capital Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
	5.11%	4.07%	4.22%	5.14%	5.66%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

COMPARATIVE INDEX GRAPH (unaudited)

Comparison of change in value of a $10,000 investment in
the Fund and the Barclays Capital Municipal Bond Index

	Fund without sales charge	Fund with maximum sales charge	Barclays Capital Municipal Bond Index
7/31/99	$10,000	$9,573	$10,000
2000	$10,354	$9,912	$10,431
2001	$11,116	$10,641	$11,484
2002	$11,696	$11,196	$12,255
2003	$11,970	$11,458	$12,695
2004	$12,537	$12,001	$13,429
2005	$12,310	$11,784	$14,284
2006	$12,773	$12,227	$14,649
2007	$13,159	$12,597	$15,273
2008	$13,648	$13,065	$15,708
7/31/09	$14,282	$13,672	$16,510

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Barclays Capital Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in New Hampshire municipal bonds. The Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

MANAGEMENT OF THE FUND (unaudited)

The Board of Trustees ("Board") of the Fund consists of four Trustees (the "Trustees"). These same individuals, unless otherwise noted, also serve as Directors or Trustees for Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the four series of Viking Mutual Funds. Three Trustees are not "interested persons" (75% of the total) as defined under the 1940 Act (the "Independent Trustees"). The remaining Trustee is "interested" (the "Interested Trustees") by virtue of his affiliation with Viking Fund Management, LLC and its affiliates."

For the purposes of this section, the "Fund Complex" consists of Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the four series of Viking Mutual Funds.

Each Trustee serves the Fund until its termination; or until the Trustees' retirement, resignation, or death; or otherwise as specified in the Fund's organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Fund.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held
Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 14 funds

Principal occupation(s): Faculty: Embry-Riddle University (2000 to 2005), Park University (2000 to 2005), Minot State University (1999 to present); Non-Profit Specialist, Bremer Bank (2006 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2006 to 2009), Integrity Fund of Funds, Inc., The Integrity Funds, and Integrity Managed Portfolios (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Marycrest Franciscan Development, Inc.

Orlin W. Backes Birth date: May 11, 1935 Began serving: January 1996 Funds overseen: 14 funds

Principal occupation(s): Attorney: McGee, Hankla, Backes & Dobrovolny, P.C. (1963 to present); Director/Trustee: South Dakota Tax-Free Fund, Inc. (1995 to 2004), ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1995 to 2009), Integrity Fund of Funds, Inc. (1995 to present), Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: First Western Bank & Trust

R. James Maxson Birth date: December 12, 1947 Began serving: June 1999 Funds overseen: 14 funds

Principal occupation(s): Attorney: Maxson Law Office (2002 to present); Vice President: Minot Area Development Corporation (2008 to present); Director/Trustee: South Dakota Tax-Free Fund, Inc. (1999 to 2004), ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1999 to 2009), Integrity Fund of Funds, Inc., and Integrity Managed Portfolios (1999 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Vincent United Methodist Foundation, Minot Area Development Corporation, Peoples State Bank of Velva

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held
Robert E. Walstad(1) Chairman Birth date: August 16, 1944 Began serving: January 1996 Funds overseen: 14 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Director (1987 to 2007) and CEO (2001 to 2007): Integrity Mutual Funds, Inc.; Director, President, and Treasurer (1988 to 2007): Integrity Money Management, Inc.; Director, President, and Treasurer (1988 to 2004): ND Capital, Inc.; Director, President, and Treasurer (1989 to 2007): Integrity Fund Services, Inc.; Director, CEO, Chairman (2002 to 2007), and President (2002 to 2004): Capital Financial Services, Inc.; Director and President (1994 to 2004): South Dakota Tax-Free Fund, Inc.; President and Interim President: (1989 to 2007 and 2008 to 2009), ND Tax-Free Fund, Inc., (1993 to 2007 and 2008 to 2009), Montana Tax-Free Fund, Inc., (1996 to 2007 and 2008 to present), Integrity Managed Portfolios, (2003 to 2007 and 2008 to 2009), The Integrity Funds, (1995 to 2007 and 2008 to 2009), Integrity Fund of Funds, Inc.; Director and Chairman: Montana Tax-Free Fund, Inc. (1993 to 2009), ND Tax-Free Fund, Inc. (1988 to 2009), Integrity Fund of Funds, Inc. (1994 to present); Trustee and Chairman (1996 to present), and Treasurer (1996 to 2004): Integrity Managed Portfolios; Trustee and Chairman: The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Minot Park Board

(1) Trustee who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors, LLC the parent company of Viking Fund Management, LLC, Integrity Fund Services, Inc. and Integrity Funds Distributor.

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 2009

Principal occupation(s): Governor, CEO and President (2009 to present): Corridor Investors, LLC; President (1998-present): Viking Fund Management, LLC; President (1999-2009): Viking Fund Distributors, LLC; Treasurer and Trustee (1999-2009) and President (1999-present): Viking Mutual Funds; President (2009-present): Integrity Fund of Funds, Inc., The Integrity Funds and Integrity Managed Portfolios

Other Directorships Held: Governor, Viking Fund Management, LLC

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: January 1996

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney; Vice President and Director (1988 to 2009): Integrity Mutual Funds, Inc.; Director, Vice President, and Secretary: ND Capital, Inc. (1988 to 2006), Integrity Money Management, Inc. (1988 to 2009), Integrity Fund Services, Inc. (1989 to 2009), and Integrity Funds Distributor, Inc. (1996 to 2009); Director, Vice President, and Secretary: South Dakota Tax-Free Fund, Inc. (1994 to 2004), ND Tax Free Fund, Inc. (1988 to 2009); Montana Tax-Free Fund, Inc. (1993 to 2009); Director (1994 to 2009), Secretary (1994 to 2009) and Vice President: Integrity Fund of Funds, Inc. (1994 to present); Secretary (1994 to 2009) and Vice President: Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Adam C. Forthun Treasurer Birth date: June 30, 1976 Began serving: May 2008

Principal occupation(s): Fund Accountant (2003 to 2005), Fund Accounting Supervisor (2005 to 2008), Fund Accounting Manager (2008 to present): Integrity Fund Services, Inc.; Treasurer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2008 to 2009), Integrity Fund of Funds, Inc., Integrity Managed Portfolios and The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Brent M. Wheeler Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: October 2005

Principal occupation(s): Fund Accounting Manager (1998 to 2005): Integrity Fund Services, Inc.; Treasurer (2004 to 2005): ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc.; Mutual Fund Chief Compliance Officer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2005 to 2009), Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc. (2005 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Transaction With Corridor Investors, LLC

Corridor Investors, LLC ("Corridor"), located at 1 Main Street North, Minot, North Dakota 58703, is a North Dakota limited liability company that was organized in January 2009 by Robert E. Walstad, the chairman of the Board of Trustees of Integrity Managed Portfolios, and Shannon D. Radke, president of Viking Fund Management, LLC ("Viking") and Viking Mutual Funds. Mr. Walstad and Mr. Radke are Governors of Corridor, and Mr. Radke is the President and Chief Executive Officer of Corridor. On March 6, 2009, Viking and Corridor entered into an agreement (the "Corridor Agreement") with Integrity Mutual Funds, Inc. ("Integrity") and Integrity Money Management, among others, to complete certain transactions (collectively, the "Transaction"), certain of which are described below. The Transaction was completed on July 31, 2009, and Viking assumed responsibility for the daily management of the Funds assets.

Prior to the closing of the Transaction, Integrity Money Management served as investment adviser to the Funds. Pursuant to the Corridor Agreement, Integrity (as seller) generally sold its mutual fund services business to Corridor and Viking (collectively, as buyer). More specifically, Corridor and Viking acquired, among other things, certain assets of Integrity Money Management and Viking became a wholly-owned subsidiary of Corridor. Integrity Funds Distributor (the Funds' principal underwriter) and Integrity Fund Services, Inc. (the Funds' transfer agent and accounting and administrative services provider) also became wholly-owned subsidiaries of Corridor as a result of the Transaction.

>To complete the Transaction, numerous conditions needed to be met, including shareholder approval of advisory contracts with Viking (the "New Agreements"). Shareholders approved, among other things, the New Agreements at meetings held on June 29, 2009 (and, for certain Funds, at meetings adjourned to July 24, 2009) (collectively, the "Shareholder Meetings").

With the completion of the Transaction, Corridor now provides investment advisory, distribution and other services to the Funds, as well as to the four series of Viking Mutual Funds, the six series of The Integrity Funds, and Integrity Fund of Funds, Inc., primarily through its subsidiaries, including Viking, Integrity Funds Distributor and Integrity Fund Services, Inc. ("Integrity Fund Services" or "IFS").

Investment Advisory Agreements with Viking

The following paragraphs summarize the material information and factors considered by the Board, including a majority of the Independent Trustees, at meetings held on March 6, 2009 and on March 11, 2009 (collectively, the "March Meeting"), as well as their conclusions relative to such factors in considering the approval of the New Agreements.

During last year, the Board received and considered a variety of materials related to the proposed Transaction (including relating to Corridor and Viking), the rationale therefor, alternatives to the Transaction, and the potential impact to the Funds. In light of the Corridor Agreement, the Board, including a majority of the Independent Trustees, considered the approval of the Agreements at the March meeting. In evaluating the New Agreements, the Board reviewed information furnished by Integrity, Integrity Money Management and Viking, including information regarding: (1) the services to be provided to the Funds, including the nature, extent and quality of such services; (2) the performance of the Funds; (3) the compensation to be paid to Viking including the cost of advisory services to be provided and profits to be realized by Viking and its affiliates, including Corridor, from the relationship with the Funds, taking into account the anticipated expense limitation arrangements; (4) the extent to which economies of scale would be realized as a Fund grows and whether the advisory fee reflects these economies of scale for the benefit of the Fund's investors; (5) other benefits to be received by Viking from its relationship with the Funds; and (6) the continuity of services to be provided to the Funds by other service providers, including IFS and Integrity Funds Distributor. In considering the New Agreements, the Independent Trustees also relied upon their knowledge of the Transaction, Corridor, Viking and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the New Agreements. Each Independent Trustee may have accorded different weight to the various factors in reaching his conclusions with respect to the New Agreements. The Independent Trustees did not identify any single factor as all-important or controlling. The Independent Trustees' considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

As outlined in more detail below, the Board, including the Independent Trustees, considered all factors they believed relevant with respect to appointing Viking as investment adviser and approving the New Agreements.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services to be provided by Viking, including investment advisory and administrative services. In considering the nature, extent and quality of the services to be provided to the Funds by Viking under the New Agreements, the Board recognized that Viking would be a subsidiary of Corridor upon the completion of the Transaction. In this regard, the Board considered that Corridor was a newly formed company, and therefore took into account Corridor's financing prospects and viability, based on information provided by Integrity. Members of Integrity and Viking represented to the Board that Corridor would oversee the consolidation of the operations of Integrity Money Management into those of Viking following the Transaction to ensure a smooth transition and that the Transaction and the New Agreements were not expected to effect any material changes in the manner in which the Funds are managed.

In addition, the Board considered the continuity of investment and administrative personnel. With respect to investment personnel, the Board is familiar with the background, experience and track record of the Funds' investment personnel and these same persons were expected to serve the Funds in the same capacities following the Transaction, except as employees of Viking. More specifically, the Board was advised that the portfolio manager who was managing the Funds would continue to manage such Funds on behalf of Viking.

As discussed in further detail below, with limited exceptions, the Board noted that the administrative personnel then providing services to the Funds were expected to continue in the same capacity and provide the same level of service following the Transaction. Although the same investment personnel were expected to continue to manage the Funds under the New Agreements, the Board recognized that the level of services may be enhanced with the addition of Viking's additional management expertise and marketing resources.

The Board concluded that the approval of the New Agreements and the transition of the Funds' management from Integrity Money Management to Viking were not expected to interfere with the day-to-day management of the Funds. Based on its review, the Board concluded that the expected nature, extent and quality of services to be provided by Viking supported approval of the New Agreements.

Performance. The Board considered the performance history of the Funds, and in light of the continuity of investment personnel as employees of Viking, the Board recognized that the New Agreements were not expected to impact the performance of the Funds.

Compensation and Economies of Scale. The Board evaluated the management fees under the New Agreements and noted that the advisory fee rates would be the same as the advisory fee rates paid by the Funds under the then-existing investment advisory agreements. The Board also considered the Funds' expense ratios, including, in particular, the expense limitation provisions applicable to the Funds that were set forth in the then-existing investment advisory agreements and noted that, although such expense limitation provisions would not be included in the New Agreements, Viking would agree to waive fees or reimburse expenses to maintain each Fund's expense level at a level that is equal to or lower than the currently applicable percentages for an initial term until July 31, 2010. The Board considered whether there were any economies of scale and whether fee levels reflect these economies of scale. In this regard, the Board noted that none of the Funds has reached an asset level that would enable it to benefit substantially from economies of scale. However, the Board recognized that with the integration of the Integrity and Viking fund families, certain shared expenses may be spread over a larger asset base. The Board recognized that even if an alternative investment adviser could potentially result in lower fees, the benefits to shareholders of continuity in the operations and management of the Funds also needed to be accorded weight. The Board concluded that the fees to be paid to Viking under the New Agreements, taking into account relevant expense limitations, were fair and reasonable.

Profitability. In connection with its review of fees, the Board also considered the profitability of Viking for its advisory activities. In this regard, the Board reviewed information regarding the finances of Corridor and Viking and estimated revenues. Based on the information provided, the Board concluded that the level of profitability was reasonable in light of the services provided.

Ancillary Benefits. The Board considered whether there were any ancillary benefits Viking and its affiliates may receive as a result of its relationship with the Funds. In this regard, the Board considered that Viking does not currently engage in any soft dollar arrangements. Based on their review, the Independent Trustees concluded that any indirect benefits received by Viking and its affiliates as a result of its relationship with the Funds were reasonable and within acceptable parameters.

Continuity of Service Providers. The Board noted that, in addition to acquiring Viking, Corridor would be acquiring IFS and Integrity Funds Distributor as part of the Transaction. Accordingly, IFS would continue to act as administrator, accounting service provider and transfer agent to the Funds and Integrity Funds Distributor would continue to act as distributor to the Funds. The Board also noted that Wells Fargo Bank, N.A. would continue to act as the Funds' custodian. The Board concluded that the continuation of the Funds' service provider contracts would help ensure continuity of Fund operations.

Based on their review of the New Agreements, the materials provided and the considerations described above, the Trustees, including a majority of the Independent Trustees, determined that the adoption of the New Agreements would be in the best interests of the Funds and their respective shareholders and should be approved. In addition, the Board recommended approval of each New Agreement by the respective Fund's shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. Viking seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

Mr. Walstad and Mr. Radke comprise the initial Board of Governors of Corridor, and Mr. Radke serves as the president and chief executive officer of Corridor. In addition, Mr. Walstad and Mr. Radke own membership interests of approximately 10% and 5%, respectively, in Corridor. They received their membership interests, without a cash investment, in exchange for their contributions to Corridor (including experience in the mutual fund industry and their personal guaranties of bank financing) and, in addition, with respect to Mr. Radke, in exchange for his interest in Viking. Other current employees of Corridor own, in the aggregate, approximately 23% of the total membership interests in Corridor, with each employee individually owning an interest of approximately 1%. They received their membership interests in exchange for their experience and role in the operations of Corridor, and without a cash investment.

•

With respect to securities transactions for the Funds, Viking determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where Viking has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. The compensation of Monte Avery (the "Portfolio Manager" of the Funds), is based on salary paid every other week. He is not compensated for client retention. In addition, Corridor sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

Viking and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

SCHEDULE OF INVESTMENTS July 31, 2009

NEW HAMPSHIRE MUNICIPAL BONDS (94.8%)	Principal Amount	Market Value

Belknap Cty., NH G.O. 5.200% 6/15/13	$225,000	$225,767
Concord, NH G.O. 4.600% 10/15/14	100,000	107,059
*Derry, NH 4.800% 2/1/18	115,000	120,395
Gorham, NH G.O. 4.850% 4/1/14	65,000	65,694
Hampton, NH G.O. 4.000% 12/15/20	200,000	197,294
Hillsborough, NH G.O. 4.000% 11/1/20	100,000	101,041
Hillsborough, NH G.O. 4.000% 11/1/21	100,000	100,364
Manchester, NH Water Rev. 5.000% 12/1/28	100,000	102,060
Manchester, NH Water Works Rev. 5.000% 12/1/34	250,000	252,405
Merrimack Cty., NH G.O. 4.250% 12/1/19	100,000	107,772
Merrimack Cty., NH G.O. 4.500% 12/1/27	100,000	102,580
Nashua, NH G.O. 5.250% 9/15/17	100,000	106,435
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.100% 10/1/10	100,000	103,894
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.200% 10/1/11	60,000	63,691
*New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.500% 10/1/15	120,000	125,233
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.625% 10/1/16	20,000	20,994
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) 5.500% 7/1/13	40,000	43,861
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) 5.500% 7/1/13	95,000	103,514
New Hampshire Health & Ed. Conway Hosp. 5.250% 6/1/16	100,000	95,538
New Hampshire Health & Ed. Facs. Auth Rev. Healthcare Sys-Covenant Hlth-B 5.000% 7/1/24	100,000	95,504
New Hampshire Health & Educ Concord Hosp. 5.875% 10/1/16	100,000	100,200
New Hampshire Muni Bond Bank 2009 Series D 4.000% 7/15/25	175,000	177,500
*New Hampshire State Capital Improvement G.O. 5.000% 4/15/13	250,000	281,757
New Hampshire State Capital Improvement G.O. 4.750% 3/1/27	100,000	104,272
New Hampshire State Hsg. Single Fam. Rev. 4.900% 7/1/25	200,000	190,116
New Hampshire State Turnpike System 5.125% 10/1/19	100,000	106,272
Portsmouth, NH G.O. 4.000% 8/1/19	100,000	104,667
*Rochester, NH G.O. 4.750% 7/15/20	300,000	313,137

TOTAL NEW HAMPSHIRE MUNICIPAL BONDS		$3,619,016

GUAM MUNICIPAL BONDS (0.3%)
Guam Hsg. Corp. Single Family Mtg. 5.750% 9/1/31	10,000	9,823

TOTAL MUNICIPAL BONDS (COST: $3,548,922)		$3,628,839

SHORT-TERM SECURITIES (4.4%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (Cost: $169,084)	169,084	$169,084

TOTAL INVESTMENTS IN SECURITIES (COST: $3,718,006)		$3,797,923
OTHER ASSETS MINUS LIABILITIES		18,320

NET ASSETS		$3,816,243

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$169,084	$0	$0	$169,084
Municipal Bonds	0	3,628,839	0	3,628,839
Total	$169,084	$3,628,839	0	$3,797,923

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities July 31, 2009

ASSETS
Investments in securities, at value (cost: $3,718,006)	$3,797,923
Accrued dividends receivable	71
Accrued interest receivable	36,302
Prepaid expenses	867
Receivable due from manager	4,819
Total assets	$3,839,982

LIABILITIES
Dividends payable	$9,100
Accrued expenses	7,655
Payable to affiliates	6,984
Total liabilities	$23,739

NET ASSETS	$3,816,243

Net assets are represented by:
Paid-in capital	$3,883,151
Accumulated undistributed net realized gain (loss) on investments	(148,062)
Accumulated undistributed net investment income (loss)	1,237
Unrealized appreciation (depreciation) on investments	79,917
Total amount representing net assets applicable to 363,590 outstanding shares of no par common stock (unlimited shares authorized)	$3,816,243

Net asset value per share	$10.50

Public offering price (based on sales charge of 4.25%)	$10.96

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations For the year ended July 31, 2009

INVESTMENT INCOME
Interest	$142,276
Dividends	3,703
Total investment income	$145,979

EXPENSES
Investment advisory fees	$18,634
Distribution (12b-1) fees	9,322
Administrative service fees	24,001
Transfer agent fees	24,001
Accounting service fees	25,864
Custodian fees	1,745
Professional fees	6,340
Trustees fees	2,013
Insurance expense	143
Reports to shareholders	639
Audit fees	4,000
Legal fees	406
Transfer agent out-of-pockets	225
License, fees, and registrations	1,675
Total expenses	$119,008
Less expenses waived or absorbed by the Fund's manager	(79,112)
Total net expenses	$39,896

NET INVESTMENT INCOME (LOSS)	$106,083

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$0
Net change in unrealized appreciation (depreciation) of investments	63,745
Net realized and unrealized gain (loss) on investments	$63,745

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$169,828

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets

	Year Ended 7/31/09	Year Ended 7/31/08
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$106,083	$112,641
Net realized gain (loss) on investment transactions	0	(529)
Net change in unrealized appreciation (depreciation) on investments	63,745	30,921
Net increase (decrease) in net assets resulting from operations	$169,828	$143,033

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($0.29 and $0.30 per share, respectively)	$(104,834)	$(112,395)
Distributions from net realized gain on investment transactions ($0.00 and $0.00 per share, respectively)	0	0
Total dividends and distributions	$(104,834)	$(112,395)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$283,154	$219,028
Proceeds from reinvested dividends	51,823	54,708
Cost of shares redeemed	(264,627)	(811,941)
Net increase (decrease) in net assets resulting from capital share transactions	$70,350	$(538,205)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$135,344	$(507,567)

NET ASSETS, BEGINNING OF PERIOD	3,680,899	4,188,466

NET ASSETS, END OF PEROID	$3,816,243	$3,680,899

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the "Trust") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990.

The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and New Hampshire state interest and dividend tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of New Hampshire municipal securities.

On December 19, 2003, the Fund became a series of the Trust. Prior to this date, the Fund was part of the Forum Funds and was named the New Hampshire TaxSaver Bond Fund. The New Hampshire TaxSaver Bond Fund commenced operations on December 31, 1992. The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the 1940 Act.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions.

Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

In June of 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing this standard and has concluded that no provision for income tax is required in the financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the financial statements as "Other expense".

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Tax-exempt income	$104,834	$112,395
Ordinary income	0	0
Long-term capital gains	0	0
Total	$104,834	$112,395

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
$1,237	$0	$0	($148,062)	$79,917	($66,908)

The Fund has unexpired net capital loss carryforwards for tax purposes as of July 31, 2009 totaling $148,062, which may be used to offset future capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the following table.

Year	Unexpired Capital Losses
2013	$147,534
2016	$528

For the year ended July 31, 2009, the Fund did not make any permanent reclassifications to reflect tax character

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2009, the Fund did not defer to August 1, 2009, any post-October capital losses, post-October currency losses, or post-October passive foreign investment company losses.

Distributions to shareholders—Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3: CAPITAL SHARE TRANSACTIONS

As of July 31, 2009, there were unlimited shares of no par authorized; 363,590 and 356,507 shares were outstanding at July 31, 2009 and July 31, 2008, respectively.

Transactions in capital shares were as follows:

	Year Ended 7/31/09	Year Ended 7/31/08
Shares sold	27,565	20,945
Shares issued on reinvestment of dividends	5,048	5,298
Shares redeemed	(25,530)	(78,615)
Net increase (decrease)	7,083	(52,372)

NOTE 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $0 of investment advisory fees after a partial waiver for the year ended July 31, 2009. The Fund has a payable to Integrity Money Management of $0 at July 31, 2009 for investment advisory fees. Certain Officers and Trustees of the Fund are also officers and Directors of Integrity Money Management.

Under the terms of the Investment Advisory Agreement, Integrity Money Management has agreed to pay all the expenses of the Fund (excluding taxes, brokerage fees, commissions, and acquired fund fees and expenses, if any) that exceed 1.07% of the Fund's average daily net assets on an annual basis up to the amount of the investment advisory and management fee. Integrity Money Management and Integrity Funds Distributor may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses were 1.07% for the year ended July 31, 2009.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $9,322 of distribution fees for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Distributor of $794 at July 31, 2009 for distribution fees.

As transfer agent to the Fund, Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $24,001 of transfer agency fees and expenses for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $2,000 at July 31, 2009 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged for each additional share class. The Fund has recognized $25,864 of accounting service fees for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $2,159 at July 31, 2009 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.125% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $24,001 of administrative service fees for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $2,000 at July 31, 2009 for administrative service fees.

NOTE 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $820,940 and $545,500, respectively, for the year ended July 31, 2009.

NOTE 6: INVESTMENT IN SECURITIES

At July 31, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $3,718,006. The net unrealized appreciation of investments based on the cost was $79,917, which is comprised of $83,989 aggregate gross unrealized appreciation and $4,072 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis are due to differing treatment for market discount, capital loss deferral, wash sales, and futures transactions.

NOTE 7: SUBSEQUENT EVENTS

On July 31, 2009, Corridor Investors, LLC completed a transaction with Integrity Mutual Funds, Inc. and Integrity Money Management, Inc. With the completion of the transaction, Corridor Investors, LLC and its subsidiaries (Viking, Integrity Funds Distributor, Inc. and Integrity Fund Services, Inc.) began providing investment advisory, distribution and other services to Integrity Managed Portfolios effective August 1, 2009.

Subsequent events noted above were evaluated through September 11, 2009, which is the date these financial statements were available to be issued.

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06	Year Ended 7/29/05
Net asset value, beginning of period	$10.32	$10.24	$10.25	$10.20	$10.82

Income from investment operations:
Net investment income (loss)	$.29	$.30	$.32	$.33	$.33
Net realized and unrealized gain (loss) on investment transactions	.18	.08	(.01)	.05	(.52)
Total income (loss) from investment operations	$.47	$.38	$.31	$.38	$(.19)

Less Distributions:
Dividends from net investment income	$(.29)	$(.30)	$(.32)	$(.33)	$(.33)
Distributions from net realized gains	.00	.00	.00	.00	(.10)
Total distributions	$(.29)	$(.30)	$(.32)	$(.33)	$(.43)

Net asset value, end of period	$10.50	$10.32	$10.24	$10.25	$10.20

Total Return[1]	4.64%	3.72%	3.02%	3.76%	(1.81%)

Ratios/supplemental data
Net assets, end of period (in thousands)	$3,816	$3,681	$4,188	$5,317	$6,363
Ratio of net expenses (after expense assumption) to average net assets2	1.07%	1.07%	1.07%	1.03%	0.98%
Ratio of net investment income to average net assets	2.81%	2.87%	3.09%	3.19%	3.14%
Portfolio turnover rate	15.93%	12.56%	11.83%	8.10%	17.94%

[1]	Excludes any applicable sales charge.
[2]

During the periods indicated above, the Adviser assumed and/or waived expenses of $79,112, $83,438, $79,544, $69,311, and $64,102, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 3.19%, 3.20%, 2.72%, 2.22%, and 1.80%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

TAX INFORMATION

Tax information for the year ended July 31, 2009 (unaudited)

We are required to advise you within 60 days of the Fund's fiscal year regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 29, 2008	August 29, 2008	$.023629	.0	.0
September 30, 2008	September 30, 2008	$.026526	.0	.0
October 31, 2008	October 31, 2008	$.025904	.0	.0
November 28, 2008	November 28, 2008	$.023180	.0	.0
December 31, 2008	December 31, 2008	$.023280	.0	.0
January 30, 2009	January 30, 2009	$.019906	.0	.0
February 27, 2009	February 27, 2009	$.021724	.0	.0
March 31, 2009	March 31, 2009	$.025804	.0	.0
April 30, 2009	April 30, 2009	$.024949	.0	.0
May 29, 2009	May 29, 2009	$.024018	.0	.0
June 30, 2009	June 30, 2009	$.024934	.0	.0
July 31, 2009	July 31, 2009	$.024990	.0	.0

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the New Hampshire Municipal Fund

We have audited the accompanying statement of assets and liabilities of the New Hampshire Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2009, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New Hampshire Municipal Fund of the Integrity Managed Portfolios as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA

September 11, 2009

[Logo]

Equity Funds
Williston Basin/Mid-North America Stock Fund
Integrity Growth & Income Fund
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund

Corporate Bond Fund
Integrity High Income Fund

Specialty Fund
Integrity Fund of Funds

State-Specific Tax-Exempt Bond Funds
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityviking.com. Please read the prospectus carefully before investing.

[Logo]

Investment Adviser

Integrity Money Management, Inc.
1 Main Street North
Minot, ND 58702

Principal Underwriter

Integrity Funds Distributor, Inc.±
P.O. Box 500
Minot, ND 58702

Custodian

Wells Fargo Bank, N.A.
Trust & Custody Solutions
801 Nicollet Mall, Suite 700
Minneapolis, MN 55479

Transfer Agent

Integrity Fund Services, Inc.
P.O. Box 759
Minot, ND 58702

Independent Accountants

Brady, Martz & Associates, P.C.
24 West Central Ave.
P.O. Box 848
Minot, ND 58702

±The Fund is distributed through Integrity Funds Distributor, Inc. Member FINRA & SIPC

Integrity Managed Portfolios

OKLAHOMA
MUNICIPAL FUND

P.O. Box 500 • Minot, North Dakota 58702
800-276-1262
info@integrityviking.com
www.integrityviking.com

Dear Shareholder:

Enclosed is the report of the operations for the Oklahoma Municipal Fund (the "Fund") for the year ended July 31, 2009. The Fund's portfolio and related financial statements are presented within for your review.

Needless to say, the 12-month period ended July 31, 2009 was an extraordinary and stressful time for investors and those of us who have worked in the financial industry for many years. The U.S. economy is in the midst of its second recession this decade. The depth and breadth of this recession is quite different from the 2001 recession in that the negative effects are being felt by nearly every section of the country. Housing values have plummeted in various parts of the country along with two of the three major U.S. auto companies filing for bankruptcy. Those events along with steep declines in manufacturing have led unemployment to levels approaching ten percent.

Seeking to stimulate the economy and loosen the flow of credit, the federal government passed a $700 billion financial rescue package, followed by a $787 billion economic stimulus package. The Federal Reserve was also quite aggressive in its attempts to boost growth by cutting the Fed Funds rate to 0 - 0.25%. Additionally, in the first quarter of 2009 the Fed announced plans to buy $300 billion in Treasury securities in an effort to improve credit markets along with $750 billion of agency mortgage backed securities to bolster the housing markets.

The previous year was an absolutely brutal year for municipal bond investors and the mutual funds that invest in them were no exception as bond prices tumbled and yields rose with concerns that the economic slowdown would affect states credit risks. Not only are states susceptible to a decline in income tax revenues, but falling home prices, rising unemployment and reduced consumer spending are beginning to take their toll on other types of tax revenue.

While all of the above events could make an investor become more cautious, we believe the municipal market could be one of the best places to find bargains in the fixed income market in 2009. During the period, the federal government and its agencies continued to take extraordinary actions to stabilize and restore confidence in the municipal markets. One of these new programs under the American Recovery and Reinvestment Act is the Build America Bonds program which provides funding for state and local governments to pursue necessary capital projects such as schools, roads, public buildings, energy projects, housing and public utilities. The program is designed to provide a federal subsidy for a large portion of the borrowing costs of state and local governments to encourage investments in capital projects.

As a result of these actions and the historic tax equivalent yields municipals offered, tax-free bonds produced strong returns for the latter part of the period. Oklahoma Municipal Fund began the year at $10.75 and ended the year at $10.78 for a total return of 4.28%. This compares to the Barclays Capital Municipal Index's return of 5.11%. The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.36%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.07%.

During the reporting period, we had the opportunity to purchase bonds at higher yields than were available in many years such as: Oklahoma State University Revenue, 5.00% coupon, due 2034 and Oklahoma University (Science Center) 5.00% coupon, due 2036.

At year end, we continue to search the primary and secondary markets for higher coupon securities as we feel current yields represent an attractive, long-term opportunity to our buy and hold approach as well as providing the most relative value in the current market. This approach throughout different interest rate environments allows us to have a portfolio of broad diversification that helps mitigate interest rate risk.

Income exempt from federal and Oklahoma state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, please visit the Fund's website at www.integrityviking.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Viking Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the Fund's website at www.integrityviking.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityviking.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, Inc. P.O. Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding the Funds to: Direct inquiries regarding account information to: Integrity Fund Services, Inc. P.O. Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce its expenses, the Fund may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor, Inc. (the "Distributor" or "Integrity Funds Distributor") at 800-276-1262 or contact your financial institution. The Distributor will begin sending you individual copies 30 days after receiving your request.

TERMS & DEFINITIONS

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Barclays Capital Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Coupon Rate or Face Rate

Rate of interest payable annually based on the face amount of the bond (expressed as a percentage)

Depreciation

Decrease in the value of an asset

Market Value

Actual (or estimated) price at which a bond trades in the marketplace

Maturity

Measure of the term or life of a bond in years; when a bond "matures", the issuer repays the principal

Net Asset Value

The value of all of a fund's assets, less liabilities and divided by the number of outstanding shares; does not include initial or contingent deferred sales charges

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond's creditworthiness; "AAA", "AA", and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D"

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

COMPOSITION July 31, 2009

Portfolio Quality Ratings
(Based on total long-term investments)

AAA	20.2%
AA	32.0%
A	31.8%
BBB	9.6%
NR	6.4%

Quality ratings reflect the financial strength of the issuer and are assigned by independent rating services such as Moody's Investors Services ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the "Adviser" or "Integrity Money Management"), the Fund's investment adviser.

These percentages are subject to change.

Portfolio Market Sectors
(As a percentage of net assets)

S—School	37.5%
U—Utilities	19.4%
O—Other	19.3%
T—Transportation	17.2%
H—Housing	6.6%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

DISCLOSURE OF FUND EXPENSES (unaudited)

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 30, 2009 to July 31, 2009.

Actual expenses: The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes: The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, had these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/30/09	Ending Account Value 7/31/09	Expenses Paid During Period*

Actual	$1,000.00	$1,066.76	$5.53

Hypothetical (5% return before expenses)	$1,000.00	$1,019.58	$5.40

*

Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, and then multiplied by 180/360 days. The Fund's ending account value in the "Actual" section of the table is based on its actual total return of 6.68% for the six-month period of January 30, 2009 to July 31, 2009.

AVERAGE ANNUAL TOTAL RETURNS (unaudited)

	For periods ending July 31, 2009
Oklahoma Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
Without sales charge	4.28%	2.79%	3.15%	3.45%	3.91%
With sales charge (4.25%)	(0.18%)	1.32%	2.26%	3.00%	3.56%

Barclays Capital Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
	5.11%	4.07%	4.22%	5.14%	5.48%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

COMPARATIVE INDEX GRAPH (unaudited)

Comparison of change in value of a $10,000 investment in
the Fund and the Barclays Capital Municipal Bond Index

	Fund without sales charge	Fund with maximum sales charge	Barclays Capital Municipal Bond Index
7/31/99	$10,000	$9,571	$10,000
2000	$9,988	$9,560	$10,431
2001	$10,965	$10,495	$11,484
2002	$11,563	$11,067	$12,255
2003	$11,595	$11,098	$12,695
2004	$12,020	$11,505	$13,429
2005	$12,383	$11,852	$14,284
2006	$12,927	$12,373	$14,649
2007	$13,328	$12,756	$15,273
2008	$13,462	$12,885	$15,708
7/31/09	$14,038	$13,437	$16,510

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Barclays Capital Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds. The Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

MANAGEMENT OF THE FUND (unaudited)

The Board of Trustees ("Board") of the Fund consists of four Trustees (the "Trustees"). These same individuals, unless otherwise noted, also serve as Directors or Trustees for Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the four series of Viking Mutual Funds. Three Trustees are not "interested persons" (75% of the total) as defined under the 1940 Act (the "Independent Trustees"). The remaining Trustee is "interested" (the "Interested Trustees") by virtue of his affiliation with Viking Fund Management, LLC and its affiliates."

For the purposes of this section, the "Fund Complex" consists of Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the four series of Viking Mutual Funds.

Each Trustee serves the Fund until its termination; or until the Trustees' retirement, resignation, or death; or otherwise as specified in the Fund's organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Fund.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held
Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 14 funds

Principal occupation(s): Faculty: Embry-Riddle University (2000 to 2005), Park University (2000 to 2005), Minot State University (1999 to present); Non-Profit Specialist, Bremer Bank (2006 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2006 to 2009), Integrity Fund of Funds, Inc., The Integrity Funds, and Integrity Managed Portfolios (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Marycrest Franciscan Development, Inc.

Orlin W. Backes Birth date: May 11, 1935 Began serving: January 1996 Funds overseen: 14 funds

Principal occupation(s): Attorney: McGee, Hankla, Backes & Dobrovolny, P.C. (1963 to present); Director/Trustee: South Dakota Tax-Free Fund, Inc. (1995 to 2004), ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1995 to 2009), Integrity Fund of Funds, Inc. (1995 to present), Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: First Western Bank & Trust

R. James Maxson Birth date: December 12, 1947 Began serving: June 1999 Funds overseen: 14 funds

Principal occupation(s): Attorney: Maxson Law Office (2002 to present); Vice President: Minot Area Development Corporation (2008 to present); Director/Trustee: South Dakota Tax-Free Fund, Inc. (1999 to 2004), ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1999 to 2009), Integrity Fund of Funds, Inc., and Integrity Managed Portfolios (1999 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Vincent United Methodist Foundation, Minot Area Development Corporation, Peoples State Bank of Velva

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held
Robert E. Walstad(1) Chairman Birth date: August 16, 1944 Began serving: January 1996 Funds overseen: 14 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Director (1987 to 2007) and CEO (2001 to 2007): Integrity Mutual Funds, Inc.; Director, President, and Treasurer (1988 to 2007): Integrity Money Management, Inc.; Director, President, and Treasurer (1988 to 2004): ND Capital, Inc.; Director, President, and Treasurer (1989 to 2007): Integrity Fund Services, Inc.; Director, CEO, Chairman (2002 to 2007), and President (2002 to 2004): Capital Financial Services, Inc.; Director and President (1994 to 2004): South Dakota Tax-Free Fund, Inc.; President and Interim President: (1989 to 2007 and 2008 to 2009), ND Tax-Free Fund, Inc., (1993 to 2007 and 2008 to 2009), Montana Tax-Free Fund, Inc., (1996 to 2007 and 2008 to present), Integrity Managed Portfolios, (2003 to 2007 and 2008 to 2009), The Integrity Funds, (1995 to 2007 and 2008 to 2009), Integrity Fund of Funds, Inc.; Director and Chairman: Montana Tax-Free Fund, Inc. (1993 to 2009), ND Tax-Free Fund, Inc. (1988 to 2009), Integrity Fund of Funds, Inc. (1994 to present); Trustee and Chairman (1996 to present), and Treasurer (1996 to 2004): Integrity Managed Portfolios; Trustee and Chairman: The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Minot Park Board

(1) Trustee who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors, LLC the parent company of Viking Fund Management, LLC, Integrity Fund Services, Inc. and Integrity Funds Distributor.

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 2009

Principal occupation(s): Governor, CEO and President (2009 to present): Corridor Investors, LLC; President (1998-present): Viking Fund Management, LLC; President (1999-2009): Viking Fund Distributors, LLC; Treasurer and Trustee (1999-2009) and President (1999-present): Viking Mutual Funds; President (2009-present): Integrity Fund of Funds, Inc., The Integrity Funds and Integrity Managed Portfolios

Other Directorships Held: Governor, Viking Fund Management, LLC

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: January 1996

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney; Vice President and Director (1988 to 2009): Integrity Mutual Funds, Inc.; Director, Vice President, and Secretary: ND Capital, Inc. (1988 to 2006), Integrity Money Management, Inc. (1988 to 2009), Integrity Fund Services, Inc. (1989 to 2009), and Integrity Funds Distributor, Inc. (1996 to 2009); Director, Vice President, and Secretary: South Dakota Tax-Free Fund, Inc. (1994 to 2004), ND Tax Free Fund, Inc. (1988 to 2009); Montana Tax-Free Fund, Inc. (1993 to 2009); Director (1994 to 2009), Secretary (1994 to 2009) and Vice President: Integrity Fund of Funds, Inc. (1994 to present); Secretary (1994 to 2009) and Vice President: Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Adam C. Forthun Treasurer Birth date: June 30, 1976 Began serving: May 2008

Principal occupation(s): Fund Accountant (2003 to 2005), Fund Accounting Supervisor (2005 to 2008), Fund Accounting Manager (2008 to present): Integrity Fund Services, Inc.; Treasurer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2008 to 2009), Integrity Fund of Funds, Inc., Integrity Managed Portfolios and The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Brent M. Wheeler Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: October 2005

Principal occupation(s): Fund Accounting Manager (1998 to 2005): Integrity Fund Services, Inc.; Treasurer (2004 to 2005): ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc.; Mutual Fund Chief Compliance Officer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2005 to 2009), Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc. (2005 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Transaction With Corridor Investors, LLC

Corridor Investors, LLC ("Corridor"), located at 1 Main Street North, Minot, North Dakota 58703, is a North Dakota limited liability company that was organized in January 2009 by Robert E. Walstad, the chairman of the Board of Trustees of Integrity Managed Portfolios, and Shannon D. Radke, president of Viking Fund Management, LLC ("Viking") and Viking Mutual Funds. Mr. Walstad and Mr. Radke are Governors of Corridor, and Mr. Radke is the President and Chief Executive Officer of Corridor. On March 6, 2009, Viking and Corridor entered into an agreement (the "Corridor Agreement") with Integrity Mutual Funds, Inc. ("Integrity") and Integrity Money Management, among others, to complete certain transactions (collectively, the "Transaction"), certain of which are described below. The Transaction was completed on July 31, 2009, and Viking assumed responsibility for the daily management of the Funds assets.

Prior to the closing of the Transaction, Integrity Money Management served as investment adviser to the Funds. Pursuant to the Corridor Agreement, Integrity (as seller) generally sold its mutual fund services business to Corridor and Viking (collectively, as buyer). More specifically, Corridor and Viking acquired, among other things, certain assets of Integrity Money Management and Viking became a wholly-owned subsidiary of Corridor. Integrity Funds Distributor (the Funds' principal underwriter) and Integrity Fund Services, Inc. (the Funds' transfer agent and accounting and administrative services provider) also became wholly-owned subsidiaries of Corridor as a result of the Transaction.

To complete the Transaction, numerous conditions needed to be met, including shareholder approval of advisory contracts with Viking (the "New Agreements"). Shareholders approved, among other things, the New Agreements at meetings held on June 29, 2009 (and, for certain Funds, at meetings adjourned to July 24, 2009) (collectively, the "Shareholder Meetings").

With the completion of the Transaction, Corridor now provides investment advisory, distribution and other services to the Funds, as well as to the four series of Viking Mutual Funds, the six series of The Integrity Funds, and Integrity Fund of Funds, Inc., primarily through its subsidiaries, including Viking, Integrity Funds Distributor and Integrity Fund Services, Inc. ("Integrity Fund Services" or "IFS").

Investment Advisory Agreements with Viking

The following paragraphs summarize the material information and factors considered by the Board, including a majority of the Independent Trustees, at meetings held on March 6, 2009 and on March 11, 2009 (collectively, the "March Meeting"), as well as their conclusions relative to such factors in considering the approval of the New Agreements.

During last year, the Board received and considered a variety of materials related to the proposed Transaction (including relating to Corridor and Viking), the rationale therefor, alternatives to the Transaction, and the potential impact to the Funds. In light of the Corridor Agreement, the Board, including a majority of the Independent Trustees, considered the approval of the Agreements at the March meeting. In evaluating the New Agreements, the Board reviewed information furnished by Integrity, Integrity Money Management and Viking, including information regarding: (1) the services to be provided to the Funds, including the nature, extent and quality of such services; (2) the performance of the Funds; (3) the compensation to be paid to Viking including the cost of advisory services to be provided and profits to be realized by Viking and its affiliates, including Corridor, from the relationship with the Funds, taking into account the anticipated expense limitation arrangements; (4) the extent to which economies of scale would be realized as a Fund grows and whether the advisory fee reflects these economies of scale for the benefit of the Fund's investors; (5) other benefits to be received by Viking from its relationship with the Funds; and (6) the continuity of services to be provided to the Funds by other service providers, including IFS and Integrity Funds Distributor. In considering the New Agreements, the Independent Trustees also relied upon their knowledge of the Transaction, Corridor, Viking and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the New Agreements. Each Independent Trustee may have accorded different weight to the various factors in reaching his conclusions with respect to the New Agreements. The Independent Trustees did not identify any single factor as all-important or controlling. The Independent Trustees' considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

As outlined in more detail below, the Board, including the Independent Trustees, considered all factors they believed relevant with respect to appointing Viking as investment adviser and approving the New Agreements.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services to be provided by Viking, including investment advisory and administrative services. In considering the nature, extent and quality of the services to be provided to the Funds by Viking under the New Agreements, the Board recognized that Viking would be a subsidiary of Corridor upon the completion of the Transaction. In this regard, the Board considered that Corridor was a newly formed company, and therefore took into account Corridor's financing prospects and viability, based on information provided by Integrity. Members of Integrity and Viking represented to the Board that Corridor would oversee the consolidation of the operations of Integrity Money Management into those of Viking following the Transaction to ensure a smooth transition and that the Transaction and the New Agreements were not expected to effect any material changes in the manner in which the Funds are managed.

In addition, the Board considered the continuity of investment and administrative personnel. With respect to investment personnel, the Board is familiar with the background, experience and track record of the Funds' investment personnel and these same persons were expected to serve the Funds in the same capacities following the Transaction, except as employees of Viking. More specifically, the Board was advised that the portfolio manager who was managing the Funds would continue to manage such Funds on behalf of Viking.

As discussed in further detail below, with limited exceptions, the Board noted that the administrative personnel then providing services to the Funds were expected to continue in the same capacity and provide the same level of service following the Transaction. Although the same investment personnel were expected to continue to manage the Funds under the New Agreements, the Board recognized that the level of services may be enhanced with the addition of Viking's additional management expertise and marketing resources.

The Board concluded that the approval of the New Agreements and the transition of the Funds' management from Integrity Money Management to Viking were not expected to interfere with the day-to-day management of the Funds. Based on its review, the Board concluded that the expected nature, extent and quality of services to be provided by Viking supported approval of the New Agreements.

Performance. The Board considered the performance history of the Funds, and in light of the continuity of investment personnel as employees of Viking, the Board recognized that the New Agreements were not expected to impact the performance of the Funds.

Compensation and Economies of Scale. The Board evaluated the management fees under the New Agreements and noted that the advisory fee rates would be the same as the advisory fee rates paid by the Funds under the then-existing investment advisory agreements. The Board also considered the Funds' expense ratios, including, in particular, the expense limitation provisions applicable to the Funds that were set forth in the then-existing investment advisory agreements and noted that, although such expense limitation provisions would not be included in the New Agreements, Viking would agree to waive fees or reimburse expenses to maintain each Fund's expense level at a level that is equal to or lower than the currently applicable percentages for an initial term until July 31, 2010. The Board considered whether there were any economies of scale and whether fee levels reflect these economies of scale. In this regard, the Board noted that none of the Funds has reached an asset level that would enable it to benefit substantially from economies of scale. However, the Board recognized that with the integration of the Integrity and Viking fund families, certain shared expenses may be spread over a larger asset base. The Board recognized that even if an alternative investment adviser could potentially result in lower fees, the benefits to shareholders of continuity in the operations and management of the Funds also needed to be accorded weight. The Board concluded that the fees to be paid to Viking under the New Agreements, taking into account relevant expense limitations, were fair and reasonable.

Profitability. In connection with its review of fees, the Board also considered the profitability of Viking for its advisory activities. In this regard, the Board reviewed information regarding the finances of Corridor and Viking and estimated revenues. Based on the information provided, the Board concluded that the level of profitability was reasonable in light of the services provided.

Ancillary Benefits. The Board considered whether there were any ancillary benefits Viking and its affiliates may receive as a result of its relationship with the Funds. In this regard, the Board considered that Viking does not currently engage in any soft dollar arrangements. Based on their review, the Independent Trustees concluded that any indirect benefits received by Viking and its affiliates as a result of its relationship with the Funds were reasonable and within acceptable parameters.

Continuity of Service Providers. The Board noted that, in addition to acquiring Viking, Corridor would be acquiring IFS and Integrity Funds Distributor as part of the Transaction. Accordingly, IFS would continue to act as administrator, accounting service provider and transfer agent to the Funds and Integrity Funds Distributor would continue to act as distributor to the Funds. The Board also noted that Wells Fargo Bank, N.A. would continue to act as the Funds' custodian. The Board concluded that the continuation of the Funds' service provider contracts would help ensure continuity of Fund operations.

Based on their review of the New Agreements, the materials provided and the considerations described above, the Trustees, including a majority of the Independent Trustees, determined that the adoption of the New Agreements would be in the best interests of the Funds and their respective shareholders and should be approved. In addition, the Board recommended approval of each New Agreement by the respective Fund's shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. Viking seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

Mr. Walstad and Mr. Radke comprise the initial Board of Governors of Corridor, and Mr. Radke serves as the president and chief executive officer of Corridor. In addition, Mr. Walstad and Mr. Radke own membership interests of approximately 10% and 5%, respectively, in Corridor. They received their membership interests, without a cash investment, in exchange for their contributions to Corridor (including experience in the mutual fund industry and their personal guaranties of bank financing) and, in addition, with respect to Mr. Radke, in exchange for his interest in Viking. Other current employees of Corridor own, in the aggregate, approximately 23% of the total membership interests in Corridor, with each employee individually owning an interest of approximately 1%. They received their membership interests in exchange for their experience and role in the operations of Corridor, and without a cash investment.

•

With respect to securities transactions for the Funds, Viking determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where Viking has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. The compensation of Monte Avery (the "Portfolio Manager" of the Funds), is based on salary paid every other week. He is not compensated for client retention. In addition, Corridor sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

Viking and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

SCHEDULE OF INVESTMENTS July 31, 2009

OKLAHOMA MUNICIPAL BONDS (97.2%)	Principal Amount	Market Value

Claremore, OK Student Hsg. Rev. (Rogers University) 5.750% 9/1/34	$500,000	$369,980
Drumright, OK Utility Sys. Rev. 4.750% 2/1/36	950,000	946,438
Durant, OK Community Fac. Auth. Sales Tax Rev. 5.500% 11/1/19	500,000	528,485
Edmond Economic Dev. Auth., OK Student Housing Rev. 5.375% 12/1/19	200,000	180,950
Edmond Economic Dev. Auth., OK Student Housing Rev. 5.500% 12/1/28	865,000	679,951
Edmond, OK Pub Wks Auth Util Rev 4.850% 1/1/24	155,000	158,959
Edmond, OK Pub Wks Auth Util Rev 4.750% 7/1/24	250,000	252,900
Edmond, OK Pub Wks Auth Sales Tax & Util Sys Rev 4.750% 7/1/23	200,000	203,764
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. 4.500% 4/1/18	250,000	250,848
Jenks Aquarium Auth. Rev. 5.250% 7/1/29	500,000	505,290
McAlester, OK Public Works Auth. 5.100% 2/1/30	100,000	102,821
McClain Cty., OK Econ. Dev. Auth. Ed. Lease Rev. (Purcell Schools) 4.250% 9/1/20	585,000	599,362
Midwest City, OK Capital Impvt. 5.375% 9/1/24	500,000	516,185
Norman, OK (Regl. Hospital) Auth. 5.250% 9/1/16	180,000	162,774
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. 5.000% 8/1/24	150,000	150,000
OK Agric. & Mech. Colleges (OK St. Univ.) Gen. Rev. 5.000% 7/1/34	250,000	247,963
Oklahoma City, OK 4.250% 3/1/22	110,000	111,790
Oklahoma City Airport Trust Jr. Lien Refunding Series B. 5.000% 7/1/19	250,000	272,230
Oklahoma City Airport Trust Jr. Lien Refunding Series B 5.000% 7/1/21	250,000	264,428
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) 5.500% 10/1/19	250,000	271,858
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. 5.000% 7/1/29	425,000	435,532
Oklahoma City, OK Water Utility Rev. 5.000% 7/1/34	250,000	250,123
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. 5.100% 3/1/16	140,000	140,057
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. 5.150% 3/1/21	100,000	100,013
OK Board of Regents (Univ. of Central OK) 5.600% 8/1/20	150,000	157,352
OK Board of Regents (Univ. of Central OK) 5.700% 8/1/25	390,000	402,570
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A 5.600% 3/1/15	280,000	285,099
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement 5.100% 6/1/27	120,000	122,704
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) 4.900% 12/1/22	200,000	206,352
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) 4.600% 4/1/22	250,000	255,680
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) 4.650% 4/1/23	250,000	254,395
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) 4.500% 6/1/26	250,000	254,498
OK Housing Finance Agency Single Family Homeownership 5.250% 9/1/21	75,000	75,033
*OK Housing Finance Agency Single Family Homeownership 5.375% 3/1/20	60,000	60,614
OK Housing Finance Agency Single Family Homeownership 5.850% 9/1/20	30,000	30,116
Oklahoma Housing Finance 5.050% 9/1/23	935,000	899,956
Oklahoma Housing Finance 5.150% 9/1/29	465,000	427,219
Oklahoma Housing Finance 5.200% 9/1/32	470,000	420,072
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev 5.100% 3/1/17	100,000	100,247
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev. 5.100% 9/1/17	100,000	100,644
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded 5.750% 2/15/25	125,000	125,158
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded 6.000% 2/15/29	100,000	100,051
OK Devl. Finance Auth. (St. John Health Syst.) 5.750% 2/15/25	50,000	50,219
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. 5.000% 12/1/28	500,000	469,670
OK Devl. Finance Auth. (Seminole State College) 5.125% 12/1/27	150,000	154,389
OK Devl. Finance Auth. (Langston Univ. Stadium) 5.000% 7/1/27	250,000	258,160
OK Capital Impvt. Auth. (State Highway) Rev. 5.000% 6/1/14	250,000	282,683
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. 5.000% 7/1/22	500,000	523,160
OK Capital Impvt. Auth. (Higher Ed. Project) 5.000% 7/1/24	250,000	258,363
*OK Capital Impvt. Auth. (Higher Ed. Project) Rev. 5.000% 7/1/30	1,000,000	1,009,070
OK Capital Impvt. Auth. (Supreme Court Proj.) 4.500% 7/1/26	500,000	501,400
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) 4.375% 7/1/22	100,000	102,794
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) 4.375% 7/1/23	100,000	101,747
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) 4.500% 7/1/24	200,000	205,352
OK Municipal Power Auth. Rev. 5.750% 1/1/24	2,230,000	2,586,800
*OK Municipal Power Auth. Power Supply Rev. 4.500% 1/1/47	600,000	513,594
OK State Student Loan Auth. 6.350% 9/1/25	280,000	282,341
*OK State Student Loan Auth. 5.625% 6/1/31	685,000	620,562
OK State Student Loan Auth. 5.300% 12/1/32	450,000	363,929
*OK State Water (Loan Program) Rev. 5.100% 9/1/16	40,000	40,210
OK Transportation Auth. Turnpike Sys. Rev. - Prerefunded 5.000% 1/1/21	10,000	10,968
OK Transportation Auth. Turnpike Sys. Rev. - Unrefunded 5.000% 1/1/21	90,000	92,781
Okmulgee Public Works Auth. Capital Improvement Rev. 5.125% 8/1/30	750,000	752,550
Okmulgee Public Works Auth. Capital Improvement Rev. 4.800% 10/1/27	500,000	510,150
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) 5.000% 11/1/21	250,000	253,008
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A 5.625% 12/1/20	140,000	126,685
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A 5.700% 12/1/25	220,000	182,431
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. 5.750% 12/1/30	250,000	192,218
Rural Enterprises, OK Inc. Student Hsg. (Connors College) 5.550% 11/1/21	250,000	216,165
Rural Enterprises, OK Inc. Student Hsg. (Connors College) 5.650% 11/1/31	375,000	287,029
Rural Enterprises, OK Inc. USAOF Student Housing 5.550% 11/1/21	250,000	219,118
Rural Enterprises, OK Inc. USAOF Student Housing 5.650% 11/1/31	250,000	191,780
Sapulpa Municipal Authority Utility Rev. 5.125% 1/1/32	250,000	254,500
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) 5.250% 11/1/23	250,000	197,020
Tulsa Cty, OK Indl. Auth. Recreation Facs. 4.700% 9/1/24	500,000	506,155
Tulsa, OK General Obligation 4.500% 3/1/23	700,000	725,326
Tulsa, Oklahoma Unlimited GO 4.250% 3/1/24	250,000	251,303
Tulsa Metropolitan Util. Auth. Utility Revs 4.250% 5/1/26	350,000	346,042
Tulsa Metropolitan Util. Auth. Utility Revs 4.500% 5/1/27	610,000	609,390
Tulsa Oklahoma Public Facs. Auth. 5.250% 11/15/36	1,000,000	1,004,200
Tulsa Oklahoma Pub. Facs. Auth. 4.750% 11/15/37	500,000	466,410
University of OK Board of Regents (Research Fac.) Rev. 4.800% 3/1/28	670,000	673,236
University of OK Board of Regents (Multi Facs.) Rev. 4.750% 6/1/29	250,000	244,585
OK Board of Regents (Univ. of OK) 4.125% 7/1/26	250,000	245,010
Board of Regents (OK Univ. Science Center) 5.000% 7/1/36	1,000,000	1,004,420
University of OK Board of Regents Student Hsg. Rev. 5.000% 11/1/27	1,000,000	997,820
University of OK Student Hsg. (Cameron Univ.) Rev. 5.500% 7/1/23	250,000	266,433

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $31,913,267)		$31,131,624

SHORT-TERM SECURITIES (2.7%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $878,350)	878,350	$878,350

TOTAL INVESTMENTS IN SECURITIES (COST: $32,791,617)		$32,009,974
OTHER ASSETS LESS LIABILITIES		9,202

NET ASSETS		$32,019,176

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
As of July 31, 2009, the Fund had one when-issued purchase:
250,000 of OK Agric. & Mech. Colleges (OK St. Univ.) Gen. Rev.; 5.000%; 7/1/34.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$878,350	$0	$0	$878,350
Municipal Bonds	0	31,131,624	0	31,131,624
Total	$878,350	$31,131,624	$0	$32,009,974

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities July 31, 2009

ASSETS
Investments in securities, at value (cost: $32,791,617)	$32,009,974
Accrued dividends receivable	237
Accrued interest receivable	392,674
Prepaid expenses	2,742
Receivable for Fund shares sold	10,000
Total assets	$32,415,627

LIABILITIES
Accrued expenses	$19,799
Dividends payable	100,562
Payable for Fund shares redeemed	115
Payable to affiliates	25,408
Security purchases payable	250,567
Total liabilities	$396,451

NET ASSETS	$32,019,176

Net assets are represented by:
Paid-in capital	$35,326,868
Accumulated undistributed net realized gain (loss) on investments	(2,528,033)
Accumulated undistributed net investment income (loss)	1,984
Unrealized appreciation (depreciation) on investments	(781,643)
Total amount representing net assets applicable to 2,971,207 outstanding shares of no par common stock (unlimited shares authorized)	$32,019,176

Net asset value per share	$10.78

Public offering price (based on sales charge of 4.25%)	$11.25

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations For the year ended July 31, 2009

INVESTMENT INCOME
Interest	$1,832,469
Dividends	8,913
Total investment income	$1,841,382

EXPENSES
Investment advisory fees	$184,690
Distribution (12b-1) fees	92,345
Administrative service fees	46,173
Transfer agent fees	73,876
Accounting service fees	42,469
Custodian fees	6,790
Professional fees	32,424
Trustees fees	6,553
Insurance expense	1,745
Reports to shareholders	1,551
Audit fees	9,000
Legal fees	2,219
Transfer agent out-of-pockets	721
License, fees, and registrations	2,672
Total expenses	$503,228
Less expenses waived or absorbed by the Fund's manager	(107,991)
Total net expenses	$395,237

NET INVESTMENT INCOME (LOSS)	$1,446,145

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(254,833)
Net change in unrealized appreciation (depreciation) of investments	19,774
Net realized and unrealized gain (loss) on investments	$(235,059)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,211,086

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets

	Year Ended 7/31/09	Year Ended 7/31/08
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,446,145	$1,728,185
Net realized gain (loss) on investment transactions	(254,833)	191,550
Net change in unrealized appreciation (depreciation) on investments	19,774	(1,430,856)
Net increase (decrease) in net assets resulting from operations	$1,211,086	$488,879

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($0.41 and $0.39 per share, respectively)	$(1,444,737)	$(1,723,635)
Distributions from net realized gain on investment transactions ($0.00 and $0.00 per share, respectively)	0	0
Total dividends and distributions	$(1,444,737)	$(1,723,635)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,178,842	$7,697,361
Proceeds from reinvested dividends	920,824	968,322
Cost of shares redeemed	(12,872,462)	(13,252,678)
Net increase (decrease) in net assets resulting from capital share transactions	$(9,772,796)	$(4,586,995)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(10,006,447)	$(5,821,751)

NET ASSETS, BEGINNING OF PERIOD	42,025,623	47,847,374

NET ASSETS, END OF PERIOD	$32,019,176	$42,025,623

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the "Trust") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares.

The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Oklahoma state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions.

Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

In June of 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing this standard and has concluded that no provision for income tax is required in the financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the financial statements as "Other expense".

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Tax-exempt income	$1,444,737	$1,723,635
Ordinary income	0	0
Long-term capital gains	0	0
Total	$1,444,737	$1,723,635

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
$1,984	$0	$0	($2,245,430)	($781,643)	($3,025,089)

The Fund has unexpired net capital loss carryforwards for tax purposes as of July 31, 2009 totaling $2,245,430, which may be used to offset future capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the following table.

Year	Unexpired Capital Losses
2010	$138,150
2011	$412,304
2012	$547,833
2013	$1,147,143

For the year ended July 31, 2009, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2009, the Fund deferred to August 1, 2009, post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $282,603.

Distributions to shareholders—Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3: CAPITAL SHARE TRANSACTIONS

As of July 31, 2009, there were unlimited shares of no par authorized; 2,971,207 and 3,909,928 shares were outstanding at July 31, 2009 and July 31, 2008, respectively.

Transactions in capital shares were as follows:

	Year Ended 7/31/09	Year Ended 7/31/08
Shares sold	208,121	698,432
Shares issued on reinvestment of dividends	88,660	88,436
Shares redeemed	(1,235,502)	(1,214,782)
Net increase (decrease)	(938,721)	(427,914)

NOTE 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $76,699 of investment advisory fees after a partial waiver for the year ended July 31, 2009. The Fund has a payable to Integrity Money Management of $5,688 at July 31, 2009 for investment advisory fees. Certain officers and trustees of the Fund are also officers and Directors of Integrity Money Management.

Under the terms of the Investment Advisory Agreement, Integrity Money Management has agreed to pay all the expenses of the Fund (excluding taxes, brokerage fees, commissions, and acquired fund fees and expenses, if any) that exceed 1.07% of the Fund's average daily net assets on an annual basis up to the amount of the investment advisory and management fee. Integrity Money Management and Integrity Funds Distributor may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses were 1.07% for the year ended July 31, 2009.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $92,345 of distribution fees for the year ended July 31, 2009. The Fund has a payable to Integrity Funds Distributor of $6,708 at July 31, 2009 for distribution fees.

As transfer agent to the Fund, Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $73,876 of transfer agency fees and expenses for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $5,366 at July 31, 2009 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged for each additional share class. The Fund has recognized $42,469 of accounting service fees for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $3,342 at July 31, 2009 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.125% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $46,173 of administrative service fees for the year ended July 31, 2009. The Fund has a payable to Integrity Fund Services of $3,354 at July 31, 2009 for administrative service fees.

NOTE 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $1,250,568 and $10,380,966, respectively, for the year ended July 31, 2009.

NOTE 6: INVESTMENT IN SECURITIES

At July 31, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $32,791,617. The net unrealized depreciation of investments based on the cost was $781,643, which is comprised of $411,929 aggregate gross unrealized appreciation and $1,193,572 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis are due to differing treatment for market discount, capital loss deferral, wash sales, and futures transactions.

NOTE 7: SUBSEQUENT EVENTS

On July 31, 2009, Corridor Investors, LLC completed a transaction with Integrity Mutual Funds, Inc. and Integrity Money Management, Inc. With the completion of the transaction, Corridor Investors, LLC and its subsidiaries (Viking, Integrity Funds Distributor, Inc. and Integrity Fund Services, Inc.) began providing investment advisory, distribution and other services to Integrity Managed Portfolios effective August 1, 2009.

Subsequent events noted above were evaluated through September 11, 2009, which is the date these financial statements were available to be issued.

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06	Year Ended 7/29/05
Net asset value, beginning of period	$10.75	$11.03	$11.08	$11.00	$11.07

Income from investment operations:
Net investment income (loss)	$.41	$.39	$.39	$.39	$.40
Net realized and unrealized gain (loss) on investment transactions	.03	(.28)	(.05)	.08	(.07)
Total income (loss) from investment operations	$.44	$.11	$.34	$.47	$.33

Less Distributions:
Dividends from net investment income	$(.41)	$(.39)	$(.39)	$(.39)	$(.40)
Distributions from net realized gains	.00	.00	.00	.00	.00
Total distributions	$(.41)	$(.39)	$(.39)	$(.39)	$(.40)

Net asset value, end of period	$10.78	$10.75	$11.03	$11.08	$11.00

Total Return[1]	4.28%	1.01%	3.10%	4.39%	3.02%

Ratios/supplemental data
Net assets, end of period (in thousands)	$32,019	$42,026	$47,847	$43,563	$34,887
Ratio of net expenses (after expense assumption) to average net assets[2]	1.07%	1.07%	1.07%	1.03%	0.98%
Ratio of net investment income to average net assets	3.91%	3.55%	3.50%	3.55%	3.60%
Portfolio turnover rate	3.48%	10.37%	11.97%	4.65%	8.69%

[1]	Excludes any applicable sales charge.
[2]

During the periods indicated above, the Adviser assumed and/or waived expenses of $107,991, $135,321, $98,960, $60,854, and $81,636, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.36%, 1.35%, 1.28%, 1.19%, and 1.20%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

TAX INFORMATION

Tax information for the year ended July 31, 2009 (unaudited)

We are required to advise you within 60 days of the Fund's fiscal year regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 29, 2008	August 29, 2008	$.032121	.0	.0
September 30, 2008	September 30, 2008	$.034757	.0	.0
October 31, 2008	October 31, 2008	$.034874	.0	.0
November 28, 2008	November 28, 2008	$.032075	.0	.0
December 31, 2008	December 31, 2008	$.036995	.0	.0
January 30, 2009	January 30, 2009	$.033972	.0	.0
February 27, 2009	February 27, 2009	$.030419	.0	.0
March 31, 2009	March 31, 2009	$.037273	.0	.0
April 30, 2009	April 30, 2009	$.034082	.0	.0
May 29, 2009	May 29, 2009	$.032419	.0	.0
June 30, 2009	June 30, 2009	$.034832	.0	.0
July 31, 2009	July 31, 2009	$.033588	.0	.0

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Oklahoma Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Oklahoma Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2009, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oklahoma Municipal Fund of the Integrity Managed Portfolios as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA

September 11, 2009

[Logo]

Equity Funds
Williston Basin/Mid-North America Stock Fund
Integrity Growth & Income Fund
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund

Corporate Bond Fund
Integrity High Income Fund

Specialty Fund
Integrity Fund of Funds

State-Specific Tax-Exempt Bond Funds
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityviking.com. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the registrant's principal executive officer and principal financial officer (herein referred to as the "Code"). There were no amendments to the Code during the period covered by this report. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The code is filed herewith pursuant to Item 12(a)(1) as EX-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is "independent" for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit fees include the amounts related to the professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

		Audit Fees
		2008	$39,900
		2009	$43,600

(b)	Audit-related fees are fees principally paid for professional services rendered for due diligence and technical accounting consulting and research.
		Audit-Related Fees
		2008	$7,200
		2009	$5,400

(c)	Tax fees include amounts related to the preparation and review of the registrant's tax returns.
		Tax Fees
		2008	$7,200
		2009	$7,800

(d)	All Other Fees.
		None.

(e)	(1)

The registrant's audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee. All of the services described in paragraphs (b) through (d) of Item 4 were approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant's financial statements for the most recent fiscal year end were performed by the principal accountant's full-time permanent employees.

(g)	None.

(h)

The registrant's independent auditor did not provide any non-audit services to the registrant's investment adviser or any entity controlling, controlled by, or controlled with the registrant's investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders.

The Governance/Nominating Committee (the "Committee") consists of members of the Board of Trustees of the registrant (the "Board") who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). The primary function of the Committee is to identify individuals qualified to become Board members and recommend nominations for election to the Board. The Committee also takes a leadership role in shaping the governance of the registrant.

When considering whether to add additional or substitute trustees to the Board, the Committee shall take into account any proposals for candidates that are properly submitted to the registrant's Secretary. Shareholders wishing to present one or more candidates for consideration may do so by submitting a signed written request to the registrant's Secretary at PO Box 500, Minot, ND 58702-0500, which includes the following information: (a) name and address of shareholder and, if applicable, name of broker or record holder; (b) number of shares owned; (c) name of Fund(s) in which shares are owned; (d) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connection with the election of trustees; (e) the name and background information of the proposed candidate(s); and (f) a representation that the candidate(s) are willing to provide additional information about themselves, including assurances as to their independence.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by the Report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act (17 CFR 270.30a-2) is filed and attached hereto as EX-99.CERT.

	(3)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By:	/s/ Shannon D. Radke
Shannon D. Radke
President

September 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shannon D. Radke
Shannon D. Radke
President

September 30, 2009

By:	/s/ Adam Forthun
Adam Forthun
Treasurer

September 30, 2009